iShares® Trust
Statement of Additional Information
Dated December 4, 2023
(as revised August 30, 2024)
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares MSCI Emerging Markets Quality Factor ETF (the “Fund”)	EQLT	CBOE
The Prospectus for the Fund is dated December 4, 2023, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for the Fund may be obtained without charge by writing to the Trust’s distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. The Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

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General Description of the Trust and the Fund
The Trust currently consists of more than 330 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates solely to the Fund.
The Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect wholly-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the Fund's Prospectus (the “Underlying Index”).
The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are listed for trading on Cboe BZX (the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI), and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally 80,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.
Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.
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The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor's equity interest in the Fund.
Investment Strategies and Risks
The Fund seeks to achieve its objective by investing primarily in securities issued by issuers that compose the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
The Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Fund does not seek leveraged returns, certain instruments used by the Fund may have a leveraging effect as described below.
Borrowing.  The Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging the Fund. The incurrence of leverage increases the Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on the Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by the Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to the Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by the Fund must be made from a bank or may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a non-U.S. currency. The Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference
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by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The Fund is classified as “non-diversified.” A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may constitute a significant percentage of the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.
The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by the Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund will not use futures, options on futures or securities options for speculative purposes. The Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to the Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Fund may purchase and write put and call options on futures contracts
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that are traded on an exchange as a hedge against changes in value of its portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by the Fund to obtain access to securities in the Underlying Index or to dispose of securities in the Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by the Underlying Index or otherwise to achieve the Fund’s objective of tracking the Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Lending Portfolio Securities.  The Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
The Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that the Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Fund in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund's investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In
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the event a borrower does not return the Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to the Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including exchange-traded funds (“ETFs”) such as the Fund, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Fund has implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews the Fund’s liquidity risk and classifies each investment held by the Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interest in the Fund. The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.
Non-U.S. Securities.  The Fund may purchase publicly traded common stocks of non-U.S. issuers. To the extent the Fund invests in stocks of non-U.S. issuers, the Fund's investment in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored depositary receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards; the possibility of
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expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in non-U.S. countries; and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to the Fund. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Fund.
The Fund (the “No-Action Letter Fund”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts (“REITs”), business development companies and, investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Fund, expects to file a claim with the CFTC for the Fund to rely on this no-action relief. Assuming the CFTC does not reject such claim, BFA should not be subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).
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Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for the Fund, should it decide to utilize them. Such risks are not unique to the Fund, but are inherent in repurchase agreements. The Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by the Fund through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)
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Securities of Investment Companies.  The Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law. Pursuant to the 1940 Act, the Fund’s investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which the Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
Short-Term Instruments and Temporary Investments.  The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Global Ratings, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The Board may, in the future, authorize the Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in the Fund is contained in the Prospectus.
An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in
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general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cause the Fund to incur interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Commodities Investment Risk.  Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.
The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of the Fund's control and may not be anticipated by BFA. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods; livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.
The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, regulatory and supply-related events in such countries could have a disproportionate impact on the prices of such commodities.
A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of a commodity or commodity-related company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Agricultural commodities may be adversely affected by weather or other natural phenomena, such as drought, floods and pests.
A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.
The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Currency Risk.  Because the Fund's NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S.
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dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors, while a weak U.S. dollar will increase those returns.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the Fund’s performance and may lower the Fund’s return. The Fund could experience losses if the value of its currency forward positions are poorly correlated with its other investments or if it cannot close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Illiquid Investments Risk.  The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and the Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of the Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Money Market Instruments Risk.  The Fund may hold money market instruments. The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of a Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
Operational Risk.  BFA and the Fund's other service providers may experience disruptions or operating errors such as processing errors or human errors, inadequate or failed internal or external processes, or systems or technology failures, that could negatively impact the Fund. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. BFA, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for BFA or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.
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Reference Rate Replacement Risk.  The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, securities options and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that the Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains and, in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions, which entail additional transaction costs, will be effective.
Risk of Equity Securities.  An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Common stocks may experience extreme price volatility due to actions taken by particular investors or groups of investors (for example, retail investors influenced by social media activity or other media coverage or significant “short” positions taken by institutional investors).
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock price to decline.
Although most of the securities in the Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or
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maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in the Fund's Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the risk exposure to levels comparable to a direct investment in the types of stocks in which it invests.
Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Equity Securities.  An investment in the Fund involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.
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Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the parties will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive).
The Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for the Fund’s investment in swaps.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the Fund or distributions paid to the Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Tracking error may occur due to differences between the methodologies used in calculating the value of the Underlying Index and determining the Fund’s NAV.
When an issuer is introduced by an index provider into an index tracked by a Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s portfolio and, if it does so, such Fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. BFA’s underweighting or excluding such securities may result in a decline in the Fund’s net asset value. The application of the abovementioned analysis and screening to a Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to the Fund’s net asset value if one or more such securities declines in value.
Volatility Risk.  The value of a security may fluctuate due to factors affecting markets generally or particular industries. This volatility may affect the Fund's NAV. Securities in the the Fund's portfolio may be subject to price volatility and their prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the Fund.
Risk of Investing in Africa.  Investments in securities of issuers in certain African countries involve heightened risks including, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, and social instability as a result of religious, ethnic and/or socio-economic unrest or widespread outbreaks of disease and, in certain countries, genocidal warfare.
Certain countries in Africa generally have less developed capital markets than traditional emerging market countries, and, consequently, the risks of investing in foreign securities are magnified in such countries. Because securities markets of countries in Africa are generally underdeveloped and are generally less correlated to global economic cycles than those markets located in more developed countries, securities markets in African countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on African securities markets may be suspended altogether.
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Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in certain countries in Africa may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund (i.e., counterparty risk). This risk is magnified to the extent that the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms.
Certain governments in African countries restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. Moreover, certain countries in Africa require governmental approval or special licenses prior to investment by foreign investors and may limit the amount of investment by foreign investors in a particular industry and/or issuer, and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domestic investors of the countries and/or impose additional taxes on foreign investors. A delay in obtaining a government approval or a license would delay investments in a particular country, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of a particular country may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of these factors could cause a decline in the value of the Fund investments. Issuers located or operating in countries in Africa are generally not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in countries in Africa and such issuers are generally not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
In addition, governments of certain countries in Africa in which the Fund may invest may levy withholding or other taxes on income such as dividends, interest and realized capital gains. Although in certain countries in Africa a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
Investment in countries in Africa may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, there is the risk that if an African country’s balance of payments declines, such African country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Additionally, investments in countries in Africa may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Securities laws in many countries in Africa are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, there may be no single centralized securities exchange on which securities are traded in certain countries in Africa and the systems of corporate governance to which issuers located in countries in Africa are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and, therefore, shareholders of issuers located in such countries may not receive many of the protections available to shareholders of issuers located in more developed countries. Even in circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in countries in Africa may be inconsistent and subject to sudden change.
Certain countries in Africa may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain countries in Africa depend to a significant extent upon exports of primary commodities such as gold, silver, copper and diamonds. These countries therefore are vulnerable to changes in commodity prices, which may be affected by a variety of factors. In addition, certain issuers located in countries in Africa in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if
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it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The governments of certain countries in Africa may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in certain countries in Africa. Some countries in Africa may be affected by a greater degree of public corruption and crime, including organized crime.
Political instability and protests in North Africa and the Middle East have caused and may in the future cause significant disruptions to many industries. In addition, the outbreak of Ebola in Western Africa severely challenged health care industries in those countries and adversely impacted the region’s economy due to quarantines and disruptions of trade, which has further increased instability in the region. This instability has demonstrated that political and social unrest can spread quickly through the region, and that developments in one country can influence the political events in neighboring countries. Some protests have turned violent, and civil war and political reconstruction in certain countries such as Libya, Iraq and Syria pose a risk to investments in the region. Continued political and social unrest in these regions, including the ongoing warfare and terrorist activities in the Middle East and Africa, may negatively affect the value of an investment in the Fund.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.
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Risk of Investing in Central and South America.  The economies of certain countries in which the Fund invests are affected by the economies of other Central and South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates and political instability which can adversely affect issuers in these countries. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of exports for the regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on some or all of the countries to which the Fund has exposure.
The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which a Fund invests. Diplomatic developments may also adversely affect investments in certain countries in Central and South America. Some countries in Central and South America may be affected by public corruption and crime, including organized crime.
Certain countries in Central and South America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, certain issuers located in countries in Central and South America in which a Fund invests may be the subject of sanctions (for example, the U.S. has imposed sanctions on certain Venezuelan individuals, corporate entities and the Venezuelan government) or have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. A Fund may be adversely affected if it invests in such issuers.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect securities of Chinese issuers. In addition, China has strained international relations with Japan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking. Investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.
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In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the Chinese issuers of securities in which a Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Chinese economy. Any such response that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions.
Risk of Investing in Eastern Europe.  Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Certain Eastern European countries have high public debt levels, significant underground economies, high unemployment and emigration of skilled workers. Such countries generally have a history of political instability, limited infrastructure and an inefficient public sector prone to endemic corruption. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.
Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Many Eastern European securities markets are generally underdeveloped with low, irregular trading volumes, dubious investor protections, and often a dearth of reliable corporate information. Eastern European securities markets are generally subject to less government supervision and regulation and may be less liquid and more volatile than securities markets in the U.S. or Western European countries. Legal institutions governing private and foreign investments and private property may be relatively nascent, inefficient, and unevenly enforced or inequitably enforced. Certain Eastern European governments may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the Fund’s investments. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor.
Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. Changes to the economies of countries with substantial foreign direct investment in certain Eastern European countries may negatively affect the region’s economy. The economy of certain Eastern European countries may be adversely affected by global prices for manufactured goods or commodity price declines to the extent that a country relies on the export of such products.
Geopolitical events, including war, and other instability in certain Eastern European countries may cause uncertainty in the region’s financial markets and adversely affect the performance of the issuers to which the Fund has exposure. These markets may be particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia has historically asserted its influence in the region using diplomatic, informational, military, and economic instruments of national power, as it did with Georgia in the summer of 2008 and Ukraine beginning in 2014, and most recently on February 24, 2022.
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Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which the Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in Emerging Markets.  Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) companies, custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on standard payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign parties; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. The Fund is not actively managed and does not select investments based on investor protection considerations.
Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect the Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the Fund's investment in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit
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investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many emerging market countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
The Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Risk of Investing in the Middle East.  Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on the Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign
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persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, in certain of these countries, the Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, the Fund may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.
Risk of Investing in Saudi Arabia.  The Fund’s Underlying Index includes Saudi Arabian equity securities. The ability of foreign investors (such as the Fund) to invest in the securities of Saudi Arabian issuers is relatively new. Such ability could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. In addition, the Capital Market Authority (“CMA”) places investment limitations on the ownership of the securities of Saudi Arabian issuers by foreign investors, including a limitation on the Fund’s ownership of the securities of any single issuer listed on the Saudi Arabian Stock Exchange, which may prevent the Fund from investing in accordance with its strategy and contribute to tracking error against the Underlying Index. These restrictions may be changed or new restrictions, such as licensing requirements, special approvals or additional foreign taxes, may be instituted at any time. The Fund may not be able to obtain or maintain any such licenses or approvals and may not be able to buy and sell securities at full value. Major disruptions or regulatory changes could occur in the Saudi Arabian market, any of which could negatively impact the Fund. These risks may be exacerbated, compared to more developed markets, given the limited history of foreign investment in the Saudi Arabian market. Investments in Saudi Arabia may also be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on additional foreign investments and repatriation of capital. Such heightened risks may include, among others, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Saudi Arabia has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Further, under income tax
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laws imposed by the General Authority of Zakat and Tax, dividends paid by a Saudi Arabian company to foreign stockholders are generally subject to a 5% withholding tax (different tax rates may apply pursuant to an applicable treaty). Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the market for petroleum, as well as acts targeting petroleum production or processing facilities in Saudi Arabia. As global demand for petroleum fluctuates, Saudi Arabia may be significantly impacted. In the recent past, the Saudi Arabian government has explored privatization and diversification of the economy in the wake of a diminished petroleum market.
Like most Middle Eastern governments, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Although liberalization in the wider economy is underway, in many areas it has lagged significantly: restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. The situation is exacerbated by the fact that Saudi Arabia is governed by an absolute monarchy. Saudi Arabia has historically experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Incidents involving a Middle Eastern country’s or the region’s security, including terrorism, may cause uncertainty in their markets and may adversely affect its economy and the Fund’s investments.
Governmental actions in the future could have a significant effect on economic conditions in Saudi Arabia, which could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio. Any economic sanctions on Saudi Arabian individuals or Saudi Arabian corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Saudi Arabian securities, a weakening of the Saudi riyal or other adverse consequences to the Saudi Arabian economy. Any sanctions could also result in the immediate freeze of Saudi Arabian securities and/or funds investing in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and the Fund’s ability to sell these securities in the future.
Although the political situation in Saudi Arabia is largely stable, Saudi Arabia has historically experienced political instability, and there remains the possibility that the stability will not hold in the future or that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by military developments, government interventions in the marketplace, terrorism, extremist attitudes, attempted social or political reforms, religious differences, or other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence government policies regarding foreign investment. Further developments in U.S. relations with Saudi Arabia and other Middle-Eastern countries may affect these attitudes and policies. The U.S. is a significant trading partner of, or foreign investor in, Saudi Arabia. As a result, economic conditions of Saudi Arabia may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on the economic conditions of Saudi Arabia and, as a result, securities to which the Fund has exposure. Political instability in North Africa and the larger Middle East region has caused significant disruptions to many industries. Continued political and social unrest in these areas may negatively affect the value of securities in the Fund’s portfolio.
Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks,
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gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in the Fund's portfolio becomes distressed, the Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to
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predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of the Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which the Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.
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Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.
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Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.
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Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries. Because REITs often do not provide complete tax information until after the calendar year-end, the Fund may at times need to request permission to extend the deadline for issuing your tax reporting statement or supplement the information otherwise provided to you.
Risk of Investing in the Technology Sector.  Technology companies are characterized by periodic new product introductions, innovations and evolving industry standards, and, as a result, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the technology sector are often smaller and less experienced companies and may be subject to greater risks than larger companies; these risks may be heightened for technology companies in foreign markets. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, changes in consumer and business purchasing patterns, unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, a rising interest rate environment tends to negatively affect companies in the technology sector because, in such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Finally, while all companies may be susceptible to network security breaches, certain companies in the technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate
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conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policy
For the Fund, the Board has delegated the voting of proxies for the Fund’s securities to BFA pursuant to the Fund's Proxy Voting Policy, and BFA has adopted policies and procedures (collectively, the “iShares ETFs Proxy Voting Policies”) governing proxy voting by accounts managed by BFA, including the Fund.
Under the iShares ETFs Proxy Voting Policies, BFA will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. From time to time, a vote may present a conflict between the interests of the Fund’s shareholders, on the one hand, and those of BFA, or any affiliated person of the Fund or BFA, on the other. BFA maintains policies and procedures that are designed to prevent undue influence on BFA’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BFA, BFA’s affiliates, the Fund or the Fund’s affiliates. Most conflicts are managed through a structural separation of BFA’s Corporate Governance Group from BFA’s employees with sales and client responsibilities. In addition, BFA maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BFA’s relationship with the issuer of the proxy or the dissident shareholder. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law.
Copies of the iShares ETFs Proxy Voting Policies are attached as Appendix A.
Information with respect to how proxies relating to the Fund's portfolio securities were voted during the 12-month period ending June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, the Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of the Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: The Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e. Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e. Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants and Liquidity Providers: Certain employees of BFA are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an
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Authorized Participant or liquidity provider the securities the Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.
BFA employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling the Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund's current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BFA may discuss portfolio holdings information with the applicable primary listing exchange for the Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BFA who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Fund, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Fund, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain the Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of the Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Index
A description of the Underlying Index is provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.
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The MSCI Indexes
The MSCI indexes were founded in 1969 by Capital International S.A. as international performance benchmarks constructed to facilitate comparison of world markets. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.
Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.
MSCI Global Investable Market Indexes
MSCI's Global Investable Market Indexes (the “MSCI GIMI”) provide coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intend to target approximately 99% coverage of the free float-adjusted market capitalization in each market of large-, mid- and small-cap securities. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index are each subsets of the Investable Market Index for a market. The MSCI Global Standard Index is the aggregation of the Large Cap Index and Mid Cap Index and the MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index.
Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.
Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. As of June 8, 2023, 23 are classified as developed markets, 24 as emerging markets, and 21 as frontier markets (frontier markets exclude the West African Economic and Monetary Union, which consists of securities classified in Benin, Burkina Faso, Ivory Coast, Guinea-Bissau, Mali, Niger, Senegal and Togo). All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.
Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.
Determining Market Capitalization Size Segments for Each Market. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:
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Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
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Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.
The Standard Indexes, Large Cap Indexes, Mid Cap Indexes, and Small Cap Indexes capture the following market capitalization size segments:
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MSCI Global Standard Indexes cover all investable large- and mid-cap securities by including the largest issuers comprising approximately 85% of each market’s free float-adjusted market capitalization.
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MSCI Global Large Cap Indexes provide coverage of all investable large-cap securities by including the largest issuers comprising approximately 70% of each market’s free float-adjusted market capitalization.
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MSCI Global Mid Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the MSCI Global Standard Index and the MSCI Global Large Cap Index in that market.
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MSCI Global Small Cap Indexes provide coverage of companies with a market capitalization below that of the companies in the MSCI Global Standard Indexes.
Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float-adjusted market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.
Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.
Weighting. All indexes of the MSCI GIMI are free float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).
Regional Weights. Market capitalization-weighting, combined with a consistent target of approximately 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for developed Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.
Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.
MSCI calculates the free float-adjusted market capitalization of each security in the equity index universe by (i) defining and estimating the free float available to foreign investors; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.
Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float, rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.
Price and Exchange Rates
Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
Exchange Rates. MSCI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year's Day), the previous business day's rates are normally used. MSCI independently monitors the exchange rates on all its indexes. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if MSCI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.
Changes to the Indexes. The MSCI GIMI are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.
Index maintenance can be described by three broad categories of changes:
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•
Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
•
Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
•
Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.
Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables.
MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.
Creation of Sector and Industry Indexes using the Global Industry Classification Standard (GICS®)
All securities in the Global Investable Equity Universe are assigned to the industry that best describes their business activities using the GICS. The GICS consists of sectors, industry groups, industries and sub-industries. Under the GICS, each company is assigned to one unique sub-industry according to its principal business activity (generally defined as the business activity that generates 60% or more of the company’s revenues). Narrower indexes may be derived based on industry classification, and may contain securities belonging to specific sectors, industry groups, industries, sub-industries or a combination thereof.
MSCI Emerging Markets Quality Factor Select Index
Number of Components: approximately 337
Index Description. The MSCI Emerging Markets Quality Factor Select Index seeks to measure the performance of securities in its parent index, the MSCI Emerging Markets Index, that exhibit higher quality characteristics relative to their peers within the corresponding GICS sector, while covering approximately 50% of the market capitalization within each country in the parent index.
Index Methodology. The Underlying Index includes securities that are chosen from constituents within the parent index. The Underlying Index aims to capture the performance of high-quality stocks within the parent index by identifying securities with high “quality scores” based on three variables:
High return on equity: Based on trailing 12-month earnings per share divided by the latest book value per share.
Stable year-over-year earnings growth: Based on standard deviation of year-over-year earnings per share growth over last five fiscal years.
Low financial leverage: Based on latest fiscal year total debt-to-book value.
The methodology calculates a “quality score” for each security in the parent index by averaging the calculated z-scores of the three fundamental variables above. A sector relative quality score is then derived by standardizing the composite quality z-scores within each sector. The sector-relative quality scores are then standardized at +/- 3 standard deviations. If a quality score is not calculated due to the unavailability of certain fundamental variables as described in the methodology, the quality score is set at -3. Securities are then included based on their quality score ranking (from highest ranking until lowest) until the securities cover 50% of the market capitalization (calculated using the free float-adjusted market capitalization) within each country in the parent index subject to certain additional constraints.
The weight of each constituent is then determined by multiplying each security’s market capitalization weight in the parent index by a “tilt score”. The tilt score is based on (i) a “quality coverage score,” calculated as the corresponding cumulative weight within the parent index when sorted by the highest quality score in descending order and (ii) relative position based on market capitalization. The resulting weights are then normalized so that component weights in the Underlying Index sum to 100%. Additionally, each individual issuer is capped at 5% and other constraints, such as country and sector weight limits relative to the parent index, are applied. The Underlying Index is reviewed and rebalanced on a semi-annual basis. A buffer rule and turnover threshold are also applied to reduce index turnover and enhance index stability.
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Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of the Fund is defined in the Investment Company Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, the Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
The Fund may not:
1.
Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries.
2.
Borrow money, except as permitted under the Investment Company Act.
3.
Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.
Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of REITs, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5.
Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.
Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.
Make loans to the extent prohibited by the Investment Company Act.
Notations Regarding the Fund's Fundamental Investment Policies
The following notations are not considered to be part of the Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund's industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market
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indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund's total assets from banks for any purpose, and to borrow up to 5% of the Fund's total assets from banks or other lenders for temporary purposes. (The Fund's total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit the Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
Non-Fundamental Investment Policies
The Fund has adopted a non-fundamental policy not to make short sales of securities or maintain a short position, except to the extent permitted by the Fund's Prospectus and SAI, as amended from time to time, and applicable law.
The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the Investment Company Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of its Underlying Index or in depositary receipts representing component securities in its Underlying Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.
The Fund has adopted a non-fundamental policy not to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).
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Unless otherwise indicated, all limitations under the Fund's fundamental or non-fundamental investment policies apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until BFA determines that it is practicable to sell or close out the investment without undue market or tax consequences.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). The Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 406 funds as of December 4, 2023. With the exception of Robert S. Kapito, Salim Ramji, Dominik Rohé and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji, Mr. Rohé and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Fund's Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
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Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
35

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).
36

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).
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Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre (1982)	Executive Vice President (since 2022).
Managing Director of BlackRock, Inc.
(since 2018); Head of U.S. iShares
Product (since 2022); Head of EII U.S.
Product Engineering of BlackRock,
Inc. (since 2021); Co-Head of EII’s
Americas Portfolio Engineering of
BlackRock, Inc. (2020-2021); Head of
Developed Markets Portfolio
Engineering of BlackRock, Inc. (2016-
2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).
38

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund's investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Fund and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.
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Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan has served as Chief Investment Officer of Santa Clara University since 2002. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Risk Committee since 2016. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015, and Chair of the Risk Committee of each Board since 2016. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the Audit Committee of the Trust since 2019. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017, and Chair of the Audit Committee of each Board since 2019. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024. Ms. Fergerson has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005 and Chair of the Equity Plus and Nominating and Governance Committees of the Trust since 2022. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Trust's Board from 2016 to 2021, and Chair of the Equity Plus and Nominating and Governance Committees of each Board since 2022. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of
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that board from 1992 to 2013. From 1973 to 1990 she worked at J.P. Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024. Mr. Lam has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee of the Trust since 2017. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the 15(c) Committee of each Board since 2017. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Securities Lending Committee of the Trust since 2019. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Securities Lending Committee of each Board since 2019. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Fixed Income Plus Committee of the Trust since 2019. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Fixed Income Plus Committee of each Board since 2019. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime
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Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund rests with the Board. The Board has engaged BFA to manage the Fund on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Fund is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Fund. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by the Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting the Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Fund's independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support the Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight
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responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Fund's investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Richard L. Fagnani (Chair), Laura F. Fergerson, Cecilia H. Herbert and Madhav V. Rajan, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the fiscal year ended August 31, 2023.
The members of the Nominating and Governance Committee are Cecilia H. Herbert (Chair), Laura F. Fergerson, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended August 31, 2023.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Drew E. Lawton. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended August 31, 2023.
The members of the Securities Lending Committee are John E. Martinez (Chair), Jane D. Carlin, James C. Lam and Drew E. Lawton, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met five times during the fiscal year ended August 31, 2023.
The members of the Equity Plus Committee are Cecilia H. Herbert (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii)
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considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended August 31, 2023.
The members of the Fixed Income Plus Committee are Madhav V. Rajan (Chair), Jane D. Carlin, Richard L. Fagnani and Laura F. Fergerson, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended August 31, 2023.
The members of the Risk Committee are Jane D. Carlin (Chair), Richard L. Fagnani, James C. Lam and John E. Martinez, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Fund so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met six times during the fiscal year ended August 31, 2023.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2022, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Salim Ramji	iShares Broad USD Investment Grade Corporate Bond ETF	Over $100,000	Over $100,000
	iShares Commodity Curve Carry Strategy ETF	$50,001-$100,000
	iShares Core Aggressive Allocation ETF	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Emerging Markets ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$1-$10,000
	iShares Core S&P 500 ETF	$1-$10,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$1-$10,000
	iShares Expanded Tech Sector ETF	$1-$10,000
	iShares Expanded Tech-Software Sector ETF	$1-$10,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares GSCI Commodity Dynamic Roll Strategy ETF	$50,001-$100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares High Yield Corporate Bond Buywrite Strategy ETF	$10,001-$50,000
	iShares Investment Grade Corporate Bond Buywrite Strategy ETF	$10,001-$50,000
	iShares MSCI Emerging Markets Min Vol Factor ETF	$10,001-$50,000
	iShares Robotics and Artificial Intelligence Multisector ETF	$1-$10,000
	iShares TIPS Bond ETF	$10,001-$50,000

John E. Kerrigan	iShares Core S&P 500 ETF	Over $100,000	Over $100,000
	iShares Core S&P Small-Cap ETF	$10,001-$50,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$1-$10,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	Over $100,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$1-$10,000
	iShares Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$10,001-$50,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
	iShares GSCI Commodity Dynamic Roll Strategy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$50,001-$100,000
	iShares MSCI Emerging Markets Min Vol Factor ETF	$10,001-$50,000
	iShares MSCI KLD 400 Social ETF	$10,001-$50,000
	iShares MSCI USA ESG Select ETF	$1-$10,000
	iShares MSCI USA Min Vol Factor ETF	$10,001-$50,000
	iShares MSCI USA Momentum Factor ETF	$10,001-$50,000
	iShares U.S. Energy ETF	$1-$10,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jane D. Carlin	iShares Core MSCI EAFE ETF	Over $100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$50,001-$100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$10,001-$50,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI Global Metals & Mining Producers ETF	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	$50,001-$100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	$50,001-$100,000
	iShares Core S&P U.S. Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
	iShares MSCI Intl Value Factor ETF	$10,001-$50,000

Cecilia H. Herbert	iShares California Muni Bond ETF	Over $100,000	Over $100,000
	iShares Core Dividend Growth ETF	$50,001-$100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares iBoxx $ High Yield Corporate Bond ETF	$10,001-$50,000
	iShares MSCI USA Value Factor ETF	Over $100,000
	iShares National Muni Bond ETF	$10,001-$50,000
	iShares Preferred and Income Securities ETF	$1-$10,000

Drew E. Lawton	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000	Over $100,000
	iShares Biotechnology ETF	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
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Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares iBonds Dec 2023 Term Treasury ETF	Over $100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares 1-5 Year Investment Grade Corporate Bond ETF	Over $100,000	Over $100,000
	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Global Consumer Staples ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 1000 Value ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
As of December 31, 2022, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2023, each current Independent Trustee is paid an annual retainer of $440,000 for his or her services as a Board member to the BlackRock-advised Funds in the Exchange-Traded Fund Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member.  The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $30,000. The Chair of each of the Audit Committee and Risk Committee is paid an additional annual retainer of $45,000. Each Independent Trustee that served as a director of subsidiaries of the Exchange-Traded Fund Complex is paid an additional annual retainer of $10,000 (plus an additional $1,765 paid annually to compensate for taxes due in the Republic of Mauritius in connection with such Trustee’s service on the boards of certain Mauritius-based subsidiaries).
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The table below sets forth the compensation earned by each Independent Trustee and Interested Trustee for services to the Fund for the fiscal year ended August 31, 2023 and the aggregate compensation paid to them for services to the Exchange-Traded Fund Complex for the calendar year ended December 31, 2022.
Name	iShares MSCI Emerging Markets Quality Factor ETF	Pension or Retirement Benefits Accrued As Part of Trust Expenses[4]	Estimated Annual Benefits Upon Retirement[4]	Total Compensation From the Fund and Fund Complex[5]
Independent Trustees:

Jane D. Carlin	$0	Not Applicable	Not Applicable	$465,000
Richard L. Fagnani	0	Not Applicable	Not Applicable	476,764
Laura F. Fergerson[1]	Not Applicable	Not Applicable	Not Applicable	0
Cecilia H. Herbert	0	Not Applicable	Not Applicable	475,000
John E. Kerrigan	0	Not Applicable	Not Applicable	505,000
James Lam[1]	Not Applicable	Not Applicable	Not Applicable	0
Drew E. Lawton	0	Not Applicable	Not Applicable	461,764
John E. Martinez	0	Not Applicable	Not Applicable	450,000
Madhav V. Rajan	0	Not Applicable	Not Applicable	450,000

Interested Trustees:

Robert S. Kapito	$0	Not Applicable	Not Applicable	$0
Stephen Cohen[2]	0	Not Applicable	Not Applicable	0
Salim Ramji[3]	0	Not Applicable	Not Applicable	0

1
Appointed to serve as an Independent Trustee effective April 8, 2024
2
Appointed to serve as an interested Trustee effective March 5, 2024.
3
Served as an Interested Trustee through January 31, 2024.
4
No Trustee or officer is entitled to any pension or retirement benefits from the Trust.
5
Also includes compensation for service on the Board of Trustees of iShares U.S. ETF Trust and the Board of Directors of iShares, Inc.
Control Persons and Principal Holders of Securities.  Ownership information is not provided for the Fund, as it has not commenced operations as of the date of this SAI.
Conflicts of Interest.  Certain activities of BFA, BlackRock, Inc. and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers and employees, with respect to the Fund and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world's largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged worldwide in businesses, including managing equities, fixed-income securities, cash and alternative investments, and have interests other than that of managing the Fund. These are considerations of which investors in the Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These businesses and interests include potential multiple advisory, financial and other relationships with, or interests in, companies and interests in securities or other instruments that may be purchased or sold by the Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed-income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund's
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performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.
When BlackRock seeks to purchase or sell the same assets for managed accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund, particularly, but not limited to, with respect to small-capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding the Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding the Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds. In addition, to the extent permitted by applicable law, the Fund may invest its assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and sales, and increased remuneration and profitability for BlackRock, and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Fund, if BlackRock believes such transactions are appropriate based on each party's investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Fund. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions. On any occasion when the Fund participates in a cross trade, BlackRock will comply with procedures adopted under applicable rules and SEC guidance.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund's investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of the Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) which it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, the Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may
49

limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of the Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing the Fund.
The Fund may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Fund, the investment management fee amounts paid by the Fund to BlackRock may also increase. The price, availability and liquidity of the Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients.
In addition, certain principals and certain employees of the Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in the Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund in which clients of BlackRock or, to the extent permitted by the SEC and applicable law, BlackRock serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients based on the underlying securities, currencies or instruments in which the Fund may invest or on the performance of the Fund. An entity in which BlackRock has a significant minority interest will create, write or issue options which may be based on the performance of certain Funds. BlackRock has the right to receive a portion of the gross revenue earned by such entity. Options writing by such entity on the Fund could potentially lead to increased purchase activity with respect to the Fund and increased assets under management for BlackRock.
BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares funds, related to derivative fixed-income products that are based on such iShares funds. BlackRock may receive certain payments for licensing intellectual property belonging to BlackRock and for facilitating the provision of data in connection with such derivative products, which may include payments based on the trading volumes of, or revenues generated by, the derivative products. However, BlackRock will not receive any such payments on those derivative products utilized by the Fund or other BlackRock funds or accounts. Other funds and accounts managed by BlackRock may from time to time transact in such derivative products, which could contribute to the viability or success of such derivative products by making them more appealing to funds and accounts managed by third parties, and in turn lead to increased payments to BlackRock. Trading activity in such derivative products could also potentially lead to increased purchase activity with respect to these iShares funds and increased assets under management for BlackRock.
The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund.
At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, the Fund will deal with BlackRock on an arm’s-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for the Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or
50

profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Fund. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for the Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Fund as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Fund or its shareholders will be required, and no fees or other compensation payable by the Fund or its shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Fund, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Fund. The Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with the Fund's establishment of its business relationships, nor is it expected that the Fund's counterparties will rely on the credit of BlackRock in evaluating the Fund's creditworthiness.
BTC, an affiliate of BFA pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Fund. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Fund and certain other clients and/or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
BlackRock may decline to make a securities loan on behalf of the Fund, discontinue lending on behalf of the Fund or terminate a securities loan on behalf of the Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall.
Purchases and sales of securities and other assets for the Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio
51

management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Fund, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Fund and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock does not currently enter into arrangements to use the Fund's assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock. BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Fund. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for the Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of such Funds. In addition, transactions in Fund shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Fund, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and
52

procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the Proxy Voting Policy section of this SAI.
It is also possible that, from time to time, BlackRock and/or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of the Fund. Increasing the Fund’s assets may enhance liquidity, investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that the Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for the Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock in the course of these activities. In addition, from time to time, the activities of BlackRock may limit the Fund's flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock, its personnel and other financial service providers may have interests in promoting sales of the Fund. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Fund or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Fund or its shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Fund may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients' accounts may differ from the valuations for the same securities or investments assigned by the Fund's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund's pricing vendors. While BlackRock will generally communicate its valuation information or determinations to the Fund's pricing vendors and/or fund accountants, there may be instances where the Fund's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in the Determination of Net Asset Value section in this SAI, when market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value by BFA. BFA has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BFA’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BFA pricing committees and in accordance with BFA’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be
53

based on analytical values determined by BFA using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BFA with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, the Fund may invest all or some of its short-term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in the Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that the Fund will be adversely affected by this personal trading, the Fund, BFA and BlackRock have each adopted a code of ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of the Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules or guidance adopted under the 1940 Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Fund and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of the Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of the Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Fund wishes to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Fund may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
The investment activities of BlackRock for its proprietary accounts and for client accounts may also limit the investment strategies and rights of the Fund. For example, in certain circumstances where the Fund invests in securities issued by companies that operate in certain regulated industries or in certain emerging or international markets, or is subject to corporate or regulatory ownership restrictions, or invests in certain futures or other derivative transactions, there may be limits on the aggregate amount invested by BlackRock for their proprietary accounts and for client accounts (including the Fund) that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Fund or other client accounts to suffer disadvantages or business restrictions.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or the Fund or as a result of third-party transactions, the ability of BlackRock, on behalf of clients (including the Fund), to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As
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a result, BlackRock, on behalf of its clients (including the Fund), may limit purchases, sell existing investments, or otherwise restrict, forgo or limit the exercise of rights (including transferring, outsourcing or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.
In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Fund), taking into consideration benchmark weight and investment strategy. BlackRock has adopted certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund and may limit purchases in such securities to the issuer's weighting in the applicable benchmark used by BlackRock to manage such Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Fund may seek to license and use such indices as part of its investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Fund using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to the Fund and the Fund is under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to the Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Fund, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to the Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to the Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by the Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Fund, that engage the service provider (typically the custodian). The Fund’s service provider remunerates BlackRock for the use of the systems. The Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.
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BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that the Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not apply to the client’s investment in the Fund.
Present and future activities of BlackRock (including BFA), its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Fund will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For its investment advisory services to the Fund, BFA is paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.35%.
The investment advisory agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of August 31, 2023, the individuals named as Portfolio Managers in the Fund's Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

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Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	333	$2,020,183,000,000
Other Pooled Investment Vehicles	1	4,461,000,000
Other Accounts	19	34,143,000,000

Greg Savage
Types of Accounts	Number	Total Assets
Registered Investment Companies	286	$1,906,774,000,000
Other Pooled Investment Vehicles	37	9,687,000,000
Other Accounts	54	4,289,000,000

Paul Whitehead
Types of Accounts	Number	Total Assets
Registered Investment Companies	341	$2,022,190,000,000
Other Pooled Investment Vehicles	337	1,014,501,000,000
Other Accounts	165	666,598,000,000
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of August 31, 2023:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

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Greg Savage
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Paul Whitehead
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	1	$2,396,000,000
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of December 4, 2023.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its Underlying Index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of December 4, 2023, the Portfolio Managers did not beneficially own shares of the Fund.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of the Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.
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Administrator, Custodian and Transfer Agent.
State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is One Congress Street, Suite 1, Boston, MA 02114-2016. Pursuant to the Service Module for Fund Administration and Accounting Services with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Trust, State Street maintains, in separate accounts, cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for the Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Service Module for Transfer Agency Services with the Trust, State Street acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.
JPMorgan serves as custodian for the Fund in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Fund through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), Depository Trust Company (“DTC”) participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that the Fund engages in securities lending, the Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Fund, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral
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investment fees the Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
Under the securities lending program, the Fund is categorized into one of several specific asset classes. The determination of the Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) international equity funds, such as the Fund, retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the Exchange-Traded Fund Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds a specified threshold, each applicable international equity fund, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
Because the Fund is newly launched, no services have been provided by BTC as the Fund’s securities lending agent, and the Fund had no income and fees/compensation related to securities lending activities for the fiscal year ended August 31, 2023.
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) may pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, other iShares funds or exchange-traded products in general. BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund, other iShares funds (including, if applicable, any underlying iShares funds held by a Fund) or exchange-traded products, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund, other iShares funds or exchange-traded products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other iShares funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund, other iShares funds or exchange-traded products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund, other iShares funds or exchange-traded products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund, other iShares funds or exchange-traded products that is featured on an Intermediary’s platform, or otherwise promote the Fund, other iShares funds and exchange-traded products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the iShares business or facilitate investment in the Fund, other iShares funds or exchange-traded products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products, or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund, other iShares funds or exchange-traded products, or otherwise promote the Fund, other iShares funds or exchange-traded products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.
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In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund, other iShares funds, exchange-traded products and BlackRock mutual funds.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote iShares funds to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain iShares funds in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities may enter into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the iShares business or facilitate investment in iShares funds. Such agreements may include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties. In certain cases, the payments to Intermediaries are subject to certain minimum payment levels or tiered payments. As of the date of this SAI, the Intermediaries and other third parties receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): Advisor Credit Exchange, Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., eToro USA Securities Inc., LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Public Holdings, Inc., Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, Stash Investments LLC, TD Ameritrade, Inc., UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more iShares funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, BFA anticipates that the payments paid by BFA Entities in connection with the Fund, iShares funds and exchange-traded products in general will be immaterial to BFA Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund, other iShares funds or other exchange-traded products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.
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Determination of Net Asset Value
Valuation of Shares. The NAV for the Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by the Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset (as defined below). Customized exchange-traded equity options, as well as OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on the Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, the Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.
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Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, the Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers and regularly evaluating the values assigned to the securities and other assets and liabilities of the Fund. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.
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Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including the Fund. In return for such services, BFA may cause the Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for the Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Fund anticipates that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.
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Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Fund are made from dealers, underwriters and issuers. The Fund does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Fund and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Fund may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.
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Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BlackRock may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. Because the Fund is newly launched, there is no reportable portfolio turnover.
Creation or redemption transactions, to the extent consisting of cash, may require the Fund to contemporaneously transact with broker-dealers for purchases of Deposit Securities (as defined below under Fund Deposit) or sales of Fund Securities (as defined below under Redemption of Creation Units), as applicable. Such transactions with a particular broker-dealer may be conditioned upon the broker-dealer's agreement to transact at guaranteed price levels in order to reduce transaction costs the Fund would otherwise incur as a consequence of settling creation or redemption baskets in cash rather than in-kind.
Following the Fund’s receipt of an order to purchase or redeem creation or redemption baskets, to the extent such purchases or redemptions consist of a cash portion, the Fund will enter an order with a broker or dealer to purchase or sell the Deposit Securities or Fund Securities, as applicable. The terms of such order may, depending on the timing of the transaction and certain other factors, require the broker or dealer to guarantee that the Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the Deposit Securities/Fund Securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Execution Performance Guarantee”). Such orders may be placed with the purchasing or redeeming Authorized Participant (or a broker-dealer affiliated with the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant) in its
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capacity as a broker-dealer. The amount payable to the Fund in respect of any Execution Performance Guarantee will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors. The Execution Performance Guarantee will apply for any orders executed by the Authorized Participant (or an affiliated or unaffiliated broker-dealer), even if the trades have not settled before the redemption transaction settles.
To ensure that an Execution Performance Guarantee will be honored on orders arising from creation transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer), an Authorized Participant is required to deposit an amount with the Fund (the “Execution Performance Deposit”). If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than the Fund’s valuation of the Deposit Securities, then the Authorized Participant generally may retain the benefit of the favorable executions, and the Fund will return to the Authorized Participant the Execution Performance Deposit. If, however, the broker-dealer executing the order is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund retains the portion of the Execution Performance Deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual Execution Performance Guarantee.
To ensure that an Execution Performance Guarantee will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer) as broker-dealer, an Authorized Participant agrees to pay the shortfall amount (the “Execution Performance Offset”). If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than the Fund’s valuation of the Fund Securities, then the Authorized Participant generally may retain the benefit of the favorable executions and the Authorized Participant is not called upon to honor the Execution Performance Offset. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the Execution Performance Offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).
The circumstances under which the Execution Performance Guarantee will be used and the expected amount of any Execution Performance Deposit or Execution Performance Offset for the Fund will be disclosed in the procedures handbook for Authorized Participants and may change from time to time based on the actual experience of the Fund.
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.
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Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Fund.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its
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nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with the Fund's launch, the Fund will be seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of the Fund or the Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund and the approximate value of such Creation Unit as of December 4, 2023:

Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
80,000	$2,000,000
In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.
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A “Business Day” with respect to the Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of the Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with the Fund’s portfolio securities is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Fund generally offers Creation Units partially for cash, but may, in certain circumstances, offer Creation Units solely for cash or solely in-kind.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified (Creation Units of the Fund are generally offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. The Authorized Participant will also be required to pay certain transaction fees and charges for cash purchases, as described below, and, if transacting as broker with the Fund, may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a
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clearing agency registered with the SEC which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of the Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund's deadline specified above for the submission of purchase orders is referred to as the Fund's “Cutoff Time.” The Distributor or its agent,
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in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once the Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
The Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, the Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, State Street, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+2 basis” (i.e., two Business Days after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.
To the extent contemplated by an Authorized Participant Agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Fund. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the contractual settlement date. Information concerning the Fund's current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to
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the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.
A standard creation transaction fee is imposed to offset the transfer, processing and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged on each Creation Unit created by an Authorized Participant on the day of the transaction. The standard creation transaction fee is generally fixed at the amount shown in the table below regardless of the number of Creation Units being purchased, but may be reduced by the Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee.
If a purchase consists of a cash portion, the Authorized Participant may also be required to pay an additional transaction charge (up to the maximum amount shown below) to cover brokerage and certain other costs related to the creation transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth the Fund's standard creation transaction fees and maximum additional charge (as described above):

Standard Creation Transaction Fee	Maximum Additional Charge*
$13,400	7.0%

*
As a percentage of the net asset value per Creation Unit.
If a purchase consists of a cash portion and the Fund places a brokerage transaction to purchase portfolio securities with the Authorized Participant (or an affiliated or unaffiliated broker-dealer), the Authorized Participant may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Redemption of Creation Units.  Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The Fund generally redeems Creation Units partially for cash. However, the Fund reserves the right to distribute securities and other portfolio instruments in-kind as payment for Creation Units being redeemed. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.
The Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of the Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
If redemptions are not paid in cash, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next
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determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units partially for cash. The Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Fund are generally redeemed partially for cash or where the market for individual securities does not permit in-kind redemption), they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities and other instruments it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Authorized Participant will also be required to pay certain transaction fees and charges for cash redemptions, as described below, and, if transacting as broker with the Fund, may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Cash redemption proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption or within seven calendar days thereafter. If a Fund settles redemptions on a cash basis and an Authorized Participant has entered into an Execution Performance Guarantee, but the Authorized Participant is unable, as determined by BFA in its sole discretion, to execute the market transactions that are the subject of the Execution Performance Guarantee due to an extended market holiday that goes over seven calendar days or in certain other situations where all or a portion of the transactions are unable to be executed within seven calendar days, then the Fund may pay the full amount of the redemption order (or the remaining amount of the redemption order based on the unexecuted portion of the transaction) within the original seven calendar day period by using the Fund’s overdraft facility, line of credit or cash on hand. The Authorized Participant (or an affiliated or unaffiliated broker-dealer), acting on an agency basis, will subsequently enter into one or more separate market transactions when the markets reopen or the trades are otherwise able to be executed through which a Fund sells the Fund Securities (or the remaining unsold Fund Securities) subject to a guaranteed sales price. If the Authorized Participant (or an affiliated or unaffiliated broker-dealer) achieves executions in market transactions at a price more favorable than a Fund’s valuation of the Fund Securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. Specifically, if the Authorized Participant is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the Fund Securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant is generally required to make the applicable shortfall payment to the Fund.
In addition, if transacting as broker with a Fund in a non-U.S. jurisdiction, the Authorized Participant may be required to cover foreign exchange costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI. If the foreign exchange transaction associated with the applicable security trades can only occur upon the settlement of a security trade and such trades are unable, as determined by BFA in its sole discretion, to be settled by the seventh calendar day after receipt of the Authorized Participant’s redemption order, then a Fund may pay within the original seven calendar day period the amount due in respect of the redemption order based on the foreign exchange rate as of the
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date of the redemption order by using the Fund’s overdraft facility, line of credit or cash on hand (in addition to any sales proceeds from the executed portion of the original brokerage order) and subsequently enter into one or more separate foreign exchange transactions with the Authorized Participant (or a broker-dealer affiliate of the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant), acting on an agency basis, and be subject to a guaranteed sales price. If the Authorized Participant achieves execution of the foreign exchange transactions at a price more favorable than the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. If the Authorized Participant is unable to achieve execution of the foreign exchange transactions at a price at least equal to the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant is required to make the applicable shortfall payment to the Fund.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer, processing and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged on each Creation Unit redeemed by an Authorized Participant on the day of the transaction. The standard redemption transaction fee is generally fixed at the amount shown in the table below regardless of the number of Creation Units being redeemed, but may be reduced by the Fund if transfer and processing expenses associated with the redemption are anticipated to be lower than the stated fee. If a redemption consists of a cash portion, the Authorized Participant may also be required to pay an additional transaction charge (up to the maximum amount shown below) to cover brokerage and certain other costs related to the redemption transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth the Fund's standard redemption transaction fees and maximum additional charge (as described above):

Standard Redemption Transaction Fee	Maximum Additional Charge*
$13,400	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
If a redemption consists of a cash portion and the Fund places a brokerage transaction to sell portfolio securities with the Authorized Participant (or an affiliated or unaffiliated broker-dealer), the Authorized Participant may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund's transfer agent; such
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investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Fund's transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by the Fund are generally made within two Business Days (i.e., “T+2”). However, the Fund reserves the right to settle redemption transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, the Fund reserves the right to settle redemption transactions on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances consistent with applicable law.
If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Trust does not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Fund generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter). If the Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to the time specified by the Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the Business
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Day after the date of submission of such redemption request and shall be held by State Street and marked-to-market daily. The fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for the Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect.
Regulated Investment Company Qualifications.  The Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet
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several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. The Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund may decide to retain a portion of its income or gains if the Fund determines that doing so is in the interest of its shareholders. The Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.
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Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that the Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.
Taxation of U.S. Shareholders.   Dividends and other distributions by the Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution
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may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, the Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.
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Taxation of Certain Derivatives.  The Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.
The Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by the Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent the Fund receives qualified dividend income on the securities it holds and the Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Under current IRS guidance, the U.S. has appropriate comprehensive income tax treaties with the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Bulgaria, Canada, China (but not with Hong Kong, which is treated as a separate jurisdiction for U.S. tax purposes), Cyprus, the Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Latvia, Lithuania, Luxembourg, Malta, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, the Philippines, Poland, Portugal, Romania, Russia, the Slovak Republic, Slovenia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, the U.K. and Venezuela. Substitute payments received by the Fund for securities lent out by the Fund will not be qualified dividend income.
A dividend from the Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the Fund from a REIT or another RIC may be
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treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by the Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
The Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.
The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. Withholding taxes on dividends on non-U.S. securities while such securities are lent out by the Fund are not eligible for non-U.S. tax credit pass through. Taxes not “passed through” for tax purposes will not be available to
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shareholders for foreign tax credit purposes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
Passive Foreign Investment Companies.  If the Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or
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business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund’s assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund’s shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder’s gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund’s shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund’s shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.
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Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  The Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of the Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against the Fund or its service providers. In the event that an investor considers that it may have a claim against the Fund, or against any service provider in connection with its investment in the Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.
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Appendix A - iShares ETFs Proxy Voting Policies
Open-End Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: August 1, 2021
Last Review Date: August 25, 2023
Open-End Mutual Funds (including money market funds)
Exchange-Traded Funds
Objective and Scope
Set forth below is the Open-End Fund Proxy Voting Policy.
Policy/Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock proxy voting guidelines”) governing proxy voting by accounts managed by BlackRock.
BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the BlackRock proxy voting guidelines.
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds in the preceding year together with a representation that all votes were in accordance with the BlackRock proxy voting guidelines, and (2) any changes to the BlackRock proxy voting guidelines that have not previously been reported.
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BlackRock Investment Stewardship
Global Principles
Effective as of January 2024
BlackRock
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The purpose of this document is to provide an overarching explanation of BlackRock’s approach globally to our responsibilities as a shareholder on behalf of our clients, our expectations of companies, and our commitments to clients in terms of our own governance and transparency.
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Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
Philosophy on investment stewardship
As part of our fiduciary duty to our clients, we consider it one of our responsibilities to promote sound corporate governance as an informed, engaged shareholder on their behalf. At BlackRock, this is the responsibility of the BlackRock Investment Stewardship (BIS) team.
In our experience, sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. We take a constructive, long-term approach with companies and seek to understand how they are managing the drivers of risk and financial value creation in their business models. We have observed that well-managed companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation.
Shareholder rights
We believe that there are certain fundamental rights attached to shareholding. Shareholders should have the right to:
•
Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
•
Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
•
Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
In our view, shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Consistent with these shareholder rights, BlackRock monitors and provides feedback to companies in our role as stewards of our clients’ assets. Investment stewardship is how we use our voice as an investor to promote sound corporate governance and business practices that support the ability of companies to deliver long-term financial performance for our clients. We do this through engagement with companies, proxy voting on behalf of those clients who have given us authority, and participating in market-level dialogue to improve corporate governance standards.
Engagement is an important mechanism for providing feedback on company practices and disclosures, particularly where our observations indicate that they could be enhanced to support a company’s ability to deliver financial performance. Similarly, it provides us with an opportunity to hear directly from company boards and management on how they believe their actions are aligned with the long-term economic interests of shareholders. Engagement with companies may also inform our proxy voting decisions.
As a fiduciary, we vote in the long-term economic interests of our clients. Generally, we support the recommendations of the board of directors and management. However, there may be instances where we vote against the election of directors or other management proposals, or support shareholder proposals. For instance, we may vote against management recommendations where we are concerned that the board may not be acting in the long-term economic interests of shareholders, or disclosures do not provide sufficient information to assess how material, strategic risks and opportunities are being managed. Our regional proxy voting guidelines are informed by our market-specific approach and standards of corporate governance best practices.
Key Themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally-applicable fundamental elements of governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability. At a minimum, it is our view that companies should observe the accepted
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corporate governance standards in their domestic market and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
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Boards and directors
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Auditors and audit-related issues
•
Capital structure, mergers, asset sales, and other special transactions
•
Executive compensation
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Material sustainability-related risks and opportunities
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Other corporate governance matters and shareholder protections
•
Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.
Boards and directors
We believe that an effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the long-term financial success of a company and the protection of shareholders’ economic interests. In our view, a strong board can be a competitive advantage to a company, providing valuable oversight of and perspectives to management on the most important decisions in support of long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. For this reason, BIS sees engagement with and the election of directors as one of our most important responsibilities. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is essential for shareholders to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
The board should establish and maintain a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s purpose and strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we will consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration their governance, business practices that support durable, long-term financial value creation, and performance. Set out below are ways in which boards and directors can demonstrate a commitment to acting in the long-term economic interests of all shareholders.
Regular accountability through director elections
It is our view that directors should stand for election on a regular basis, ideally annually. In our experience, annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be
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brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board, and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently. We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the diversity and relevance of director experiences and skillsets, and how these factors may contribute to the financial performance of the company.
Similarly, there should be a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management. Common impediments to independence may include but are not limited to:
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Current or recent employment at the company or a subsidiary
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Being, or representing, a shareholder with a substantial shareholding in the company
•
Interlocking directorships
•
Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors, or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees comprised entirely of independent directors. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill-sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in diversity in the board room. We see it as a means to promoting diversity of thought and avoiding “group think” when the board advises and oversees management. This position is based on our view that diversity of perspective and thought – in the board room, in the management team, and throughout the company – leads to better long-term economic outcomes for companies. Academic research has revealed correlations between specific dimensions of diversity and effects on decision-making processes and outcomes.1 In our experience, greater diversity in the board room can contribute to more robust discussions and more innovative and resilient decisions. Over time, greater diversity in the board room can also promote greater diversity and resilience in the leadership team, and the workforce more broadly. That diversity can enable companies to develop businesses that better address the needs of the customers and communities they serve.
We ask boards to disclose how diversity is considered in board composition, including professional characteristics, such as a director’s industry experience, specialist areas of expertise and geographic location; as well as demographic characteristics such as gender, race/ethnicity, and age.
We look to understand a board’s diversity in the context of a company’s domicile, market capitalization, business model, and strategy. Increasingly, we see the most effective boards nominating directors from diverse backgrounds which helps ensure boards can more effectively understand the company's customers, employees, and communities. We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a

1
For a discussion on the different impacts of diversity see: McKinsey, “Diversity Wins: How Inclusion Matters,” May 2022; Harvard Business Review, “Diverse Teams Feel Less Comfortable – and That’s Why They Perform Better,” September 2016; “Do Diverse Directors Influence DEI Outcomes,” September 2022.
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risk their board composition may be misaligned. Self-identified board demographic diversity can usefully be disclosed in aggregate, consistent with local law. We encourage boards to aspire to meaningful diversity of membership, while recognizing that building a strong, diverse board can take time.
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.2
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.3 In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
We hold members of the audit committee or equivalent responsible for overseeing the management of the audit function. Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. The audit or risk committee, should periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.

2
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
3
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. (Committee of Sponsoring Organizations of the Treadway Commission (COSO), Enterprise Risk Management — Integrated Framework, September 2004, New York, NY, updated in 2017. Please see: https://www.coso.org/SitePages/Home.aspx).
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Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e. one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. There should be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on the use of sustainability-related criteria in compensation structures, but in our view, where companies choose to include these components, they should be adequately disclosed, material to the company’s strategy, and as rigorous as other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable, in light of market practices.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we expect disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than a rigorous measure of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.
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We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
Non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. BIS may signal concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework, which supports durable, long-term financial value creation.
Robust disclosure is essential for investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. Long-term investors like our clients can benefit when companies demonstrate that they have a resilient business model through disclosures that cover governance, strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2,4 provide companies with a useful guide to preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors.
That said, to give investors time to assess the data, we encourage companies to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. We find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices. We will express any concerns through our voting where a company’s actions or disclosures do not seem adequate in light of the materiality of the business risks.
Climate and nature-related risk
While companies in various sectors and geographies may be affected differently by climate-related risks and opportunities, the low-carbon transition is an investment factor that can be material for many companies and economies around the globe.

4
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.
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We seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios, including a scenario in which global warming is limited to well below 2°C, considering global ambitions to achieve a limit of 1.5°C. As one of many shareholders, and typically a minority one, BlackRock does not tell companies what to do. It is the role of the board and management to set and implement a company's long-term strategy to deliver long-term financial returns.
Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer preferences, which may be material for many companies.5 Yet the path to a low-carbon economy is deeply uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term value to investors. In this context, we encourage companies to publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy. Where available, we appreciate companies publishing their transition plan.6
Consistent with the ISSB standards, we are better able to assess preparedness for the low-carbon transition when companies disclose short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities, as well as in our assessment of relevant shareholder proposals. Our publicly available commentary provides more information on our approach to natural capital.7
Key stakeholder interests
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand the role of the board, which is well positioned to ensure that the approach taken is informed by and aligns with the company’s strategy and purpose.

5
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
6
We have observed that more companies are developing such plans, and public policy makers in a number of markets are signaling their intentions to require them. We view transition plans (TPs) as a method for a company to both internally assess and externally communicate long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. While many initiatives across jurisdictions outline a framework for TPs, there is no consensus on the key elements these plans should contain. We view useful disclosure as that which communicates a company’s approach to managing financially material, business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, thus enabling investors to make more informed decisions.
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Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards.
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Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. We believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company’s purpose and business model.8 Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. Supporting documentation from companies or shareholder proponents proposing to alter the corporate form should clearly articulate how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. As a fiduciary on behalf of clients, we generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.
Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on by shareholders at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, with a singular focus on its implications for long-term financial value creation by that company. We believe it is helpful for companies to disclose the names of the proponent or organization that has submitted or advised on the proposal. We consider the business and economic relevance of the issue raised, as well as its materiality and the urgency with which our experience indicates it should be addressed. We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
Where a proposal is focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation, we will look to the board and management to demonstrate that the company has met the intent of the request made in the shareholder proposal. Where our analysis and/or engagement indicate an opportunity for improvement in the company’s approach to the issue, we may support shareholder proposals that are reasonable and not unduly prescriptive or constraining on management.
We recognize that some shareholder proposals bundle topics and/or specific requests and include supporting statements that explain the reasoning or objectives of the proponent. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We would normally explain to the company our rationale for supporting such proposals.

8
Corporate form refers to the legal structure by which a business is organized.
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Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains three regional advisory committees (Stewardship Advisory Committees) for a) the Americas; b) Europe, the Middle East and Africa; and c) Asia-Pacific, generally consisting of senior BlackRock investment professionals and/or senior employees with practical boardroom experience. The regional Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines) covering markets within each respective region. The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the regional Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of senior representatives from various BlackRock investment teams, a senior legal representative, the Global Head of Investment Stewardship (Global Head), and other senior executives with relevant experience and team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines, as proposed by the regional Stewardship Advisory Committees.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may raise complicated or particularly controversial matters for internal discussion with the relevant investment teams and governance specialists for discussion and guidance prior to making a voting decision.
Vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. When BlackRock has been authorized to vote on behalf of our clients, we carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Global Principles. The Guidelines are reviewed annually and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by the applicable Stewardship Advisory Committees. BIS analysts may, in the exercise of their professional judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is required or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers, the decision generally will be made by a Fund's portfolio managers and/or BIS based on an assessment of the particular transactions or other matters at issue.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory
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constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
As a consequence, BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Active portfolio managers have full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item on their investors. Portfolio managers may, from time to time, reach differing views on how to maximize economic value with respect to a particular investment. Therefore, portfolio managers may, and sometimes do, vote shares in the Funds under their management differently from BIS or from one another. However, because BlackRock’s clients are mostly long-term investors with long-term economic goals, ballots are generally cast in a uniform manner.
Voting Choice
BlackRock offers a Voting Choice program, which provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable. BlackRock Voting Choice aims to make proxy voting easier and more accessible for eligible clients.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. Currently, this includes over 650 pooled investment funds, including equity index funds and SAE investment funds. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.9
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Agreements with our clients to allow them greater control over their voting, including which policies they have selected, will be treated confidentially consistent with our treatment of similar client agreements.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
•
BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
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Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting

9
Read more about BlackRock Voting Choice on our website.
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decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
•
Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
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public companies that include BlackRock employees on their boards of directors
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public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
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public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
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public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary responsibility to act in our clients’ financial interests. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).10 BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Voting guidelines

10
Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).
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The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. As previously discussed, the Guidelines should be read in conjunction with the Principles and engagement priorities. Collectively, these “BIS policies” set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Each year we publish an annual report that provides a global overview of our investment stewardship engagement and voting activities and a voting spotlight that summarizes our voting over a proxy year.11 Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals or on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation.

11
The proxy year runs from July 1 to June 30.
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IS-SAI-EQLT-0824

iShares® Trust
Statement of Additional Information
Dated December 4, 2023
(as revised August 30, 2024)
This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectus (the “Prospectus”) for the following series of iShares Trust (the “Trust”):

Fund	Ticker	Listing Exchange
iShares MSCI Emerging Markets Value Factor ETF (the “Fund”)	EVLU	CBOE
The Prospectus for the Fund is dated December 4, 2023, as amended and supplemented from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus for the Fund may be obtained without charge by writing to the Trust’s distributor, BlackRock Investments, LLC (the “Distributor” or “BRIL”), 1 University Square Drive, Princeton, NJ 08540, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com. The Fund's Prospectus is incorporated by reference into this SAI.
References to the Investment Company Act of 1940, as amended (the “Investment Company Act” or the “1940 Act”), or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (the “SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.
iShares® and BlackRock® are registered trademarks of BlackRock Fund Advisors and its affiliates.

i

General Description of the Trust and the Fund
The Trust currently consists of more than 330 investment series or portfolios. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the SEC under the 1940 Act. The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “1933 Act”). This SAI relates solely to the Fund.
The Fund is managed by BlackRock Fund Advisors (“BFA”), an indirect wholly-owned subsidiary of BlackRock, Inc., and generally seeks to track the investment results of the specific benchmark index identified in the Fund's Prospectus (the “Underlying Index”).
The Fund offers and issues shares at their net asset value per share (“NAV”) only in aggregations of a specified number of shares (each, a “Creation Unit”), generally in exchange for a designated portfolio of securities, assets or other positions (including any portion of such securities for which cash may be substituted) included in its Underlying Index (the “Deposit Securities” or “Creation Basket”), together with the deposit of a specified cash payment (the “Cash Component”). Shares of the Fund are listed for trading on Cboe BZX (the “Listing Exchange”), a national securities exchange. Shares of the Fund are traded in the secondary market and elsewhere at market prices that may be at, above or below the Fund's NAV. Shares are redeemable only in Creation Units by Authorized Participants (as defined in the Creation and Redemption of Creation Units-Role of the Authorized Participant section of this SAI), and, generally, in exchange for portfolio securities and a Cash Amount (as defined in the Redemption of Creation Units section of this SAI). Creation Units typically are a specified number of shares, generally 60,000 or multiples thereof.
The Trust reserves the right to permit or require that creations and redemptions of shares are effected fully or partially in cash and reserves the right to permit or require the substitution of Deposit Securities in lieu of cash. Shares may be issued in advance of receipt of Deposit Securities, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to purchase Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees and other costs associated with creations or redemptions that include a cash portion may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of shares and fees will be limited in accordance with the requirements of SEC rules and regulations applicable to management investment companies offering redeemable securities.
Exchange Listing and Trading
A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Fund's Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.
Shares of the Fund are listed for trading, and trade throughout the day, on the Listing Exchange and in other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if, among other things: (i) following the initial 12-month period beginning upon the commencement of trading of Fund shares, there are fewer than 50 record and/or beneficial owners of shares of the Fund; (ii) the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the Investment Company Act; (iii) any of the other listing requirements are not continuously maintained; or (iv) any event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will also remove shares of the Fund from listing and trading upon termination of the Fund.
As in the case of other publicly-traded securities, when you buy or sell shares of the Fund through a broker, you may incur a brokerage commission determined by that broker, as well as other charges.

The Trust reserves the right to adjust the share price of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund or an investor's equity interest in the Fund.
Investment Strategies and Risks
The Fund seeks to achieve its objective by investing primarily in securities issued by issuers that compose the Underlying Index and in investments that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and is not actively managed. Adverse performance of a security in the Fund’s portfolio will ordinarily not result in the elimination of the security from the Fund’s portfolio.
The Fund engages in representative sampling, which is investing in a sample of securities selected by BFA to have a collective investment profile similar to that of the Fund's Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Fund’s Underlying Index. A fund that uses representative sampling generally does not hold all of the securities that are in its underlying index.
Although the Fund does not seek leveraged returns, certain instruments used by the Fund may have a leveraging effect as described below.
Borrowing.  The Fund may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.
The purchase of securities while borrowings are outstanding may have the effect of leveraging the Fund. The incurrence of leverage increases the Fund’s exposure to risk, and borrowed funds are subject to interest costs that will reduce net income. Purchasing securities while borrowings are outstanding creates special risks, such as the potential for greater volatility in the NAV of Fund shares and in the yield on the Fund’s portfolio. In addition, the interest expenses from borrowings may exceed the income generated by the Fund’s portfolio and, therefore, the amount available (if any) for distribution to shareholders as dividends may be reduced. BFA may determine to maintain outstanding borrowings if it expects that the benefits to the Fund’s shareholders will outweigh the current reduced return.
Certain types of borrowings by the Fund must be made from a bank or may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede BFA’s management of the Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require the Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.
Currency Transactions.  A currency forward contract is an over-the-counter (“OTC”) obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days greater than two days from the date on which the contract is agreed upon by the parties, at a price set at the time of the contract. A non-deliverable currency forward is an OTC currency forward settled in a specified currency, on a specified date, based on the difference between the agreed-upon exchange rate and the market exchange rate. A currency futures contract is a contract that trades on an organized futures exchange involving an obligation to deliver or acquire a specified amount of a specific currency, at a specified price and at a specified future time. Currency futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a non-U.S. currency. The Fund may enter into non-U.S. currency forward and non-U.S. currency futures transactions to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected may be highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in non-U.S. currency. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund’s return. The Fund could experience losses if the value of its currency forwards, options or futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market or otherwise. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Diversification Status.  The Fund is classified as “non-diversified.” A “non-diversified” fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may constitute a significant percentage of the underlying index of such a fund and, consequently, the fund’s investment portfolio. This may adversely affect the fund’s performance or subject the fund’s shares to greater price volatility than that experienced by more diversified investment companies.
The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a regulated investment company (“RIC”) for purposes of the U.S. Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the Internal Revenue Code may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.
Futures, Options on Futures and Securities Options.  Futures contracts, options on futures and securities options may be used by the Fund to simulate investment in its Underlying Index, to facilitate trading or to reduce transaction costs. The Fund may enter into futures contracts and options on futures that are traded on a U.S. or non-U.S. futures exchange. The Fund will not use futures, options on futures or securities options for speculative purposes. The Fund intends to use futures and options on futures in accordance with Rule 4.5 of the Commodity Futures Trading Commission (the “CFTC”) promulgated under the Commodity Exchange Act (“CEA”). BFA, with respect to the Fund, has claimed an exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 so that BFA, with respect to the Fund, is not subject to registration or regulation as a commodity pool operator under the CEA. See the Regulation Regarding Derivatives section of this SAI for more information.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase securities indexes when BFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as “initial margin,” which is similar to a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract if all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” will be made to and from the broker daily as the price of the instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract. An option on a futures contract, as contrasted with a direct investment in such a contract, gives the purchaser the right, but no obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.
The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed-upon price per share, also known as the “strike price,” less the premium received from writing the put. The Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Securities options may be used by the Fund to obtain access to securities in the Underlying Index or to dispose of securities in the Underlying Index at favorable prices, to invest cash in a securities index that offers similar exposure to that provided by the Underlying Index or otherwise to achieve the Fund’s objective of tracking the Underlying Index. A call option gives a holder the right to purchase a specific security at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security at an exercise price within a specified period of time. The initial purchaser of a call option pays the “writer” a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The Fund may purchase or sell securities options on a U.S. or non-U.S. securities exchange or in the OTC market through a transaction with a dealer. Options on a securities index are typically settled on a net basis based on the appreciation or depreciation of the index level over the strike price. Options on single name securities may be cash- or physically-settled, depending upon the market in which they are traded. Options may be structured so as to be exercisable only on certain dates or on a daily basis. Options may also be structured to have conditions to exercise (i.e., “Knock-in Events”) or conditions that trigger termination (i.e., “Knock-out Events”).
Lending Portfolio Securities.  The Fund may lend portfolio securities to certain borrowers that BFA determines to be creditworthy, including borrowers affiliated with BFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives, by way of substitute payment, the value of any interest or cash or non-cash distributions paid on the loaned securities that it would have otherwise received if the securities were not on loan.
With respect to loans that are collateralized by cash, the borrower may be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by any positive difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral received by the Fund for such loans, and uninvested cash, may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those affiliated with BFA; such investments are subject to investment risk.
The Fund conducts its securities lending pursuant to an exemptive order from the SEC permitting it to lend portfolio securities to borrowers affiliated with the Fund and to retain an affiliate of the Fund to act as securities lending agent. To the extent that the Fund engages in securities lending, BlackRock Institutional Trust Company, N.A. (“BTC”) acts as securities lending agent for the Fund, subject to the overall supervision of BFA. BTC administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the “Board,” the trustees of which are the “Trustees”). JPMorgan Chase Bank, N.A. (“JPMorgan”) serves as custodian for the Fund in connection with certain securities lending activities.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), foreign exchange risk (i.e., the risk of a shortfall at default when a cash collateral investment is denominated in a currency other than the currency of the assets being loaned due to movements in foreign exchange rates), and credit, legal, counterparty and market risks (including the risk that market events, including but not limited to corporate actions, could lead the Fund to lend securities that are trading at a premium due to increased demand, or to recall loaned securities or to lend less or not at all, which could lead to reduced securities lending revenue). If the Fund were to lend out securities that are subject to a corporate action and commit to the borrower a particular election as determined by the Fund's investment adviser, the benefit the Fund would receive in respect of committing to such election may or may not be less than the benefit the Fund would have received from making a different election in such corporate action. If a securities lending counterparty were to default, the Fund would be subject to the risk of a possible delay in receiving collateral or in recovering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return the Fund’s securities as agreed, the Fund’s ability to participate in a corporate action event may be impacted, or the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchasing replacement securities. This latter event could trigger adverse tax consequences for the Fund. The Fund could lose money if its short-term investment of the collateral declines in value over the period of the loan. Substitute payments received by the Fund representing dividends paid on securities loaned out by the Fund will not be considered qualified dividend income. BTC will take into account the tax effects on shareholders caused by this difference in connection with the Fund’s securities lending program. Substitute payments received on tax-exempt securities loaned out will not be tax-exempt income. There could also be changes in the status of issuers under applicable laws and regulations, including tax regulations, that may impact the regulatory or tax treatment of loaned securities and could, for example, result in a delay in the payment of dividend equivalent payments owed to the Fund (as permitted by applicable law).
Regulations adopted by global prudential regulators require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many securities lending agreements, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such agreements, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. It is possible that these requirements, as well as potential additional government regulation and other developments in the market, could adversely affect the Fund’s ability to terminate existing securities lending agreements or to realize amounts to be received under such agreements.
Liquidity Risk Management.  Rule 22e-4 under the Investment Company Act (the “Liquidity Rule”) requires open-end funds, including exchange-traded funds (“ETFs”) such as the Fund, to establish a liquidity risk management program (the “Liquidity Program”) and enhance disclosures regarding fund liquidity. As required by the Liquidity Rule, the Fund has implemented a Liquidity Program, and the Board, including a majority of the Independent Trustees of the Trust, has appointed BFA as the administrator of the Liquidity Program. Under the Liquidity Program, BFA assesses, manages, and periodically reviews the Fund’s liquidity risk and classifies each investment held by the Fund as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interest in the Fund. The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program. There are exclusions from certain portions of the liquidity risk management program requirements for “in-kind” ETFs, as defined in the Liquidity Rule. To the extent that an investment is deemed to be an illiquid investment or a less liquid investment, the Fund can expect to be exposed to greater liquidity risk.
Non-U.S. Securities.  The Fund may purchase publicly traded common stocks of non-U.S. issuers. To the extent the Fund invests in stocks of non-U.S. issuers, the Fund's investment in such stocks may be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively, “depositary receipts”). Depositary receipts are receipts, typically issued by a bank or trust issuer, which evidence ownership of underlying securities issued by a non-U.S. issuer. Depositary receipts may not necessarily be denominated in the same currency as their underlying securities. ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a non-U.S. issuer. EDRs, which are sometimes referred to as continental depositary receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depositary receipts structured like global debt issues to facilitate trading on an international basis. Generally, ADRs, issued in registered form, are designed for use in the U.S. securities markets, and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and in Europe and are designed for use throughout the world.
Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted. In addition to investment risks associated with the underlying issuer, depositary receipts expose the Fund to additional risks associated with the non-uniform terms that apply to depositary receipt programs, credit exposure to the depository bank and to the sponsors and other parties with whom the depository bank establishes the programs, currency risk and liquidity risk. Unsponsored programs, which are not sanctioned by the issuer of the underlying common stock, generally expose investors to greater risks than sponsored programs and do not provide holders with many of the shareholder benefits that come from investing in a sponsored depositary receipts.
Investing in the securities of non-U.S. issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards; the possibility of expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in non-U.S. countries; and potential restrictions on the flow of international capital. Non-U.S. issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual non-U.S. economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product (“GDP”), rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.
Regulation Regarding Derivatives.  The CFTC subjects advisers to registered investment companies to regulation by the CFTC if a fund that is advised by the adviser either (i) invests, directly or indirectly, more than a prescribed level of its liquidation value in CFTC-regulated futures, options and swaps (“CFTC Derivatives”) or (ii) markets itself as providing investment exposure to such instruments. The CFTC also subjects advisers to registered investment companies to regulation by the CFTC if the registered investment company invests in one or more commodity pools. To the extent the Fund uses CFTC Derivatives, it intends to do so below such prescribed levels and intends not to market itself as a “commodity pool” or a vehicle for trading such instruments.
BFA has claimed an exclusion from the definition of the term “commodity pool operator” under the CEA pursuant to Rule 4.5 under the CEA with respect to the Fund. BFA is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Fund.
The Fund (the “No-Action Letter Fund”) may also have investments in “underlying funds” (and such underlying funds themselves may invest in underlying funds) not advised by BFA (the term “underlying fund” for purposes of the no-action letter referenced below may include, but is not limited to, certain securitized vehicles, mortgage or international real estate investment trusts (“REITs”), business development companies and, investment companies that may invest in CFTC Derivatives or in any of the foregoing), and therefore may be viewed by the CFTC as commodity pools. BFA may not have transparency into the holdings of these underlying funds because they are not advised by BFA. To address this issue of lack of transparency, the CFTC staff issued a no-action letter on November 29, 2012 permitting the adviser of a fund that invests in such underlying funds and that would otherwise have filed a claim of exclusion pursuant to CFTC Rule 4.5 to delay registration as a “commodity pool operator” until six months from the date on which the CFTC issues additional guidance on the treatment of CFTC Derivatives held by underlying funds. BFA, the adviser of the No-Action Letter Fund, expects to file a claim with the CFTC for the Fund to rely on this no-action relief. Assuming the CFTC does not reject such claim, BFA should not be subject to registration or regulation as a “commodity pool operator” under the CEA in respect of the Fund.
Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the U.S. and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, non-deliverable forwards and certain other derivatives traded in the OTC market are subject to variation margin and initial margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into Derivatives Transactions (as defined below) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the Investment Company Act. Section 18 of the Investment Company Act, among other things, prohibits open-end funds, including the Fund, from issuing or selling any “senior security,” other than borrowing from a bank (subject to a requirement to maintain 300% “asset coverage”).
Under Rule 18f-4, “Derivatives Transactions” include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced (“TBA”) commitments, and dollar rolls) and non-standard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”).

Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions. Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program (“DRMP”) and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk (“VaR”). The DRMP is administered by a “derivatives risk manager,” who is appointed by the Board, including a majority of Independent Directors/Trustees, and periodically reviews the DRMP and reports to the Board.
Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's “derivatives exposure” (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the “Limited Derivatives User Exception”).
Repurchase Agreements.  A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires a security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed-upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, the Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.
In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are determined to (A) have exceptionally strong capacity to meet their financial obligations and (B) are sufficiently liquid such that they can be sold at approximately their carrying value in the ordinary course of business within seven days.
Repurchase agreements pose certain risks for the Fund, should it decide to utilize them. Such risks are not unique to the Fund, but are inherent in repurchase agreements. The Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with a longer maturity may be subject to greater price fluctuations than higher quality collateral and collateral with a shorter maturity. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, the Fund would likely retain the status of an unsecured creditor of the counterparty (i.e., the position the Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction.
Reverse Repurchase Agreements.  Reverse repurchase agreements involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally, the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when BFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund’s assets. The use of reverse repurchase agreements is a form of leverage, and the proceeds obtained by the Fund through reverse repurchase agreements may be invested in additional securities.
Rule 18f-4 under the Investment Company Act permits the Fund to enter into reverse repurchase agreements and similar financing transactions (e.g., recourse and non-recourse tender option bonds, borrowed bonds) notwithstanding the limitation on the issuance of senior securities in Section 18 of the Investment Company Act, provided that the Fund either (i) complies with the 300% asset coverage ratio with respect to such transactions and any other borrowings in the aggregate, or (ii) treats such transactions as Derivatives Transactions under Rule 18f-4. (See “Regulation Regarding Derivatives” above.)

Securities of Investment Companies.  The Fund may invest in the securities of other investment companies (including money market funds) to the extent permitted by law. Pursuant to the 1940 Act, the Fund’s investment in registered investment companies is generally limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund’s total assets with respect to any one investment company; and (iii) 10% of the Fund’s total assets with respect to investment companies in the aggregate. Other investment companies in which the Fund may invest can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect the Fund’s pro rata share of the fees and expenses incurred by investing in other investment companies (as disclosed in the Prospectus, as applicable).
Short-Term Instruments and Temporary Investments.  The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include, but are not limited to: (i) shares of money market funds (including those advised by BFA or otherwise affiliated with BFA); (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed-time deposits and other obligations of U.S. and non-U.S. banks (including non-U.S. branches) and similar institutions; (iv) commercial paper rated, at the date of purchase, “Prime-1” by Moody's® Investors Service, Inc., “F-1” by Fitch Ratings, Inc., or “A-1” by Standard & Poor's® Global Ratings, a subsidiary of S&P Global, Inc., or if unrated, of comparable quality as determined by BFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that have been determined to present minimal credit risks, in accordance with the requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements; and (vii) short-term U.S. dollar-denominated obligations of non-U.S. banks (including U.S. branches) that, in the opinion of BFA, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.
Swap Agreements.  Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on a pre-determined underlying investment or notional amount. In return, the other party agrees to make periodic payments to the first party based on the return (or a differential in rate of return) earned or realized on the underlying investment or notional amount. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis.
The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets.
Tracking Stocks.  A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and is designed to “track” the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company’s common stock.
Future Developments.  The Board may, in the future, authorize the Fund to invest in securities contracts and investments, other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any of its investment restrictions or policies.
General Considerations and Risks
A discussion of some of the principal risks associated with an investment in the Fund is contained in the Prospectus.
An investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market. The order of the below risk factors does not indicate the significance of any particular risk factor.
Borrowing Risk.  Borrowing may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio. Borrowing will cause the Fund to incur interest expense and other fees. The costs of borrowing may reduce the Fund’s return. Borrowing may cause the Fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations.
Commodities Investment Risk.  Exposure to commodities markets may subject the Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in the Fund’s holdings.
The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of the Fund's control and may not be anticipated by BFA. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods; livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; and changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.
The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic, regulatory and supply-related events in such countries could have a disproportionate impact on the prices of such commodities.
A decrease in the production of a physical commodity or a decrease in the volume of such commodity available for transportation, mining, processing, storage or distribution may adversely impact the financial performance of a commodity or commodity-related company that devotes a portion of its business to that commodity. Production declines and volume decreases could be caused by various factors, including catastrophic events affecting production, depletion of resources, labor difficulties, environmental proceedings, increased regulations, equipment failures and unexpected maintenance problems, import supply disruption, governmental expropriation, political upheaval or conflicts or increased competition from alternative energy sources or commodity prices. Agricultural commodities may be adversely affected by weather or other natural phenomena, such as drought, floods and pests.
A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.
The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day (generally referred to as “daily price fluctuation limits”). The maximum or minimum price of a contract as a result of these limits is referred to as a “limit price.” If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.
Currency Risk.  Because the Fund's NAV is determined on the basis of the U.S. dollar, investors may lose money if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings in that market increases. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S.

dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors, while a weak U.S. dollar will increase those returns.
Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. If BFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the Fund’s performance and may lower the Fund’s return. The Fund could experience losses if the value of its currency forward positions are poorly correlated with its other investments or if it cannot close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain non-U.S. currency transactions.
Custody Risk.  Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets, and thus may be subject to limited or no government oversight. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. In general, the less developed a country’s securities market is, the greater the likelihood of custody problems. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because of the use of brokers and counterparties that are often less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence or undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being lost. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.
Illiquid Investments Risk.  The Fund may not acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. The liquidity of an investment will be determined based on relevant market, trading and investment specific considerations as set out in the Liquidity Program as required by the Liquidity Rule. Illiquid investments may trade at a discount to comparable, more liquid investments and the Fund may not be able to dispose of illiquid investments in a timely fashion or at their expected prices. If illiquid investments exceed 15% of the Fund’s net assets, the Liquidity Rule and the Liquidity Program will require that certain remedial actions be taken.
Money Market Instruments Risk.  The Fund may hold money market instruments. The value of money market instruments may be affected by changes in interest rates or in the credit ratings of the investments, among other things. If a significant amount of the Fund's assets is invested in money market instruments, it may be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than U.S. government money market funds and retail money market funds “float” their NAV instead of using a stable $1.00 per share price.
Operational Risk.  BFA and the Fund's other service providers may experience disruptions or operating errors such as processing errors or human errors, inadequate or failed internal or external processes, or systems or technology failures, that could negatively impact the Fund. While service providers are required to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. BFA, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for BFA or the other Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Reference Rate Replacement Risk.  The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, has ceased publishing all LIBOR settings. In April 2023, however, the FCA announced that some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. The Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market, has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in different categories of financial contracts.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities, or other instruments using LIBOR may disagree on transition rates or the application of transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Risk of Derivatives.  A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset, such as a security, a commodity (such as gold or silver), a currency or an index (a measure of value or rates, such as the S&P 500® or the prime lending rate). The Fund may invest in futures contracts, securities options and other derivatives. Compared to securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund’s losses may be greater if it invests in derivatives than if it invests only in conventional securities. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligations. Derivatives generally involve the incurrence of leverage.
When a derivative is used as a hedge against a position that the Fund holds or is committed to purchase, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains and, in some cases, hedging can cause losses that are not offset by gains, and the Fund will recognize losses on both the investment and the hedge. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund's hedging transactions, which entail additional transaction costs, will be effective.
Risk of Equity Securities.  An investment in the Fund should be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of stock markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Common stocks may experience extreme price volatility due to actions taken by particular investors or groups of investors (for example, retail investors influenced by social media activity or other media coverage or significant “short” positions taken by institutional investors).
Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers that are inferior to the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity date. In addition, issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock price to decline.
Although most of the securities in the Underlying Index are listed on a securities exchange, the principal trading market for some of the securities may be in the OTC market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund’s shares will be adversely affected if trading markets for the Fund’s portfolio securities are limited or absent, or if bid/ask spreads are wide.
Risk of Futures and Options on Futures Transactions.  There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Futures contracts, by definition, project price levels in the future and not current levels of valuation; therefore, market circumstances may result in a discrepancy between the price of the future and the movement in the Fund's Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the futures contracts it has sold.
The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit the risk exposure to levels comparable to a direct investment in the types of stocks in which it invests.
Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BFA as to anticipated trends, which predictions could prove to be incorrect.
Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.
Risk of Investing in Non-U.S. Equity Securities.  An investment in the Fund involves risks similar to those of investing in portfolios of equity securities traded on non-U.S. exchanges. These risks include market fluctuations caused by such factors as economic and political developments in those foreign countries, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor’s local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country’s currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains exclusively securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy and businesses; higher rates of inflation; greater social, economic, and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.

Risk of Swap Agreements.  The risk of loss with respect to swaps is generally limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the parties will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive).
The Fund is required to post and collect variation margin and initial margin (comprised of specified liquid securities subject to haircuts) in connection with trading of OTC swaps. These requirements may raise the costs for the Fund’s investment in swaps.
Tracking Error Risk.  The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest received by the Fund or distributions paid to the Fund’s shareholders, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, acceptance of custom baskets, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not. Tracking error may occur due to differences between the methodologies used in calculating the value of the Underlying Index and determining the Fund’s NAV.
When an issuer is introduced by an index provider into an index tracked by a Fund, BFA may conduct an analysis on such issuer’s securities to identify and screen for outlier high risk behavior (such as rapid or unusual price growth that does not appear to be supported by publicly available information on the business and assets of the issuer, unusual or significant short interest or lending activity, negative sentiment, suspended trading or incorrect free-float calculations, which could be indicators of possible irregularities, miscalculations or even fraud). If it identifies such behavior, BFA may, where appropriate, alert the index provider as to the alleged issue. The index provider has sole discretion for the determination as to whether to continue to include the issuer’s securities in the rebalancing of its index. If the securities continue to be included in the index, BFA may underweight or exclude such securities from a Fund’s portfolio and, if it does so, such Fund will be subject to increased tracking error due to the divergence in the securities included in its portfolio from its underlying index. BFA’s underweighting or excluding such securities may result in a decline in the Fund’s net asset value. The application of the abovementioned analysis and screening to a Fund and its Underlying Index is in the sole discretion of BFA and its affiliates (without any guarantees). The analysis and screening may not exclude any or all high risk securities from an Underlying Index or a Fund’s portfolio, and the inclusion of such securities will result in an adverse impact to the Fund’s net asset value if one or more such securities declines in value.
Volatility Risk.  The value of a security may fluctuate due to factors affecting markets generally or particular industries. This volatility may affect the Fund's NAV. Securities in the the Fund's portfolio may be subject to price volatility and their prices may not be any less volatile than the market as a whole and could be more volatile. Events or financial circumstances affecting individual securities or sectors may increase the volatility of the Fund.
Risk of Investing in Africa.  Investments in securities of issuers in certain African countries involve heightened risks including, among others, expropriation and/or nationalization of assets, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict, civil war, and social instability as a result of religious, ethnic and/or socio-economic unrest or widespread outbreaks of disease and, in certain countries, genocidal warfare.
Certain countries in Africa generally have less developed capital markets than traditional emerging market countries, and, consequently, the risks of investing in foreign securities are magnified in such countries. Because securities markets of countries in Africa are generally underdeveloped and are generally less correlated to global economic cycles than those markets located in more developed countries, securities markets in African countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets. Moreover, trading on African securities markets may be suspended altogether.

Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in certain countries in Africa may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund (i.e., counterparty risk). This risk is magnified to the extent that the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms.
Certain governments in African countries restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. Moreover, certain countries in Africa require governmental approval or special licenses prior to investment by foreign investors and may limit the amount of investment by foreign investors in a particular industry and/or issuer, and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domestic investors of the countries and/or impose additional taxes on foreign investors. A delay in obtaining a government approval or a license would delay investments in a particular country, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of a particular country may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of these factors could cause a decline in the value of the Fund investments. Issuers located or operating in countries in Africa are generally not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in countries in Africa and such issuers are generally not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.
In addition, governments of certain countries in Africa in which the Fund may invest may levy withholding or other taxes on income such as dividends, interest and realized capital gains. Although in certain countries in Africa a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.
Investment in countries in Africa may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, there is the risk that if an African country’s balance of payments declines, such African country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Additionally, investments in countries in Africa may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.
Securities laws in many countries in Africa are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, there may be no single centralized securities exchange on which securities are traded in certain countries in Africa and the systems of corporate governance to which issuers located in countries in Africa are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and, therefore, shareholders of issuers located in such countries may not receive many of the protections available to shareholders of issuers located in more developed countries. Even in circumstances where adequate laws and shareholder rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in countries in Africa may be inconsistent and subject to sudden change.
Certain countries in Africa may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. Certain countries in Africa depend to a significant extent upon exports of primary commodities such as gold, silver, copper and diamonds. These countries therefore are vulnerable to changes in commodity prices, which may be affected by a variety of factors. In addition, certain issuers located in countries in Africa in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
The governments of certain countries in Africa may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in certain countries in Africa. Some countries in Africa may be affected by a greater degree of public corruption and crime, including organized crime.
Political instability and protests in North Africa and the Middle East have caused and may in the future cause significant disruptions to many industries. In addition, the outbreak of Ebola in Western Africa severely challenged health care industries in those countries and adversely impacted the region’s economy due to quarantines and disruptions of trade, which has further increased instability in the region. This instability has demonstrated that political and social unrest can spread quickly through the region, and that developments in one country can influence the political events in neighboring countries. Some protests have turned violent, and civil war and political reconstruction in certain countries such as Libya, Iraq and Syria pose a risk to investments in the region. Continued political and social unrest in these regions, including the ongoing warfare and terrorist activities in the Middle East and Africa, may negatively affect the value of an investment in the Fund.
Risk of Investing in Asia.   Investments in securities of issuers in certain Asian countries involve risks not typically associated with investments in securities of issuers in other regions. Such heightened risks include, among others, expropriation and/or nationalization of assets, confiscatory taxation, piracy of intellectual property, data and other security breaches (especially of data stored electronically), political instability, including authoritarian and/or military involvement in governmental decision-making, armed conflict and social instability as a result of religious, ethnic and/or socio-economic unrest. Certain Asian economies have experienced rapid rates of economic growth and industrialization in recent years, and there is no assurance that these rates of economic growth and industrialization will be maintained.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Certain governments in this region administer prices on several basic goods, including fuel and electricity, within their respective countries. Certain governments may exercise substantial influence over many aspects of the private sector in their respective countries and may own or control many companies. Future government actions could have a significant effect on the economic conditions in this region, which in turn could have a negative impact on private sector companies. There is also the possibility of diplomatic developments adversely affecting investments in the region.
Corruption and the perceived lack of a rule of law in dealings with international companies in certain Asian countries may discourage foreign investment and could negatively impact the long-term growth of certain economies in this region. In addition, certain countries in the region are experiencing high unemployment and corruption, and have fragile banking sectors.
Some economies in this region are dependent on a range of commodities, including oil, natural gas and coal. Accordingly, they are strongly affected by international commodity prices and particularly vulnerable to any weakening in global demand for these products. The market for securities in this region may also be directly influenced by the flow of international capital, and by the economic and market conditions of neighboring countries. China is a key trading partner of many Asian countries and any changes in trading relationships between China and other Asian countries may affect the region as a whole. Adverse economic conditions or developments in neighboring countries may increase investors' perception of the risk of investing in the region as a whole, which may adversely impact the market value of the securities issued by companies in the region.

Risk of Investing in Central and South America.  The economies of certain countries in which the Fund invests are affected by the economies of other Central and South American countries, some of which have experienced high interest rates, economic volatility, inflation, currency devaluations, government defaults, high unemployment rates and political instability which can adversely affect issuers in these countries. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of exports for the regions and many economies in these regions are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on some or all of the countries to which the Fund has exposure.
The governments of certain countries in Central and South America may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the securities in which a Fund invests. Diplomatic developments may also adversely affect investments in certain countries in Central and South America. Some countries in Central and South America may be affected by public corruption and crime, including organized crime.
Certain countries in Central and South America may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. In addition, certain issuers located in countries in Central and South America in which a Fund invests may be the subject of sanctions (for example, the U.S. has imposed sanctions on certain Venezuelan individuals, corporate entities and the Venezuelan government) or have dealings with countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. An issuer may sustain damage to its reputation if it is identified as an issuer that has dealings with such countries. A Fund may be adversely affected if it invests in such issuers.
Risk of Investing in China.  Investments in securities of companies domiciled in China involve a high degree of risk and special considerations not typically associated with investing in the U.S. securities markets. Such heightened risks include, among others, an authoritarian government, popular unrest associated with demands for improved political, economic and social conditions, the impact of regional conflict on the economy and hostile relations with neighboring countries.
Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. The Chinese economy is vulnerable to the long-running disagreements and religious and nationalist disputes with Tibet and the Xinjiang region. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong who perceive China as tightening control over Hong Kong’s semi-autonomous liberal political, economic, legal, and social framework. Recent protests and unrest have increased tensions even further. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. China has a complex territorial dispute regarding the sovereignty of Taiwan and has made threats of invasion. Taiwan-based companies and individuals are significant investors in China. Military conflict between China and Taiwan may adversely affect securities of Chinese issuers. In addition, China has strained international relations with Japan, India, Russia and other neighbors due to territorial disputes, historical animosities and other defense concerns. Additionally, China is alleged to have participated in state-sponsored cyberattacks against foreign companies and foreign governments. Actual and threatened responses to such activity and strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies, may impact China’s economy and Chinese issuers of securities in which the Fund invests. China could be affected by military events on the Korean peninsula or internal instability within North Korea. These situations may cause uncertainty in the Chinese market and may adversely affect the performance of the Chinese economy.
The Chinese government has implemented significant economic reforms in order to liberalize trade policy, promote foreign investment in the economy, reduce government control of the economy and develop market mechanisms. However, the Chinese government still exercises substantial influence over many aspects of the private sector and may own or control many companies. Chinese companies, such as those in the financial services or technology sectors, and potentially other sectors in the future, are subject to the risk that Chinese authorities can intervene in their operations and structure. The Chinese government continues to maintain a major role in economic policymaking. Investing in China involves risk of loss due to expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested.

In addition, there is less regulation and monitoring of Chinese securities markets and the activities of investors, brokers and other participants than in the U.S. Accordingly, issuers of securities in China, including Chinese companies that are listed on U.S. exchanges, are not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, tender offer regulation, accounting standards or auditor oversight, stockholder proxy requirements and the requirements mandating timely and accurate disclosure of information. Securities markets in China are in the process of change and further development. This may lead to trading volatility, difficulty in the settlement and recording of transactions and difficulty in interpreting and applying the relevant regulation.
There may be significant obstacles to obtaining information necessary for investigations into or litigation against Chinese companies, and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations.
While the Chinese economy has experienced past periods of rapid growth, there is no assurance that such growth rates will recur. China may experience substantial rates of inflation, significant indebtedness or economic recessions, causing a negative effect on the economy and securities market. China’s economy is heavily dependent on export growth. Reduction in spending on Chinese products and services, supply chain diversification, institution of additional tariffs, sanctions or other trade barriers or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and the Chinese issuers of securities in which a Fund invests. For example, the U.S. has added certain foreign technology companies to the U.S. Department of Commerce’s Bureau of Industry and Security’s “Entity List,” which is a list of companies believed to pose a national security risk to the U.S. Actions like these may have unanticipated and disruptive effects on the Chinese economy. Any such response that targets Chinese financial markets or securities exchanges could interfere with orderly trading, delay settlement or cause market disruptions.
Risk of Investing in Eastern Europe.  Investing in the securities of issuers located or operating in Eastern Europe is highly speculative and involves risks not usually associated with investing in the more developed markets of Western Europe. Certain Eastern European countries have high public debt levels, significant underground economies, high unemployment and emigration of skilled workers. Such countries generally have a history of political instability, limited infrastructure and an inefficient public sector prone to endemic corruption. Political and economic reforms are too recent to establish a definite trend away from centrally planned economies and state-owned industries. In the past, some Eastern European governments have expropriated substantial amounts of private property, and many claims of the property owners have never been fully settled.
Many Eastern European countries continue to move toward market economies at different paces with different characteristics. Many Eastern European securities markets are generally underdeveloped with low, irregular trading volumes, dubious investor protections, and often a dearth of reliable corporate information. Eastern European securities markets are generally subject to less government supervision and regulation and may be less liquid and more volatile than securities markets in the U.S. or Western European countries. Legal institutions governing private and foreign investments and private property may be relatively nascent, inefficient, and unevenly enforced or inequitably enforced. Certain Eastern European governments may exercise substantial influence over many aspects of the private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in such countries, which could have a negative impact on the Fund’s investments. Information and transaction costs, differential taxes, and sometimes political or transfer risk give a comparative advantage to the domestic investor rather than the foreign investor.
Eastern European economies may also be particularly susceptible to changes in the international credit markets due to their reliance on bank related inflows of capital. Changes to the economies of countries with substantial foreign direct investment in certain Eastern European countries may negatively affect the region’s economy. The economy of certain Eastern European countries may be adversely affected by global prices for manufactured goods or commodity price declines to the extent that a country relies on the export of such products.
Geopolitical events, including war, and other instability in certain Eastern European countries may cause uncertainty in the region’s financial markets and adversely affect the performance of the issuers to which the Fund has exposure. These markets may be particularly sensitive to social, political, economic, and currency events in Russia and may suffer heavy losses as a result of their trading and investment links to the Russian economy and currency. Russia has historically asserted its influence in the region using diplomatic, informational, military, and economic instruments of national power, as it did with Georgia in the summer of 2008 and Ukraine beginning in 2014, and most recently on February 24, 2022.

Russian Invasion of Ukraine. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar, are impossible to predict, but could be significant. Disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, import and export restrictions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia's economy, Russian issuers of securities in which the Fund invests, or the economies of Europe as a whole. Actual and threatened responses to Russian military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and are likely to have collateral impacts on such sectors across Europe and globally.
Risk of Investing in Emerging Markets.  Investments in emerging market countries may be subject to greater risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low or non-existent trading volumes; (iii) companies, custodians, clearinghouses, foreign exchanges and broker-dealers may be subject to less scrutiny and regulation by local authorities; (iv) local governments may decide to seize or confiscate securities held by foreign investors and/or local governments may decide to suspend or limit an issuer's ability to make dividend or interest payments; (v) local governments may limit or entirely restrict repatriation of invested capital, profits, and dividends; (vi) capital gains may be subject to local taxation, including on a retroactive basis; (vii) issuers facing restrictions on standard payments imposed by local governments may attempt to make dividend or interest payments to foreign investors in the local currency; (viii) there may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and investors may experience difficulty in enforcing legal claims related to the securities and/or local judges may favor the interests of the issuer over those of foreign parties; (ix) bankruptcy judgments may only be permitted to be paid in the local currency; (x) limited public information regarding the issuer may result in greater difficulty in determining market valuations of the securities; and (xi) lack of financial reporting on a regular basis, substandard disclosure and differences in accounting standards may make it difficult to ascertain the financial health of an issuer. The Fund is not actively managed and does not select investments based on investor protection considerations.
Emerging market securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. In addition, brokerage and other costs associated with transactions in emerging market securities can be higher, sometimes significantly, than similar costs incurred in securities markets in developed countries. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging market countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging market countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging market country securities may also affect the Fund's ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.
Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.
Investment in the securities markets of certain emerging market countries is restricted or controlled to varying degrees. These restrictions may limit the Fund's investment in certain emerging market countries and may increase the expenses of the Fund. Certain emerging market countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.
Many emerging market countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.
The Fund's income and, in some cases, capital gains from foreign securities will be subject to applicable taxation in certain of the emerging market countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates.
Emerging markets also have different clearance and settlement procedures, and in certain of these emerging markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
In the past, certain governments in emerging market countries have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs, which in the past have caused huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for, among other things, social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in those countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.
Risk of Investing in the Middle East.  Many Middle Eastern countries have little or no democratic tradition, and the political and legal systems in such countries may have an adverse impact on the Fund. Many economies in the Middle East are highly reliant on income from the sale of oil and natural gas or trade with countries involved in the sale of oil and natural gas, and their economies are therefore vulnerable to changes in the market for oil and natural gas and foreign currency values. As global demand for oil and natural gas fluctuates, many Middle Eastern economies may be significantly impacted.
In addition, many Middle Eastern governments have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, a Middle Eastern country’s government may own or control many companies, including some of the largest companies in the country. Accordingly, governmental actions in the future could have a significant effect on economic conditions in Middle Eastern countries. This could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.
Certain Middle Eastern markets are in the earliest stages of development. As a result, there may be a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Brokers in Middle Eastern countries typically are fewer in number and less capitalized than brokers in the U.S.
The legal systems in certain Middle Eastern countries also may have an adverse impact on the Fund. For example, the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation generally is limited to the amount of the shareholder’s investment. However, the notion of limited liability is less clear in certain Middle Eastern countries. The Fund therefore may be liable in certain Middle Eastern countries for the acts of a corporation in which it invests for an amount greater than its actual investment in that corporation. Similarly, the rights of investors in Middle Eastern issuers may be more limited than those of shareholders of a U.S. corporation. It may be difficult or impossible to obtain or enforce a legal judgment in a Middle Eastern country. Some Middle Eastern countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. For example, certain countries may require governmental approval prior to investment by foreign persons or limit the amount of investment by foreign persons in a particular issuer. Certain Middle Eastern countries may also limit investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous terms (including price) than securities of the issuer available for purchase by nationals of the relevant Middle Eastern country.
The manner in which foreign investors may invest in companies in certain Middle Eastern countries, as well as limitations on those investments, may have an adverse impact on the operations of the Fund. For example, in certain of these countries, the Fund may be required to invest initially through a local broker or other entity and then have the shares that were purchased re-registered in the name of the Fund. Re-registration in some instances may not be possible on a timely basis. This may result in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but is subsequently informed, at the time of re-registration, that the permissible allocation of the investment to foreign investors has already been filled and, consequently, the Fund may not be able to invest in the relevant company.
Substantial limitations may exist in certain Middle Eastern countries with respect to the Fund’s ability to repatriate investment income or capital gains. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investment.
Certain Middle Eastern countries may be heavily dependent upon international trade and, consequently, have been and may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These countries also have been and may continue to be adversely impacted by economic conditions in the countries with which they trade. In addition, certain issuers located in Middle Eastern countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations, and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
Certain Middle Eastern countries have strained relations with other Middle Eastern countries due to territorial disputes, historical animosities, international alliances, defense concerns or other reasons, which may adversely affect the economies of these Middle Eastern countries. Certain Middle Eastern countries experience significant unemployment, as well as widespread underemployment. There has also been a recent increase in recruitment efforts and an aggressive push for territorial control by terrorist groups in the region, which has led to an outbreak of warfare and hostilities. Warfare in Syria has spread to surrounding areas, including many portions of Iraq and Turkey. Such hostilities may continue into the future or may escalate at any time due to ethnic, racial, political, religious or ideological tensions between groups in the region or foreign intervention or lack of intervention, among other factors.
Risk of Investing in Saudi Arabia.  The Fund’s Underlying Index includes Saudi Arabian equity securities. The ability of foreign investors (such as the Fund) to invest in the securities of Saudi Arabian issuers is relatively new. Such ability could be restricted by the Saudi Arabian government at any time, and unforeseen risks could materialize with respect to foreign ownership in such securities. In addition, the Capital Market Authority (“CMA”) places investment limitations on the ownership of the securities of Saudi Arabian issuers by foreign investors, including a limitation on the Fund’s ownership of the securities of any single issuer listed on the Saudi Arabian Stock Exchange, which may prevent the Fund from investing in accordance with its strategy and contribute to tracking error against the Underlying Index. These restrictions may be changed or new restrictions, such as licensing requirements, special approvals or additional foreign taxes, may be instituted at any time. The Fund may not be able to obtain or maintain any such licenses or approvals and may not be able to buy and sell securities at full value. Major disruptions or regulatory changes could occur in the Saudi Arabian market, any of which could negatively impact the Fund. These risks may be exacerbated, compared to more developed markets, given the limited history of foreign investment in the Saudi Arabian market. Investments in Saudi Arabia may also be subject to loss due to expropriation or nationalization of assets and property or the imposition of restrictions on additional foreign investments and repatriation of capital. Such heightened risks may include, among others, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. Saudi Arabia has privatized, or has begun the process of privatizing, certain entities and industries. Newly privatized companies may face strong competition from government-sponsored competitors that have not been privatized. In some instances, investors in newly privatized entities have suffered losses due to the inability of the newly privatized entities to adjust quickly to a competitive environment or changing regulatory and legal standards or, in some cases, due to re-nationalization of such privatized entities. There is no assurance that similar losses will not recur. Further, under income tax laws imposed by the General Authority of Zakat and Tax, dividends paid by a Saudi Arabian company to foreign stockholders are generally subject to a 5% withholding tax (different tax rates may apply pursuant to an applicable treaty). Saudi Arabia is highly reliant on income from the sale of petroleum and trade with other countries involved in the sale of petroleum, and its economy is therefore vulnerable to changes in foreign currency values and the market for petroleum, as well as acts targeting petroleum production or processing facilities in Saudi Arabia. As global demand for petroleum fluctuates, Saudi Arabia may be significantly impacted. In the recent past, the Saudi Arabian government has explored privatization and diversification of the economy in the wake of a diminished petroleum market.
Like most Middle Eastern governments, the government of Saudi Arabia exercises substantial influence over many aspects of the private sector. Although liberalization in the wider economy is underway, in many areas it has lagged significantly: restrictions on foreign ownership persist, and the government has an ownership stake in many key industries. The situation is exacerbated by the fact that Saudi Arabia is governed by an absolute monarchy. Saudi Arabia has historically experienced strained relations with economic partners worldwide, including other countries in the Middle East, due to geopolitical events. Incidents involving a Middle Eastern country’s or the region’s security, including terrorism, may cause uncertainty in their markets and may adversely affect its economy and the Fund’s investments.
Governmental actions in the future could have a significant effect on economic conditions in Saudi Arabia, which could affect private sector companies and the Fund, as well as the value of securities in the Fund’s portfolio. Any economic sanctions on Saudi Arabian individuals or Saudi Arabian corporate entities, or even the threat of sanctions, may result in the decline of the value and liquidity of Saudi Arabian securities, a weakening of the Saudi riyal or other adverse consequences to the Saudi Arabian economy. Any sanctions could also result in the immediate freeze of Saudi Arabian securities and/or funds investing in prohibited assets, impairing the ability of the Fund to buy, sell, receive or deliver those securities and/or assets. In addition, Saudi Arabia’s economy relies heavily on cheap, foreign labor, and changes in the availability of this labor supply could have an adverse effect on the economy.
The securities markets in Saudi Arabia may not be as developed as those in other countries. As a result, securities markets in Saudi Arabia are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. Shares of certain Saudi Arabian companies tend to trade less frequently than those of companies on exchanges in more developed markets. Such infrequent trading may adversely affect the pricing of these securities and the Fund’s ability to sell these securities in the future.
Although the political situation in Saudi Arabia is largely stable, Saudi Arabia has historically experienced political instability, and there remains the possibility that the stability will not hold in the future or that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia. Instability may be caused by military developments, government interventions in the marketplace, terrorism, extremist attitudes, attempted social or political reforms, religious differences, or other factors. Additionally, anti-Western views held by certain groups in the Middle East may influence government policies regarding foreign investment. Further developments in U.S. relations with Saudi Arabia and other Middle-Eastern countries may affect these attitudes and policies. The U.S. is a significant trading partner of, or foreign investor in, Saudi Arabia. As a result, economic conditions of Saudi Arabia may be particularly affected by changes in the U.S. economy. A decrease in U.S. imports or exports, new trade and financial regulations or tariffs, changes in the U.S. dollar exchange rate or an economic slowdown in the U.S. may have a material adverse effect on the economic conditions of Saudi Arabia and, as a result, securities to which the Fund has exposure. Political instability in North Africa and the larger Middle East region has caused significant disruptions to many industries. Continued political and social unrest in these areas may negatively affect the value of securities in the Fund’s portfolio.
Certain issuers located in Saudi Arabia may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.
Risk of Investing in the Consumer Discretionary Sector.  Companies engaged in the design, production or distribution of products or services for the consumer discretionary sector (including, without limitation, television and radio broadcasting, manufacturing, publishing, recording and musical instruments, motion pictures, photography, amusement and theme parks, gaming casinos, sporting goods and sports arenas, camping and recreational equipment, toys and games, apparel, travel-related services, automobiles, hotels and motels, and fast food and other restaurants) are subject to the risk that their products or services may become obsolete quickly. The success of these companies can depend heavily on disposable household income and consumer spending. During periods of an expanding economy, the consumer discretionary sector may outperform the consumer staples sector, but may underperform when economic conditions worsen. Moreover, the consumer discretionary sector can be significantly affected by several factors, including, without limitation, the performance of domestic and international economies, exchange rates, changing consumer preferences, demographics, marketing campaigns, cyclical revenue generation, consumer confidence, commodity price volatility, labor relations, interest rates, import and export controls, intense competition, technological developments and government regulation.
Risk of Investing in the Consumer Staples Sector.  Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. Companies in the consumer staples sector may also be affected by changes in global economic, environmental and political events, economic conditions, the depletion of resources, and government regulation. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Companies in the consumer staples sector also may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The prices of raw materials fluctuate in response to a number of factors, including, without limitation, changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies, and seasonal and weather conditions. Companies in the consumer staples sector may be subject to severe competition, which may also have an adverse impact on their profitability.
Risk of Investing in the Energy Sector.  Companies in the energy sector are strongly affected by the changes in and volatility of global energy prices, energy supply and demand, government regulations and policies, energy production and conservation efforts, technological change, development of alternative energy sources, and other factors that they cannot control. Energy companies may have relatively high levels of debt and may be more likely to restructure their businesses if there are downturns in energy markets or in the global economy. If an energy company in the Fund's portfolio becomes distressed, the Fund could lose all or a substantial portion of its investment. The energy sector is cyclical and is highly dependent on commodity prices. Prices and supplies of energy may fluctuate significantly over short and long periods of time due to, among other things, national and international political changes, Organization of Petroleum Exporting Countries (“OPEC”) policies, changes in relationships among OPEC members and between OPEC and oil-importing nations, the regulatory environment, taxation policies, the enactment or cessation of trade sanctions, war or other geopolitical conflicts, and the economies of key energy-consuming countries. Companies in the energy sector may be adversely affected by terrorism, cyber incidents, natural disasters or other catastrophes. Companies in the energy sector are at risk of liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims. Significant oil and gas deposits are located in emerging markets countries where corruption and security may raise significant risks, in addition to the other risks of investing in emerging markets. Additionally, the Middle East, where many companies in the energy sector may operate, has experienced conflict and unrest. Companies in the energy sector may also be adversely affected by changes in exchange rates, interest rates, economic conditions, tax treatment, government regulation and intervention, negative perception, efforts at energy conservation and world events in the regions in which the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Because a significant portion of revenues of companies in this sector is derived from a relatively small number of customers that are largely composed of governmental entities and utilities, governmental budget constraints may have a significant impact on companies in this sector. The energy sector is highly regulated. Entities operating in the energy sector are subject to significant regulation of nearly every aspect of their operations by governmental agencies. Such regulation can change rapidly or over time in both scope and intensity. Stricter laws, regulations or enforcement policies could be enacted, which would likely increase compliance costs and may materially adversely affect the financial performance of companies in the energy sector.
The energy sector may experience significant market volatility. For example, Russia’s large-scale invasion of Ukraine on February 24, 2022 led to further disruptions and increased volatility in the energy and commodity futures markets due to actual and potential disruptions in the supply and demand for certain commodities, including oil and natural gas. The U.S. and other actors have enacted various sanctions and restrictions on business dealings with Russia, which include restrictions on imports of oil, natural gas and coal. The effect of the current sanctions and restrictions, as well as the extent and duration of the Russian military action, additional sanctions and associated market disruptions on the energy sector, are impossible to predict and depend on a number of factors. The effect of these events or any related developments could be significant and may have a severe adverse effect on the performance of the Fund.
Risk of Investing in the Financials Sector.  Companies in the financials sector include small, regional and money center banks, securities brokerage firms, asset management companies, savings banks and thrift institutions, specialty finance companies (e.g., credit card, mortgage providers), insurance and insurance brokerage firms, consumer finance firms, financial conglomerates and foreign banking and financial companies.
Most financial companies are subject to extensive governmental regulation, which limits their activities and may affect their ability to earn a profit from a given line of business. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by the regulation. Direct governmental intervention in the operations of financial companies and financial markets may materially and adversely affect the companies in which the Fund invests, including legislation in many countries that may increase government regulation, repatriation and other intervention. The impact of governmental intervention and legislative changes on any individual financial company or on the financials sector as a whole cannot be predicted. The valuation of financial companies has been and continues to be subject to unprecedented volatility and may be influenced by unpredictable factors, including interest rate risk and sovereign debt default. Certain financial businesses are subject to intense competitive pressures, including market share and price competition. Financial companies in foreign countries are subject to market-specific and general regulatory and interest rate concerns. In particular, government regulation in certain foreign countries may include taxes and controls on interest rates, credit availability, minimum capital requirements, bans on short sales, limits on prices and restrictions on currency transfers. In addition, companies in the financials sector may be the targets of hacking and potential theft of proprietary or customer information or disruptions in service, which could have a material adverse effect on their businesses.
The profitability of banks, savings and loan associations and other financial companies is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change; for instance, when interest rates go up, the value of securities issued by many types of companies in the financials sector generally goes down. In other words, financial companies may be adversely affected in certain market cycles, including, without limitation, during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and during periods of declining economic conditions, which may cause, among other things, credit losses due to financial difficulties of borrowers.
In addition, general economic conditions are important to the operations of these companies, and financial difficulties of borrowers may have an adverse effect on the profitability of financial companies. Companies in the financials sector are exposed directly to the credit risk of their borrowers and counterparties, who may be leveraged to an unknown degree, including through swaps and other derivatives products, and who at times may be unable to meet their obligations to the financial services companies. Financial services companies may have significant exposure to the same borrowers and counterparties, with the result that a borrower’s or counterparty’s inability to meet its obligations to one company may affect other companies with exposure to the same borrower or counterparty. This interconnectedness of risk, including cross-default risk, may result in significant negative impacts to the financial condition and reputation of companies with direct exposure to the defaulting counterparty as well as adverse cascading effects in the markets and the financials sector generally. Financial companies can be highly dependent upon access to capital markets, and any impediments to such access, such as adverse overall economic conditions or a negative perception in the capital markets of a financial company’s financial condition or prospects, could adversely affect its business. Deterioration of credit markets can have an adverse impact on a broad range of financial markets, causing certain financial companies to incur large losses. In these conditions, companies in the financials sector may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government-imposed restrictions on their businesses or increased government intervention. In addition, there is no guarantee that governments will provide any such relief in the future. These actions may cause the securities of many companies in the financials sector to decline in value.
Risk of Investing in the Healthcare Sector.  Companies in the healthcare sector are often issuers whose profitability may be affected by extensive government regulation, restrictions on government reimbursement for medical expenses, rising or falling costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, a limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection and the actual or perceived safety and efficiency of their products.

Patents have a limited duration, and, upon expiration, other companies may market substantially similar “generic” products that are typically sold at a lower price than the patented product, which can cause the original developer of the product to lose market share and/or reduce the price charged for the product, resulting in lower profits for the original developer. As a result, the expiration of patents may adversely affect the profitability of these companies.
In addition, because the products and services of many companies in the healthcare sector affect the health and well-being of many individuals, these companies are especially susceptible to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly, which can result in increased development costs, delayed cost recovery and loss of competitive advantage to the extent that rival companies have developed competing products or procedures, adversely affecting the company’s revenues and profitability. In other words, delays in the regulatory approval process may diminish the opportunity for a company to profit from a new product or to bring a new product to market, which could have a material adverse effect on a company’s business. Healthcare companies may also be strongly affected by scientific biotechnology or technological developments, and their products may quickly become obsolete. Also, many healthcare companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. Changes in governmental policies or laws may span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums, and promotion of prepaid healthcare plans. In addition, a number of legislative proposals concerning healthcare have been considered by the U.S. Congress in recent years. It is unclear what proposals will ultimately be enacted, if any, and what effect they may have on companies in the healthcare sector.
Additionally, the expansion of facilities by healthcare-related providers may be subject to “determinations of need” by certain government authorities. This process not only generally increases the time and costs involved in these expansions, but also makes expansion plans uncertain, limiting the revenue and profitability growth potential of healthcare-related facilities operators and negatively affecting the prices of their securities. Moreover, in recent years, both local and national governmental budgets have come under pressure to reduce spending and control healthcare costs, which could both adversely affect regulatory processes and public funding available for healthcare products, services and facilities.
Risk of Investing in the Industrials Sector.  The value of securities issued by companies in the industrials sector may be adversely affected by supply of and demand for both their specific products or services and for industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, trade disputes, world events and economic conditions may affect the performance of companies in the industrials sector. The industrials sector may also be adversely affected by changes or trends in commodity prices, which may be influenced by unpredictable factors. For example, commodity price declines and unit volume reductions resulting from an over-supply of materials used in the industrials sector can adversely affect the sector. Furthermore, companies in the industrials sector may be subject to liability for environmental damage, product liability claims, depletion of resources, and mandated expenditures for safety and pollution control.
Risk of Investing in the Materials Sector.  Companies in the materials sector may be adversely affected by commodity price volatility, exchange rate fluctuations, social and political unrest, war, import or export controls, increased competition, depletion of resources, technical progress, labor relations and government regulations, and mandated expenditures for safety and pollution control, among other factors. Such risks may adversely affect the issuers to which the Fund has exposure. Companies in the materials sector are also at risk of liability for environmental damage and product liability claims. Production of materials may exceed demand as a result of market imbalances or economic downturns, leading to poor investment returns. These risks are heightened for companies in the materials sector located in foreign markets.
Risk of Investing in the Real Estate Industry.  Companies in the real estate industry include companies that invest in real estate, such as REITs, real estate holding and operating companies or real estate development companies (collectively, “Real Estate Companies”). Investing in Real Estate Companies exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which Real Estate Companies are organized and operated. The real estate industry is highly sensitive to general and local economic conditions and developments, and characterized by intense competition and periodic overbuilding. Investing in Real Estate Companies involves various risks. Some risks that are specific to Real Estate Companies are discussed in greater detail below.

Concentration Risk. Real Estate Companies may own a limited number of properties and concentrate their investments in a particular geographic region or property type. Economic downturns affecting a particular region, industry or property type may lead to a high volume of defaults within a short period.
Distressed Investment Risk. Real Estate Companies may invest in distressed, defaulted or out-of-favor bank loans. Identification and implementation by a Real Estate Company of loan modification and restructure programs involves a high degree of uncertainty. Even successful implementation may still require adverse compromises and may not prevent bankruptcy. Real Estate Companies may also invest in other debt instruments that may become non-performing, including the securities of companies with higher credit and market risk due to financial or operational difficulties. Higher risk securities may be less liquid and more volatile than the securities of companies not in distress.
Illiquidity Risk. Investing in Real Estate Companies may involve risks similar to those associated with investing in small-capitalization companies. Real Estate Company securities, like the securities of small-capitalization companies, may be more volatile than, and perform differently from, shares of large-capitalization companies. There may be less trading in Real Estate Company shares, which means that buy and sell transactions in those shares could have a magnified impact on share price, resulting in abrupt or erratic price fluctuations. In addition, real estate is relatively illiquid, and, therefore, a Real Estate Company may have a limited ability to vary or liquidate properties in response to changes in economic or other conditions.
Interest Rate Risk. Rising interest rates could result in higher costs of capital for Real Estate Companies, which could negatively impact a Real Estate Company’s ability to meet its payment obligations. Declining interest rates could result in increased prepayment on loans and require redeployment of capital in less desirable investments.
Leverage Risk. Real Estate Companies may use leverage (and some may be highly leveraged), which increases investment risk and could adversely affect a Real Estate Company’s operations and market value in periods of rising interest rates. Real Estate Companies are also exposed to the risks normally associated with debt financing. Financial covenants related to a Real Estate Company’s leverage may affect the ability of the Real Estate Company to operate effectively. In addition, real property may be subject to the quality of credit extended and defaults by borrowers and tenants. If the properties do not generate sufficient income to meet operating expenses, including, where applicable, debt service, ground lease payments, tenant improvements, third-party leasing commissions and other capital expenditures, the income and ability of a Real Estate Company to make payments of any interest and principal on its debt securities will be adversely affected.
Loan Foreclosure Risk. Real Estate Companies may foreclose on loans that the Real Estate Company originated and/or acquired. Foreclosure may generate negative publicity for the underlying property that affects its market value. In addition to the length and expense of such proceedings, the validity of the terms of the applicable loan may not be recognized in foreclosure proceedings. Claims and defenses asserted by borrowers or other lenders may interfere with the enforcement of rights by a Real Estate Company. Parallel proceedings, such as bankruptcy, may also delay resolution and limit the amount of recovery on a foreclosed loan by a Real Estate Company even where the property underlying the loan is liquidated.
Management Risk. Real Estate Companies are dependent upon management skills and may have limited financial resources. Real Estate Companies are generally not diversified and may be subject to heavy cash flow dependency, default by borrowers and voluntary liquidation. In addition, transactions between Real Estate Companies and their affiliates may be subject to conflicts of interest, which may adversely affect a Real Estate Company’s shareholders. A Real Estate Company may also have joint venture investments in certain of its properties, and, consequently, its ability to control decisions relating to such properties may be limited.
Property Risk. Real Estate Companies may be subject to risks relating to functional obsolescence or reduced desirability of properties; extended vacancies due to economic conditions and tenant bankruptcies; catastrophic events such as earthquakes, hurricanes and terrorist acts; and casualty or condemnation losses. Real estate income and values also may be greatly affected by demographic trends, such as population shifts or changes in consumer preferences and values, or increasing vacancies or declining rents resulting from legal, cultural, technological, global or local economic developments.
Regulatory Risk. Real estate income and values may be adversely affected by such factors as applicable domestic and foreign laws (including tax laws). Government actions, such as tax increases, zoning law changes, mandated closures or other commercial restrictions or environmental regulations, also may have a major impact on real estate income and values. In addition, quarterly compliance with regulations limiting the proportion of asset types held by a U.S. REIT may force certain Real Estate Companies to liquidate or restructure otherwise attractive investments. Some countries may not recognize REITs or comparable structures as a viable form of real estate funds.

Underlying Investment Risk. Real Estate Companies make investments in a variety of debt and equity instruments with varying risk profiles. For instance, Real Estate Companies may invest in debt instruments secured by commercial property that have higher risks of delinquency and foreclosure than loans on single family homes due to a variety of factors associated with commercial property, including the tie between income available to service debt and productive use of the property. Real Estate Companies may also invest in debt instruments and preferred equity that are junior in an issuer’s capital structure and that involve privately negotiated structures. Subordinated debt investments, such as B-Notes and mezzanine loans, involve a greater credit risk of default due to the need to service more senior debt of the issuer. Similarly, preferred equity investments involve a greater risk of loss than conventional debt financing due to their non-collateralized nature and subordinated ranking. Investments in commercial mortgage-backed securities may also be junior in priority in the event of bankruptcy or similar proceedings. Investments in senior loans may be effectively subordinated if the senior loan is pledged as collateral. The ability of a holder of junior claims to proceed against a defaulting issuer is circumscribed by the terms of the particular contractual arrangement, which vary considerably from transaction to transaction.
U.S. Tax Risk. Certain U.S. Real Estate Companies are subject to special U.S. federal tax requirements. A REIT that fails to comply with such tax requirements may be subject to U.S. federal income taxation, which may affect the value of the REIT and the characterization of the REIT’s distributions. The U.S. federal tax requirement that a REIT distribute substantially all of its net income to its shareholders may result in a REIT having insufficient capital for future expenditures. A REIT that successfully maintains its qualification may still become subject to U.S. federal, state and local taxes, including excise, penalty, franchise, payroll, mortgage recording, and transfer taxes, both directly and indirectly through its subsidiaries. Because REITs often do not provide complete tax information until after the calendar year-end, the Fund may at times need to request permission to extend the deadline for issuing your tax reporting statement or supplement the information otherwise provided to you.
Risk of Investing in the Technology Sector.  Technology companies are characterized by periodic new product introductions, innovations and evolving industry standards, and, as a result, face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Companies in the technology sector are often smaller and less experienced companies and may be subject to greater risks than larger companies; these risks may be heightened for technology companies in foreign markets. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, changes in consumer and business purchasing patterns, unpredictable changes in growth rates and competition for the services of qualified personnel. In addition, a rising interest rate environment tends to negatively affect companies in the technology sector because, in such an environment, those companies with high market valuations may appear less attractive to investors, which may cause sharp decreases in the companies’ market prices. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action. The technology sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors. Finally, while all companies may be susceptible to network security breaches, certain companies in the technology sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.
Risk of Investing in the Utilities Sector.  The utilities sector may be adversely affected by changing commodity prices, government regulation stipulating rates charged by utilities, increased tariffs, changes in tax laws, interest rate fluctuations and changes in the cost of providing specific utility services. The utilities industry is also subject to potential terrorist attacks, natural disasters and severe weather conditions, as well as regulatory and operational burdens associated with the operation and maintenance of nuclear facilities. Government regulators monitor and control utility revenues and costs, and therefore may limit utility profits. In certain countries, regulatory authorities may also restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects.
There are substantial differences among the regulatory practices and policies of various jurisdictions, and any regulatory agency may make major shifts in policy from time to time. There is no assurance that regulatory authorities will, in the future, grant rate increases. Additionally, existing and possible future regulatory legislation may make it even more difficult for utilities to obtain adequate relief. Certain of the issuers of securities held in the Fund's portfolio may own or operate nuclear generating facilities. Governmental authorities may from time to time review existing policies and impose additional requirements governing the licensing, construction and operation of nuclear power plants. Prolonged changes in climate conditions can also have a significant impact on both the revenues of an electric and gas utility as well as the expenses of a utility, particularly a hydro-based electric utility.
The rates that traditional regulated utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Rate changes may occur only after a prolonged approval period or may not occur at all, which could adversely affect utility companies when costs are rising. The value of regulated utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. As a result, some companies may be forced to defend their core business and may be less profitable. Deregulation may also permit a utility company to expand outside of its traditional lines of business and engage in riskier ventures.
Proxy Voting Policy
For the Fund, the Board has delegated the voting of proxies for the Fund’s securities to BFA pursuant to the Fund's Proxy Voting Policy, and BFA has adopted policies and procedures (collectively, the “iShares ETFs Proxy Voting Policies”) governing proxy voting by accounts managed by BFA, including the Fund.
Under the iShares ETFs Proxy Voting Policies, BFA will vote proxies related to Fund securities in the best interests of the Fund and its shareholders. From time to time, a vote may present a conflict between the interests of the Fund’s shareholders, on the one hand, and those of BFA, or any affiliated person of the Fund or BFA, on the other. BFA maintains policies and procedures that are designed to prevent undue influence on BFA’s proxy voting activity that might stem from any relationship between the issuer of a proxy (or any dissident shareholder) and BFA, BFA’s affiliates, the Fund or the Fund’s affiliates. Most conflicts are managed through a structural separation of BFA’s Corporate Governance Group from BFA’s employees with sales and client responsibilities. In addition, BFA maintains procedures to ensure that all engagements with corporate issuers or dissident shareholders are managed consistently and without regard to BFA’s relationship with the issuer of the proxy or the dissident shareholder. In certain instances, BFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid potential conflicts of interest or as otherwise required by applicable law.
Copies of the iShares ETFs Proxy Voting Policies are attached as Appendix A.
Information with respect to how proxies relating to the Fund's portfolio securities were voted during the 12-month period ending June 30 will be available: (i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at www.iShares.com; and (ii) on the SEC’s website at www.sec.gov.
Portfolio Holdings Information
On each Business Day (as defined in the Creation and Redemption of Creation Units section of this SAI), prior to the opening of regular trading on the Fund’s primary listing exchange, the Fund discloses on its website (www.iShares.com) certain information relating to the portfolio holdings that will form the basis of the Fund’s next net asset value per share calculation.
In addition, certain information may also be made available to certain parties:
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Communications of Data Files: The Fund may make available through the facilities of the National Securities Clearing Corporation (“NSCC”) or through posting on the www.iShares.com, prior to the opening of trading on each business day, a list of the Fund’s holdings (generally pro-rata) that Authorized Participants could deliver to the Fund to settle purchases of the Fund (i.e. Deposit Securities) or that Authorized Participants would receive from the Fund to settle redemptions of the Fund (i.e. Fund Securities). These files are known as the Portfolio Composition File and the Fund Data File (collectively, “Files”). The Files are applicable for the next trading day and are provided to the NSCC and/or posted on www.iShares.com after the close of markets in the U.S.
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Communications with Authorized Participants and Liquidity Providers: Certain employees of BFA are responsible for interacting with Authorized Participants and liquidity providers with respect to discussing custom basket proposals as described in the Custom Baskets section of this SAI. As part of these discussions, these employees may discuss with an

Authorized Participant or liquidity provider the securities the Fund is willing to accept for a creation, and securities that the Fund will provide on a redemption.
BFA employees may also discuss portfolio holdings-related information with broker/dealers, in connection with settling the Fund’s transactions, as may be necessary to conduct business in the ordinary course in a manner consistent with the disclosure in the Fund's current registration statement.
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Communications with Listing Exchanges: From time to time, employees of BFA may discuss portfolio holdings information with the applicable primary listing exchange for the Fund as needed to meet the exchange listing standards.
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Communications with Other Portfolio Managers: Certain information may be provided to employees of BFA who manage funds that invest a significant percentage of their assets in shares of an underlying fund as necessary to manage the fund’s investment objective and strategy.
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Communication of Other Information: Certain explanatory information regarding the Files is released to Authorized Participants and liquidity providers on a daily basis, but is only done so after the Files are posted to www.iShares.com.
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Third-Party Service Providers: Certain portfolio holdings information may be disclosed to Fund Trustees and their counsel, outside counsel for the Fund, auditors and to certain third-party service providers (i.e., fund administrator, custodian, proxy voting service) for which a non-disclosure, confidentiality agreement or other obligation is in place with such service providers, as may be necessary to conduct business in the ordinary course in a manner consistent with applicable policies, agreements with the Fund, the terms of the current registration statements and federal securities laws and regulations thereunder.
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Liquidity Metrics: “Liquidity Metrics,” which seek to ascertain the Fund’s liquidity profile under BlackRock’s global liquidity risk methodology, include but are not limited to: (a) disclosure regarding the number of days needed to liquidate a portfolio or the portfolio’s underlying investments; and (b) the percentage of the Fund’s NAV invested in a particular liquidity tier under BlackRock’s global liquidity risk methodology. The dissemination of position-level liquidity metrics data and any non-public regulatory data pursuant to the Liquidity Rule (including SEC liquidity tiering) is not permitted unless pre-approved. Disclosure of portfolio-level liquidity metrics prior to 60 calendar days after calendar quarter-end requires a non-disclosure or confidentiality agreement and approval of the Trust’s Chief Compliance Officer. Portfolio-level liquidity metrics disclosure subsequent to 60 calendar days after calendar quarter-end requires the approval of portfolio management and must be disclosed to all parties requesting the information if disclosed to any party.
The Trust’s Chief Compliance Officer or his delegate may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures, subject to restrictions on selective disclosure imposed by applicable law. The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.
Construction and Maintenance of the Underlying Index
A description of the Underlying Index is provided below.
With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.

The MSCI Indexes
The MSCI indexes were founded in 1969 by Capital International S.A. as international performance benchmarks constructed to facilitate comparison of world markets. The MSCI single country standard equity indexes have covered the world's developed markets since 1969 and in 1987 MSCI commenced coverage of emerging markets.
Local stock exchanges traditionally calculated their own indexes, which were generally not comparable with one another due to differences in the representation of the local market, mathematical formulas, base dates and methods of adjusting for capital changes. MSCI, however, applies the same calculation methodology to all markets for all single country standard equity indexes, both developed and emerging.
MSCI Global Investable Market Indexes
MSCI's Global Investable Market Indexes (the “MSCI GIMI”) provide coverage and non-overlapping market segmentation by market capitalization size and by style. The MSCI GIMI intend to target approximately 99% coverage of the free float-adjusted market capitalization in each market of large-, mid- and small-cap securities. In each market, MSCI creates an Investable Market Index, Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index. The Standard Index, Large Cap Index, Mid Cap Index and Small Cap Index are each subsets of the Investable Market Index for a market. The MSCI Global Standard Index is the aggregation of the Large Cap Index and Mid Cap Index and the MSCI GIMI is the aggregation of the MSCI Global Standard Index and MSCI Global Small Cap Index.
Selection Criteria. MSCI's index construction process involves: (i) defining the equity universe; (ii) determining the market investable equity universe for each market; (iii) determining market capitalization size segments for each market; (iv) applying final size segment investability requirements; and (v) applying index continuity rules for the MSCI Global Standard Index.
Defining the Equity Universe. MSCI begins with securities listed in countries in the MSCI GIMI. As of June 8, 2023, 23 are classified as developed markets, 24 as emerging markets, and 21 as frontier markets (frontier markets exclude the West African Economic and Monetary Union, which consists of securities classified in Benin, Burkina Faso, Ivory Coast, Guinea-Bissau, Mali, Niger, Senegal and Togo). All listed equity securities and listed securities that exhibit characteristics of equity securities, except mutual funds, ETFs, equity derivatives, limited partnerships and most investment trusts, are eligible for inclusion in the equity universe. REITs in some countries and certain income trusts in Canada are also eligible for inclusion. Each company and its securities (i.e., share classes) are classified in only one country.
Determining the Market Investable Equity Universe for Each Market. The equity universe in any market is derived by applying investability screens to individual companies and securities in that market. Some investability requirements are applied at the individual security level and some at the overall company level, represented by the aggregation of individual securities of the company. As a result, the inclusion or exclusion of one security does not imply the automatic inclusion or exclusion of other securities of the same company.
Determining Market Capitalization Size Segments for Each Market. In order to create size components that can be meaningfully aggregated into composites, individual market size segments balance the following two objectives:
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Achieving global size integrity by ensuring that companies of comparable and relevant sizes are included in a given size segment across all markets in a composite index; and
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Achieving consistent market coverage by ensuring that each market's size segment is represented in its proportional weight in the composite universe.
The Standard Indexes, Large Cap Indexes, Mid Cap Indexes, and Small Cap Indexes capture the following market capitalization size segments:
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MSCI Global Standard Indexes cover all investable large- and mid-cap securities by including the largest issuers comprising approximately 85% of each market’s free float-adjusted market capitalization.
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MSCI Global Large Cap Indexes provide coverage of all investable large-cap securities by including the largest issuers comprising approximately 70% of each market’s free float-adjusted market capitalization.
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MSCI Global Mid Cap Indexes provide coverage in each market by deriving the difference between the market coverage of the MSCI Global Standard Index and the MSCI Global Large Cap Index in that market.

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MSCI Global Small Cap Indexes provide coverage of companies with a market capitalization below that of the companies in the MSCI Global Standard Indexes.
Applying Final Size Segment Investability Requirements. In order to enhance replicability of the indexes, additional size segment investability requirements are set for the MSCI GIMI and MSCI Global Standard Index. These investability requirements include minimum free float-adjusted market capitalization, minimum liquidity, minimum foreign limits and minimum length of trading.
Applying Index Continuity Rules for the Standard Index. In order to achieve index continuity as well as provide some basic level of diversification within a market index, notwithstanding the effect of other index construction rules contained herein, a minimum number of five constituents will be maintained for a developed market Standard Index and a minimum number of three constituents will be maintained for an emerging market Standard Index.
Weighting. All indexes of the MSCI GIMI are free float weighted, i.e., companies are included in the indexes at the value of their free public float (free float multiplied by security price).
Regional Weights. Market capitalization-weighting, combined with a consistent target of approximately 99% of free float-adjusted market capitalization, helps ensure that each country's weight in regional and international indexes approximates its weight in the total universe of developing and emerging markets. A market is equivalent to a single country except for developed Europe, where all markets are aggregated into a single market for index construction purposes. Individual country indexes of the European developed markets are derived from the constituents of the MSCI GIMI Europe Index.
Free Float. MSCI defines the free float of a security as the proportion of shares outstanding that are deemed to be available for purchase in the public equity markets by international investors. In practice, limitations on free float available to international investors include: (i) strategic and other shareholdings not considered part of available free float; and (ii) limits on share ownership for foreigners.
MSCI calculates the free float-adjusted market capitalization of each security in the equity index universe by (i) defining and estimating the free float available to foreign investors; (ii) assigning a free float-adjustment factor to each security; and (iii) calculating the free float-adjusted market capitalization of each security.
Under MSCI's free float-adjustment methodology, a constituent's inclusion factor is equal to its estimated free float, rounded up to the closest 5% for constituents with free float equal to or exceeding 15%. For example, a constituent security with a free float of 23.2% will be included in the index at 25% of its market capitalization. For securities with a free float of less than 15%, the estimated free float is adjusted to the nearest 1%.
Price and Exchange Rates
Prices. The prices used to calculate all MSCI indexes are the official exchange closing prices or those figures accepted as such. MSCI reserves the right to use an alternative pricing source on any given day.
Exchange Rates. MSCI uses the World Markets/Reuters Closing Spot Rates taken at 4:00 p.m. London time. In case World Markets/Reuters does not provide rates for specific markets on given days (for example, Christmas Day and New Year's Day), the previous business day's rates are normally used. MSCI independently monitors the exchange rates on all its indexes. MSCI may under exceptional circumstances elect to use alternative sources of exchange rates if the World Markets/Reuters rates are not available, or if MSCI determines that the World Markets/Reuters rates are not reflective of market circumstances for a given currency on a particular day. In such circumstances, an announcement would be sent to clients with the related information. If appropriate, MSCI may conduct a consultation with the investment community to gather feedback on the most relevant exchange rate.
Changes to the Indexes. The MSCI GIMI are maintained with the objective of reflecting, on a timely basis, the evolution of the underlying equity markets. In maintaining the MSCI indexes, emphasis is also placed on continuity, replicability and minimizing turnover in the indexes. Maintaining the MSCI indexes involves many aspects, including: (i) additions to, and deletions from, the indexes; (ii) changes in number of shares; and (iii) changes in inclusion factors as a result of updated free float estimates.
Index maintenance can be described by three broad categories of changes:

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Semi-Annual Index Reviews (“SAIRs”), conducted on a fixed semi-annual timetable that systematically reassess the various dimensions of the equity universe for all markets;
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Quarterly Index Reviews (“QIRs”), aimed at promptly reflecting other significant market events; and
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Ongoing event-related changes, such as mergers, acquisitions, spin-offs, bankruptcies, reorganizations and other similar corporate events, which generally are implemented in the indexes as they occur.
Potential changes in the status of countries (stand-alone, frontier, emerging and developed) follow their own implementation time tables.
MSCI conducts SAIRs generally as of the close of the last business day of May and November. During the SAIRs, MSCI updates the investable equity universe and reassesses size segmentation investability requirements. MSCI also conducts QIRs generally as of the close of the last business day of February and August. During the QIRs, MSCI reflects changes in the index that were not captured at the time of their actual occurrence, but are significant enough to be included before the next SAIR. The results of the SAIR and QIR are generally announced at least ten business days in advance of implementation.
Creation of Sector and Industry Indexes using the Global Industry Classification Standard (GICS®)
All securities in the Global Investable Equity Universe are assigned to the industry that best describes their business activities using the GICS. The GICS consists of sectors, industry groups, industries and sub-industries. Under the GICS, each company is assigned to one unique sub-industry according to its principal business activity (generally defined as the business activity that generates 60% or more of the company’s revenues). Narrower indexes may be derived based on industry classification, and may contain securities belonging to specific sectors, industry groups, industries, sub-industries or a combination thereof.
MSCI Emerging Markets Value Factor Select Index
Number of Components: approximately 304
Index Description. The MSCI Emerging Markets Value Factor Select Index seeks to measure the performance of securities in its parent index, the MSCI Emerging Markets Index, that exhibit higher value factor characteristics relative to their peers within the corresponding GICS sector, while covering approximately 30% of the market capitalization within each country in the parent index, and within the selected universe of value securities, an emphasis is put on those securities with relatively higher quality characteristics.
Index Methodology. The Underlying Index includes securities that are chosen from constituents within the parent index. The Underlying Index aims to capture the performance of securities in the parent index that exhibit higher value characteristics based on one to three variables depending on the GICS sector:
Price-to-book value (“P/B”): Latest price per share divided by the trailing 12-month book value per share.
Price-to-forward earnings (“P/E”): Latest price per share divided by the trailing 12-month forward earnings per share.
Enterprise value-to-cash flow from operations (“EV/CFO”): Latest fiscal year enterprise value divided by net cash flow from operations.
Fwd P/E, P/B, EV/CFO are used for all securities except those classified in financials and real estate GICS sectors. Securities in the financials sector use Fwd P/E and P/B, and securities in the real estate sector use EV/CFO.
The methodology calculates a “value score” for each security in the parent index by averaging the calculated z-scores of the three fundamental variables above. A sector relative value score is then derived by standardizing the composite value z-scores within each GICS sector. The sector-relative value scores are then standardized at +/- 3 standard deviations. If a value score is not calculated due to the unavailability of certain fundamental variables as described in the methodology, the value score is set at -3. Securities are then included based on their value score ranking (from highest ranking until lowest) until the securities cover 30% of the market capitalization (calculated using the free float-adjusted market capitalization) within each country in the parent index subject to certain additional constraints.
The weight of each constituent is then determined by multiplying each security’s market capitalization weight in the parent index by a “tilt score”. The tilt score is based on (i) a “value coverage score,” calculated as the corresponding cumulative weight within the parent index when sorted by the value score in descending order, (ii) a “quality coverage score,” calculated as the corresponding cumulative weight within the top 30% of the value universe when sorted by the highest “quality score”

(as described below), and (iii) relative position based on market capitalization. The resulting weights are then normalized so that component weights in the Underlying Index sum to 100%. Additionally, each individual issuer is capped at 5% and other constraints, such as country and sector weight limits relative to the parent index, are applied. The Underlying Index is reviewed and rebalanced on a semi-annual basis. A buffer rule and turnover threshold are also applied to reduce index turnover and enhance index stability.
The methodology calculates a “quality score” for each security in the parent index by averaging the calculated z-scores of the three fundamental variables described below (high return on equity, stable year-over-year earnings growth and low financial leverage). A sector relative quality score is then derived by standardizing the composite quality z-scores within each GICS sector. The sector-relative quality scores are then standardized at +/- 3 standard deviations. If a quality score is not calculated due to the unavailability of certain fundamental variables as described in the methodology, the quality score is set at -3.
High return on equity: Based on trailing 12-month earnings per share divided by the latest book value per share.
Stable year-over-year earnings growth: Based on standard deviation of year-over-year earnings per share growth over last five fiscal years.
Low financial leverage: Based on latest fiscal year total debt-to-book value.
Calculation Methodology. The Fund utilizes the Underlying Index calculated with net dividends reinvested. MSCI uses the index constituent companies’ country of incorporation to determine the relevant dividend withholding tax rates in calculating the net dividends. The regular cash dividend is reinvested after deduction of withholding tax by applying the maximum rate of the company’s country of incorporation applicable to institutional investors. Net dividends means dividends after taxes withheld at the rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. Such withholding rates may differ from those applicable to U.S. residents.
Investment Policies
The Board has adopted as fundamental policies the following numbered investment policies, which cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A vote of a majority of the outstanding voting securities of the Fund is defined in the Investment Company Act as the lesser of (i) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding voting securities of the Fund. The Fund has also adopted certain non-fundamental investment policies, including its investment objective. Non-fundamental investment policies may be changed by the Board without shareholder approval. Therefore, the Fund may change its investment objective and its Underlying Index without shareholder approval.
Fundamental Investment Policies
The Fund may not:
1.
Concentrate its investments in a particular industry, as that term is used in the Investment Company Act, except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of a particular industry or group of industries.
2.
Borrow money, except as permitted under the Investment Company Act.
3.
Issue senior securities to the extent such issuance would violate the Investment Company Act.
4.
Purchase or hold real estate, except the Fund may purchase and hold securities or other instruments that are secured by, or linked to, real estate or interests therein, securities of REITs, mortgage-related securities and securities of issuers engaged in the real estate business, and the Fund may purchase and hold real estate as a result of the ownership of securities or other instruments.
5.
Underwrite securities issued by others, except to the extent that the sale of portfolio securities by the Fund may be deemed to be an underwriting or as otherwise permitted by applicable law.
6.
Purchase or sell commodities or commodity contracts, except as permitted by the Investment Company Act.
7.
Make loans to the extent prohibited by the Investment Company Act.
Notations Regarding the Fund's Fundamental Investment Policies

The following notations are not considered to be part of the Fund’s fundamental investment policies and are subject to change without shareholder approval.
With respect to the fundamental policy relating to concentration set forth in (1) above, the Investment Company Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal activities in the same industry or group of industries constitutes concentration. It is possible that interpretations of concentration could change in the future. The policy in (1) above will be interpreted to refer to concentration as that term may be interpreted from time to time. The policy also will be interpreted to permit investment without limit in the following: securities of the U.S. government and its agencies or instrumentalities; securities of state, territory, possession or municipal governments and their authorities, agencies, instrumentalities or political subdivisions; and repurchase agreements collateralized by any such obligations. Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. There also will be no limit on investment in issuers domiciled in a single jurisdiction or country. Finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents. Each foreign government will be considered to be a member of a separate industry. With respect to the Fund's industry classifications, the Fund currently utilizes any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. The policy also will be interpreted to give broad authority to the Fund as to how to classify issuers within or among industries.
With respect to the fundamental policy relating to borrowing money set forth in (2) above, the Investment Company Act permits the Fund to borrow money in amounts of up to one-third of the Fund's total assets from banks for any purpose, and to borrow up to 5% of the Fund's total assets from banks or other lenders for temporary purposes. (The Fund's total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the Investment Company Act requires the Fund to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the Fund's total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings or involve leverage and thus are subject to the Investment Company Act restrictions. In accordance with Rule 18f-4 under the Investment Company Act, when the Fund engages in reverse repurchase agreements and similar financing transactions, the Fund may either (i) maintain asset coverage of at least 300% with respect to such transactions and any other borrowings in the aggregate, or (ii) treat such transactions as “derivatives transactions” and comply with Rule 18f-4 with respect to such transactions. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.
With respect to the fundamental policy relating to underwriting set forth in (5) above, the Investment Company Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, in the case of diversified funds, the Investment Company Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of a fund’s investments in issuers where a fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (5) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether a fund may be considered to be an underwriter under the 1933 Act or is otherwise engaged in the underwriting business to the extent permitted by applicable law.
With respect to the fundamental policy relating to lending set forth in (7) above, the Investment Company Act does not prohibit the Fund from making loans (including lending its securities); however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets (including lending its securities), except through the purchase of debt obligations or the use of repurchase agreements. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments (as applicable), as well as delays in the settlement of securities transactions, will not be considered loans.
Non-Fundamental Investment Policies

The Fund has adopted a non-fundamental policy not to make short sales of securities or maintain a short position, except to the extent permitted by the Fund's Prospectus and SAI, as amended from time to time, and applicable law.
The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the Investment Company Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the component securities of its Underlying Index or in depositary receipts representing component securities in its Underlying Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund’s future investments will be made in a manner that will bring the Fund into compliance with this policy.
The Fund has adopted a non-fundamental policy not to purchase securities of other investment companies, except to the extent permitted by the Investment Company Act. As a matter of policy, however, the Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund has knowledge that its shares are purchased by another investment company investor in reliance on the provisions of subparagraph (G) of Section 12(d)(1).
Unless otherwise indicated, all limitations under the Fund's fundamental or non-fundamental investment policies apply only at the time that a transaction is undertaken. Any change in the percentage of the Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in the Fund’s total assets will not require the Fund to dispose of an investment until BFA determines that it is practicable to sell or close out the investment without undue market or tax consequences.
Continuous Offering
The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all of the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange generally is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.
Management
Trustees and Officers.  The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).

The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). The Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 406 funds as of December 4, 2023. With the exception of Robert S. Kapito, Salim Ramji, Dominik Rohé and Aaron Wasserman, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji, Mr. Rohé and Mr. Wasserman is c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the Fund's Trustees and officers may be found in this SAI, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).
Interested Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
Robert S. Kapito[1] (1957)	Trustee (since 2009).
President of BlackRock, Inc. (since
2006); Vice Chairman of BlackRock,
Inc. and Head of BlackRock’s
Portfolio Management Group (since
its formation in 1998) and BlackRock,
Inc.’s predecessor entities (since
1988); Trustee, University of
Pennsylvania (since 2009); President
of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director of iShares, Inc. (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).
Stephen Cohen[2] (1975)	Trustee (since 2024).
Senior Managing Director, Head of
Global Product Solutions of
BlackRock, Inc. (since 2024); Senior
Managing Director, Head of Europe,
Middle East and Africa Regions of
BlackRock, Inc. (2021-2024); Head of
iShares Index and Wealth in EMEA of
BlackRock, Inc. (2017-2021); Global
Head of Fixed Income Indexing of
BlackRock, Inc. (2016-2017); Chief
Investment Strategist for
International Fixed Income and
iShares of BlackRock, Inc. (2011-
2015).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).

1
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
2
Stephen Cohen is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

Independent Trustees
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
John E. Kerrigan (1955)	Trustee (since 2005); Independent Board Chair (since 2022).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Independent Board Chair of iShares, Inc. and iShares U.S. ETF Trust (since 2022).
Jane D. Carlin (1956)	Trustee (since 2015); Risk Committee Chair (since 2016).
Consultant (since 2012); Member of
the Audit Committee (2012-2018),
Chair of the Nominating and
Governance Committee (2017-2018)
and Director of PHH Corporation
(mortgage solutions) (2012-2018);
Managing Director and Global Head
of Financial Holding Company
Governance & Assurance and the
Global Head of Operational Risk
Management of Morgan Stanley
(2006-2012).

Director of iShares, Inc. (since 2015);
Trustee of iShares U.S. ETF Trust
(since 2015); Member of the Audit
Committee (since 2016), Chair of the
Audit Committee (since 2020) and
Director of The Hanover Insurance
Group, Inc. (since 2016).

Richard L. Fagnani (1954)	Trustee (since 2017); Audit Committee Chair (since 2019).	Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017).
Laura F. Fergerson (1962)	Trustee (since 2024).	President, Franklin Templeton Services, LLC (2017-2024); Director of the Board of Crocker Art Museum Association (since 2019); President, Crocker Art Museum Foundation (2022-2023).	Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Cecilia H. Herbert (1949)	Trustee (since 2005); Nominating and Governance and Equity Plus Committee Chairs (since 2022).
Chair of the Finance Committee
(since 2019) and Trustee and
Member of the Finance, Audit and
Quality Committees of Stanford
Health Care (since 2016); Trustee of
WNET, New York's public media
company (since 2011) and Member
of the Audit Committee (since 2018),
Investment Committee (since 2011)
and Personnel Committee (since
2022); Member of the Wyoming
State Investment Funds Committee
(since 2022); Trustee of Forward
Funds (14 portfolios) (2009-2018);
Trustee of Salient MF Trust (4
portfolios) (2015-2018); Director of
the Jackson Hole Center for the Arts
(since 2021).
Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years	Other Directorships Held by Trustee
James Lam (1961)	Trustee (since 2024).
President, James Lam & Associates,
Inc. (since 2002); Director of the FAIR
Institute (since 2020); adjunct
professor at Carnegie Mellon
University (since 2018); Member,
Zicklin School of Business Dean's
Council of Baruch College (since
2017); Director and Audit Committee
Chair of RiskLens, Inc. (2018-2023);
Director, Risk Oversight Committee
Chair and Audit Committee Member
of E*TRADE Financial and E*TRADE
Bank (2012-2020).
Director of iShares, Inc. (since 2024); Trustee of iShares U.S. ETF Trust (since 2024).
Drew E. Lawton (1959)	Trustee (since 2017); 15(c) Committee Chair (since 2017).	Senior Managing Director of New York Life Insurance Company (2010- 2015).	Director of iShares, Inc. (since 2017); Trustee of iShares U.S. ETF Trust (since 2017); Director of Jackson Financial Inc. (since 2021).
John E. Martinez (1961)	Trustee (since 2003); Securities Lending Committee Chair (since 2019).	Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera Foundation (2017-2020); and Director of Reading Partners (2012-2016).	Director of iShares, Inc. (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).
Madhav V. Rajan (1964)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2019).
Dean, and George Pratt Shultz
Professor of Accounting, University
of Chicago Booth School of Business
(since 2017); Advisory Board
Member (since 2016) and Director
(since 2020) of C.M. Capital
Corporation; Chair of the Board for
the Center for Research in Security
Prices, LLC (since 2020); Director of
WellBe Senior Medical (since 2023);
Robert K. Jaedicke Professor of
Accounting, Stanford University
Graduate School of Business (2001-
2017); Professor of Law (by
courtesy), Stanford Law School
(2005-2017); Senior Associate Dean
for Academic Affairs and Head of
MBA Program, Stanford University
Graduate School of Business (2010-
2016).
Director of iShares, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

Officers
Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
Jessica Tan (1980)	President (since 2024).
Managing Director of BlackRock, Inc.
(since 2015); Head of Global Product
Solutions, Americas of BlackRock,
Inc. (since 2024) and Head of
Sustainable and Transition Solutions
of BlackRock, Inc. (2022-2024);
Global Head of Corporate Strategy of
BlackRock, Inc. (2019-2022); Chief of
Staff to the CEO of BlackRock, Inc.
(2017-2019).

Trent Walker (1974)	Treasurer and Chief Financial Officer (since 2020).
Managing Director of BlackRock, Inc.
(since 2019); Chief Financial Officer
of iShares Delaware Trust Sponsor
LLC, BlackRock Funds, BlackRock
Funds II, BlackRock Funds IV,
BlackRock Funds V and BlackRock
Funds VI (since 2021).

Aaron Wasserman (1974)	Chief Compliance Officer (since 2023).
Managing Director of BlackRock, Inc.
(since 2018); Chief Compliance
Officer of the BlackRock Multi-Asset
Complex, the BlackRock Fixed-
Income Complex and the iShares
Complex (since 2023); Deputy Chief
Compliance Officer for the BlackRock
Multi-Asset Complex, the BlackRock
Fixed-Income Complex and the
iShares Complex (2014-2023).

Marisa Rolland (1980)	Secretary (since 2022).	Managing Director of BlackRock, Inc. (since 2023); Director of BlackRock, Inc. (2018-2022).
Rachel Aguirre (1982)	Executive Vice President (since 2022).
Managing Director of BlackRock, Inc.
(since 2018); Head of U.S. iShares
Product (since 2022); Head of EII U.S.
Product Engineering of BlackRock,
Inc. (since 2021); Co-Head of EII’s
Americas Portfolio Engineering of
BlackRock, Inc. (2020-2021); Head of
Developed Markets Portfolio
Engineering of BlackRock, Inc. (2016-
2019).

Jennifer Hsui (1976)	Executive Vice President (since 2022).	Managing Director of BlackRock, Inc. (since 2009); Co-Head of Index Equity of BlackRock, Inc. (since 2022).

Name (Year of Birth)	Position	Principal Occupation(s) During the Past 5 Years
James Mauro (1970)	Executive Vice President (since 2021).	Managing Director of BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San Francisco Core Portfolio Management of BlackRock, Inc. (since 2020).
The Board has concluded that, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees, each Trustee should serve as a Trustee of the Board. Among the attributes common to all Trustees are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Fund's investment adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board member of the Fund and the other funds in the Trust (and any predecessor funds), other investment funds, public companies, or non-profit entities or other organizations; and/or other life experiences. Also, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee that led the Board to conclude that he or she should serve (or continue to serve) as a Trustee.
Robert S. Kapito has been a Trustee of the Trust since 2009. Mr. Kapito has also served as a Director of iShares, Inc. since 2009, a Trustee of iShares U.S. ETF Trust since 2011 and a Director of BlackRock, Inc. since 2006. Mr. Kapito served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. In addition, he has over 20 years of experience as part of BlackRock, Inc. and BlackRock’s predecessor entities. Mr. Kapito serves as President of BlackRock, Inc., and is a member of the Global Executive Committee and Chairman of the Global Operating Committee. He is responsible for day-to-day oversight of BlackRock's key operating units, including Investment Strategies, Client Businesses, Technology & Operations, and Risk & Quantitative Analysis. Prior to assuming his current responsibilities in 2007, Mr. Kapito served as Vice Chairman of BlackRock, Inc. and Head of BlackRock's Portfolio Management Group. In that role, he was responsible for overseeing all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito serves as a member of the Board of Trustees of the University of Pennsylvania and the Harvard Business School Board of Dean’s Advisors. He has also been President of the Board of Directors for the Hope & Heroes Children's Cancer Fund since 2002. Mr. Kapito earned a BS degree in economics from the Wharton School of the University of Pennsylvania in 1979, and an MBA degree from Harvard Business School in 1983.
Stephen Cohen has been a Trustee of the Trust since 2024. Mr. Cohen has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Cohen has also served as a Director of BlackRock Investment Management (UK) Limited, Director of BlackRock International Limited, and Director of BlackRock Group Limited since 2021. Mr. Cohen, Senior Managing Director, is BlackRock’s Chief Product Officer and a member of the Global Executive Committee. Mr. Cohen is responsible for the business strategy, innovation and commercialization of BlackRock’s full investment product platform, aligning product strategies with client needs and market trends, and unlocking new growth opportunities across iShares, Active, and Private Markets. Before assuming his current role in January 2024, Mr. Cohen served as the Head of Europe, Middle East and Africa from 2021, leading BlackRock in the region. He was previously Head of the iShares, Index and Wealth businesses in EMEA, overseeing BlackRock's relationships with wealth management firms and platforms, the development and distribution of active and index investments, and the firm’s equity index portfolio management capability in the region. Having joined BlackRock in 2011, Mr. Cohen initially served as the Chief Investment Strategist for International Fixed Income and iShares, and then, in 2016, as Global Head of Fixed Income Indexing. Prior to BlackRock, Mr. Cohen was Global Head of Equity Linked Strategy at Nomura Holdings, Inc. Mr. Cohen’s career began at UBS in 1996 before he joined ING Barings in 2003, having served as Director, Fixed Income at each firm. Mr. Cohen earned a Bachelor of Science degree in Economics from the University of Southampton, and holds certifications as a SFA Futures and Options Representative, a SFA Securities Registered Representative, and an IFPR Material Risk Taker.
John E. Kerrigan has been a Trustee of the Trust since 2005 and Chair of the Trust's Board since 2022. Mr. Kerrigan has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Equity Plus and Nominating and Governance Committees of each Board from 2019 to 2021, and as Chair of each Board since 2022. Mr.

Kerrigan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Kerrigan has served as Chief Investment Officer of Santa Clara University since 2002. Mr. Kerrigan was formerly a Managing Director at Merrill Lynch & Co., including the following responsibilities: Managing Director, Institutional Client Division, Western United States. Mr. Kerrigan has been a Director, since 1999, of The BASIC Fund (Bay Area Scholarships for Inner City Children). Mr. Kerrigan has a BA degree from Boston College and is a Chartered Financial Analyst Charterholder.
Jane D. Carlin has been a Trustee of the Trust since 2015 and Chair of the Risk Committee since 2016. Ms. Carlin has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2015, and Chair of the Risk Committee of each Board since 2016. Ms. Carlin has served as a consultant since 2012 and formerly served as Managing Director and Global Head of Financial Holding Company Governance & Assurance and the Global Head of Operational Risk Management of Morgan Stanley from 2006 to 2012. In addition, Ms. Carlin served as Managing Director and Global Head of the Bank Operational Risk Oversight Department of Credit Suisse Group from 2003 to 2006. Prior to that, Ms. Carlin served as Managing Director and Deputy General Counsel of Morgan Stanley. Ms. Carlin has over 30 years of experience in the financial sector and has served in a number of legal, regulatory, and risk management positions. Ms. Carlin has served as a member of the Audit Committee and as a Director of The Hanover Insurance Group, Inc., each since 2016, and as Chair of the Audit Committee since 2020. Ms. Carlin served as a member of the Audit Committee from 2012 to 2018, Chair of the Nominating and Governance Committee from 2017 to 2018 and as an Independent Director on the Board of PHH Corporation from 2012 to 2018. She previously served as a Director on the Boards of Astoria Financial Corporation and Astoria Bank. Ms. Carlin was appointed by the United States Treasury to the Financial Services Sector Coordinating Council for Critical Infrastructure Protection and Homeland Security, where she served as Chairperson from 2010 to 2012 and Vice Chair and Chair of the Cyber Security Committee from 2009 to 2010. Ms. Carlin has a BA degree in political science from State University of New York at Stony Brook and a JD degree from Benjamin N. Cardozo School of Law.
Richard L. Fagnani has been a Trustee of the Trust since 2017 and Chair of the Audit Committee of the Trust since 2019. Mr. Fagnani has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2017, and Chair of the Audit Committee of each Board since 2019. Mr. Fagnani served as an Advisory Board Member of the Trust, iShares U.S. ETF Trust and iShares, Inc. from April 2017 to June 2017. Mr. Fagnani served as a Senior Audit Partner at KPMG LLP from 2002 to 2016, most recently as the U.S. asset management audit practice leader responsible for setting strategic direction and execution of the operating plan for the asset management audit practice. In addition, from 1977 to 2002, Mr. Fagnani served as an Audit Partner at Andersen LLP, where he developed and managed the asset management audit practice in the Philadelphia office. Mr. Fagnani served as a Trustee on the Board of the Walnut Street Theater in Philadelphia from 2009 to 2014 and as a member of the School of Business Advisory Board at LaSalle University from 2006 to 2014. Mr. Fagnani has also served as a Director of One Generation Away, a non-profit which works to bring healthy food directly to people in need, since 2021. Mr. Fagnani has a BS degree in Accounting from LaSalle University.
Laura F. Fergerson has been a Trustee of the Trust since 2024. Ms. Fergerson has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. From 2017 to 2024, Ms. Fergerson was the President of Franklin Templeton Services, LLC where she led the global fund administration division. Prior to that, she held various roles at Franklin Templeton since 1993, which included managing financial and regulatory reporting and global fund tax. Ms. Fergerson has been a Director, since 2019, of the Crocker Art Museum Association and was the President, from 2022 to 2023, of the Crocker Art Museum Foundation. Ms. Fergerson has a BA degree in Economics from the University of California, Berkeley and is a Certified Public Accountant (inactive) and a member of the American Institute of Certified Public Accountants.
Cecilia H. Herbert has been a Trustee of the Trust since 2005 and Chair of the Equity Plus and Nominating and Governance Committees of the Trust since 2022. Ms. Herbert has also served as a Director of iShares, Inc. since 2005, a Trustee of iShares U.S. ETF Trust since 2011, Chair of the Trust's Board from 2016 to 2021, and Chair of the Equity Plus and Nominating and Governance Committees of each Board since 2022. Ms. Herbert served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Previously, Ms. Herbert served as Trustee of the Montgomery Funds from 1992 to 2003, the Pacific Select Funds from 2004 to 2005, the Forward Funds from 2009 to 2018, the Salient Funds from 2015 to 2018 and the Thrivent Church Loan and Income Fund from 2019 to 2022. She has served as a member of the Finance, Audit and Quality Committees and Trustee of Stanford Health Care since 2016 and became Chair of the Finance Committee of Stanford Health Care in 2019. She has served as a Trustee of WNET, New York’s public media station, since 2011 and a Member of its Audit Committee since 2018. She was appointed to the Wyoming State Investment Funds Committee in 2022. She became a member of the Governing Council of the Independent Directors Council in 2018. She served as a Director of the Senior Center of Jackson Hole from 2020 to 2023 and of the Jackson Hole Center for the Arts since 2021. She was President of the Board of Catholic Charities CYO, the largest social services agency in the San Francisco Bay Area, from 2007 to 2011 and a member of that board from 1992 to 2013. From 1973 to 1990 she worked at J.P. Morgan/Morgan Guaranty Trust doing international corporate finance and corporate lending, retiring as Managing Director and Head of the West Coast Office. Ms. Herbert has been on numerous non-profit boards, chairing investment and finance committees. She holds a double major in economics and communications from Stanford University and an MBA from Harvard Business School.
James Lam has been a Trustee of the Trust since 2024. Mr. Lam has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2024. Mr. Lam has over 40 years of experience in corporate governance and risk management as a board director, management consultant, and chief risk officer. He has previously served as a director on public, private, and fund boards, including leadership roles as the chair of the risk, audit, and compliance committees. From 2012 to 2020, Mr. Lam was a Director of E*TRADE Financial and E*TRADE Bank, where he served as Risk Oversight Committee Chair and Audit Committee Member. Mr. Lam has been President of James Lam & Associates, Inc., a risk management consulting firm serving global clients across all major industry sectors, since 2002. Previously, Mr. Lam served as Founder and President of ERisk, a Partner of Oliver Wyman, and the Chief Risk Officer of Fidelity Investments. Mr. Lam has served as a Director of the FAIR Institute, a not-for-profit organization dedicated to advancing the discipline of cyber risk quantification, since 2020. Mr. Lam is the author of “Enterprise Risk Management” and “Implementing Enterprise Risk Management,” leading risk management books. He holds the NACD Directorship Certification and the NACD CERT Certificate in Cyber-Risk Oversight. Mr. Lam has been an adjunct professor at Carnegie Mellon University since 2018 and a member of the Zicklin School of Business Dean's Council of Baruch College since 2017. Mr. Lam has a BBA from Baruch College and an MBA from the University of California, Los Angeles.
Drew E. Lawton has been a Trustee of the Trust since 2017 and Chair of the 15(c) Committee of the Trust since 2017. Mr. Lawton has also served as a Director of iShares, Inc., a Trustee of iShares U.S. ETF Trust, and Chair of the 15(c) Committee of each Board since 2017. Mr. Lawton also served as an Advisory Board Member of the Trust, iShares, Inc. and iShares U.S. ETF Trust from 2016 to 2017. Mr. Lawton served as Director of Principal Funds, Inc., Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds from March 2016 to October 2016. Mr. Lawton has also served as a member of the Compensation and Finance and Risk Committees and Director of Jackson Financial Inc. since 2021. Mr. Lawton served in various capacities at New York Life Insurance Company from 2010 to 2015, most recently as a Senior Managing Director and Chief Executive Officer of New York Life Investment Management. From 2008 to 2010, Mr. Lawton was the President of Fridson Investment Advisors, LLC. Mr. Lawton previously held multiple roles at Fidelity Investments from 1997 to 2008. Mr. Lawton has been an Adjunct Professor at the University of North Texas since 2021. Mr. Lawton has a BA degree in Administrative Science from Yale University and an MBA from University of North Texas.
John E. Martinez has been a Trustee of the Trust since 2003 and Chair of the Securities Lending Committee of the Trust since 2019. Mr. Martinez has also served as a Director of iShares, Inc. since 2003, a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Securities Lending Committee of each Board since 2019. Mr. Martinez served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2010 to 2015. Mr. Martinez is a Director of Real Estate Equity Exchange, Inc., providing governance oversight and consulting services to this privately held firm that develops products and strategies for homeowners in managing the equity in their homes. From 2017 to 2020, Mr. Martinez served as a Board member for the Cloudera Foundation. Mr. Martinez previously served as Director of Barclays Global Investors (“BGI”) UK Holdings, where he provided governance oversight representing BGI’s shareholders (Barclays PLC, BGI management shareholders) through oversight of BGI’s worldwide activities. Mr. Martinez also previously served as Co-Chief Executive Officer of the Global Index and Markets Group of BGI, Chairman of Barclays Global Investor Services and Chief Executive Officer of the Capital Markets Group of BGI. From 2003 to 2012, he was a Director and Executive Committee Member for Larkin Street Youth Services. He now serves on the Larkin Street Honorary Board. From 2012 to 2016, Mr. Martinez served as a Director for Reading Partners. Mr. Martinez has an AB degree in economics from The University of California, Berkeley and holds an MBA degree in finance and statistics from The University of Chicago Booth School of Business.
Madhav V. Rajan has been a Trustee of the Trust since 2011 and Chair of the Fixed Income Plus Committee of the Trust since 2019. Mr. Rajan has also served as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust since 2011, and Chair of the Fixed Income Plus Committee of each Board since 2019. Mr. Rajan served as a Director of iShares MSCI Russia Capped ETF, Inc. from 2011 to 2015. Mr. Rajan is the Dean and George Pratt Shultz Professor of Accounting at the University of Chicago Booth School of Business and also serves as Chair of the Board for the Center for Research in Security Prices, LLC, an affiliate of the University of Chicago Booth School of Business, since 2020. He has served on the Advisory Board of C.M. Capital Corporation since 2016 and as a Director of C.M. Capital Corporation since 2020. Mr. Rajan has served as a director of WellBe Senior Medical since 2023. From 2001 to 2017, Mr. Rajan was the Robert K. Jaedicke Professor of Accounting at the Stanford University Graduate School of Business. In April 2017, he received the school’s Robert T. Davis Award for Lifetime

Achievement and Service. He has taught accounting for over 25 years to undergraduate, MBA and law students, as well as to senior executives. From 2010 to 2016, Mr. Rajan served as the Senior Associate Dean for Academic Affairs and head of the MBA Program at the Stanford University Graduate School of Business. Mr. Rajan served as editor of “The Accounting Review” from 2002 to 2008 and is co-author of “Cost Accounting: A Managerial Emphasis,” a leading cost accounting textbook. From 2013 to 2018, Mr. Rajan served on the Board of Directors of Cavium Inc., a semiconductor company. Mr. Rajan holds MS and PhD degrees in Accounting from Carnegie Mellon University.
Board – Leadership Structure and Oversight Responsibilities
Overall responsibility for oversight of the Fund rests with the Board. The Board has engaged BFA to manage the Fund on a day-to-day basis. The Board is responsible for overseeing BFA and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s charter. The Board is currently composed of eleven members, nine of whom are Independent Trustees. The Board currently conducts regular in person meetings four times a year. In addition, the Board frequently holds special in person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees meet regularly outside the presence of management, in executive session or with other service providers to the Trust.
The Board has appointed an Independent Trustee to serve in the role of Board Chair. The Board Chair’s role is to preside at all meetings of the Board and to act as a liaison with service providers, officers, attorneys, and other Trustees generally between meetings. The Board Chair may also perform such other functions as may be delegated by the Board from time to time. The Board has established seven standing Committees: a Nominating and Governance Committee, an Audit Committee, a 15(c) Committee, a Securities Lending Committee, a Risk Committee, an Equity Plus Committee and a Fixed Income Plus Committee to assist the Board in the oversight and direction of the business and affairs of the Fund, and from time to time the Board may establish ad hoc committees or informal working groups to review and address the policies and practices of the Fund with respect to certain specified matters. The Chair of each standing Committee is an Independent Trustee. The role of the Chair of each Committee is to preside at all meetings of the Committee and to act as a liaison with service providers, officers, attorneys and other Trustees between meetings. Each standing Committee meets regularly to conduct the oversight functions delegated to the Committee by the Board and reports its finding to the Board. The Board and each standing Committee conduct annual assessments of their oversight function and structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise independent judgment over management and it allocates areas of responsibility among committees of Independent Trustees and the full Board to enhance effective oversight.
Day-to-day risk management with respect to the Fund is the responsibility of BFA or other service providers (depending on the nature of the risk), subject to the supervision of BFA. The Fund is subject to a number of risks, including investment, compliance, operational, reputational, counterparty and valuation risks, among others. While there are a number of risk management functions performed by BFA and other service providers, as applicable, it is not possible to identify and eliminate all of the risks applicable to the Fund. The Trustees have an oversight role in this area, satisfying themselves that risk management processes and controls are in place and operating effectively. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. In some cases, risk management issues are specifically addressed in presentations and discussions. For example, BFA has an independent dedicated Risk and Quantitative Analysis Group (“RQA”) that assists BFA in managing fiduciary and corporate risks, including investment, operational, counterparty credit and enterprise risk. Representatives of RQA meet with the Board to discuss their analysis and methodologies, as well as specific risk topics such as operational and counterparty risks relating to the Fund. The Board, directly or through a committee, also reviews reports from, among others, management and the independent registered public accounting firm for the Trust, as appropriate, regarding risks faced by the Fund and management’s risk functions. The Board has appointed a Chief Compliance Officer who oversees the implementation and testing of the Trust's compliance program, including assessments by independent third parties, and reports to the Board regarding compliance matters for the Trust and its principal service providers. In testing and maintaining the compliance program, the Chief Compliance Officer (and his or her delegates) assesses key compliance risks affecting the Fund, and addresses them in periodic reports to the Board. In addition, the Audit Committee meets with both the Fund's independent registered public accounting firm and BFA’s internal audit group to review risk controls in place that support the Fund as well as test results. Board oversight of risk is also performed as needed between meetings through communications between BFA and the Board. The Independent Trustees have engaged independent legal counsel to assist them in performing their oversight responsibilities. From time to time, the Board may modify the manner in which it conducts risk oversight. The Board’s oversight role does not make it a guarantor of the Fund's investment performance or other activities.
Committees of the Board of Trustees.  The members of the Audit Committee are Richard L. Fagnani (Chair), Laura F. Fergerson, Cecilia H. Herbert and Madhav V. Rajan, each of whom is an Independent Trustee. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); (iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls, compliance controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the fiscal year ended August 31,2023.
The members of the Nominating and Governance Committee are Cecilia H. Herbert (Chair), Laura F. Fergerson, Drew E. Lawton and Madhav V. Rajan, each of whom is an Independent Trustee. The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board and recommends appointments to the Advisory Board. The Nominating and Governance Committee functions include, but are not limited to, the following: (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Board Chair; (v) periodic review of the Board's retirement policy; and (vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Board Chair and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nominations recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee met three times during the fiscal year ended August 31, 2023.
Each Independent Trustee serves on the 15(c) Committee. The Chair of the 15(c) Committee is Drew E. Lawton. The principal responsibilities of the 15(c) Committee are to support, oversee and organize on behalf of the Board the process for the annual review and renewal of the Trust's advisory and sub-advisory agreements. These responsibilities include: (i) meeting with BlackRock, Inc. in advance of the Board meeting at which the Trust's advisory and sub-advisory agreements are to be considered to discuss generally the process for providing requested information to the Board and the format in which information will be provided; and (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to evaluate the investment advisory and sub-advisory agreements of the Trust. The 15(c) Committee met two times during the fiscal year ended August 31, 2023.
The members of the Securities Lending Committee are John E. Martinez (Chair), Jane D. Carlin, James C. Lam and Drew E. Lawton, each of whom is an Independent Trustee. The principal responsibilities of the Securities Lending Committee are to support, oversee and organize on behalf of the Board the process for oversight of the Trust's securities lending activities. These responsibilities include: (i) requesting that certain information be provided to the Committee for its review and consideration prior to such information being provided to the Board; (ii) considering and discussing with BlackRock, Inc. such other matters and information as may be necessary and appropriate for the Board to oversee the Trust's securities lending activities and make required findings and approvals; and (iii) providing a recommendation to the Board regarding the annual approval of the Trust's Securities Lending Guidelines and the required findings with respect to, and annual approval of, the Trust's agreement with the securities lending agent. The Securities Lending Committee met five times during the fiscal year ended August 31, 2023.
The members of the Equity Plus Committee are Cecilia H. Herbert (Chair), James C. Lam, Drew E. Lawton and John E. Martinez, each of whom is an Independent Trustee. The principal responsibilities of the Equity Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for equity funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii)

considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Equity Plus Committee met four times during the fiscal year ended August 31, 2023.
The members of the Fixed Income Plus Committee are Madhav V. Rajan (Chair), Jane D. Carlin, Richard L. Fagnani and Laura F. Fergerson, each of whom is an Independent Trustee. The principal responsibilities of the Fixed Income Plus Committee are to support, oversee and organize on behalf of the Board the process for oversight of Trust performance and related matters for fixed-income or multi-asset funds. These responsibilities include: (i) reviewing quarterly reports regarding Trust performance, secondary market trading and changes in net assets to identify any matters that should be brought to the attention of the Board; and (ii) considering any performance or investment related matters as may be delegated to the Committee by the Board from time to time and providing a report or recommendation to the Board as appropriate. The Fixed Income Plus Committee met four times during the fiscal year ended August 31, 2023.
The members of the Risk Committee are Jane D. Carlin (Chair), Richard L. Fagnani, James C. Lam and John E. Martinez, each of whom is an Independent Trustee. The principal responsibility of the Risk Committee is to consider and organize on behalf of the Board risk related matters of the Fund so the Board may most effectively structure itself to oversee them. The Risk Committee commenced on January 1, 2016. The Risk Committee met six times during the fiscal year ended August 31, 2023.
As the Chair of the Board, John E. Kerrigan may serve as an ex-officio member of each Committee.
The following table sets forth, as of December 31, 2022, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a fund is not listed below, the Trustee did not own any securities in that fund as of the date indicated above:
Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Robert S. Kapito	None	None	None

Salim Ramji	iShares Broad USD Investment Grade Corporate Bond ETF	Over $100,000	Over $100,000
	iShares Commodity Curve Carry Strategy ETF	$50,001-$100,000
	iShares Core Aggressive Allocation ETF	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000
	iShares Core MSCI Emerging Markets ETF	Over $100,000
	iShares Core MSCI Total International Stock ETF	$1-$10,000
	iShares Core S&P 500 ETF	$1-$10,000
	iShares Core S&P Mid-Cap ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	$1-$10,000
	iShares Expanded Tech Sector ETF	$1-$10,000
	iShares Expanded Tech-Software Sector ETF	$1-$10,000
	iShares Global Clean Energy ETF	$1-$10,000
	iShares GSCI Commodity Dynamic Roll Strategy ETF	$50,001-$100,000

Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares High Yield Corporate Bond Buywrite Strategy ETF	$10,001-$50,000
	iShares Investment Grade Corporate Bond Buywrite Strategy ETF	$10,001-$50,000
	iShares MSCI Emerging Markets Min Vol Factor ETF	$10,001-$50,000
	iShares Robotics and Artificial Intelligence Multisector ETF	$1-$10,000
	iShares TIPS Bond ETF	$10,001-$50,000

John E. Kerrigan	iShares Core S&P 500 ETF	Over $100,000	Over $100,000
	iShares Core S&P Small-Cap ETF	$10,001-$50,000
	iShares ESG Advanced MSCI EAFE ETF	$1-$10,000
	iShares ESG Advanced MSCI USA ETF	$1-$10,000
	iShares ESG Aware MSCI EAFE ETF	$10,001-$50,000
	iShares ESG Aware MSCI EM ETF	$1-$10,000
	iShares ESG Aware MSCI USA ETF	Over $100,000
	iShares ESG Aware MSCI USA Small-Cap ETF	$1-$10,000
	iShares Exponential Technologies ETF	Over $100,000
	iShares Genomics Immunology and Healthcare ETF	$10,001-$50,000
	iShares Global Clean Energy ETF	Over $100,000
	iShares Global Infrastructure ETF	Over $100,000
	iShares GSCI Commodity Dynamic Roll Strategy ETF	$1-$10,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI EAFE Growth ETF	$10,001-$50,000
	iShares MSCI EAFE Value ETF	$50,001-$100,000
	iShares MSCI Emerging Markets Min Vol Factor ETF	$10,001-$50,000
	iShares MSCI KLD 400 Social ETF	$10,001-$50,000
	iShares MSCI USA ESG Select ETF	$1-$10,000
	iShares MSCI USA Min Vol Factor ETF	$10,001-$50,000
	iShares MSCI USA Momentum Factor ETF	$10,001-$50,000
	iShares U.S. Energy ETF	$1-$10,000
	iShares U.S. Infrastructure ETF	$1-$10,000
	iShares U.S. Technology ETF	$10,001-$50,000

Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Jane D. Carlin	iShares Core MSCI EAFE ETF	Over $100,000	Over $100,000
	iShares Core MSCI Emerging Markets ETF	$50,001-$100,000
	iShares Core S&P Mid-Cap ETF	$10,001-$50,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Global Clean Energy ETF	$10,001-$50,000
	iShares MSCI ACWI ex U.S. ETF	Over $100,000
	iShares MSCI Global Metals & Mining Producers ETF	$10,001-$50,000
	iShares Select Dividend ETF	$50,001-$100,000

Richard L. Fagnani	iShares Core Dividend Growth ETF	$50,001-$100,000	Over $100,000
	iShares Core MSCI EAFE ETF	$50,001-$100,000
	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	$50,001-$100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	$50,001-$100,000
	iShares Core S&P U.S. Growth ETF	$50,001-$100,000
	iShares Morningstar Growth ETF	Over $100,000
	iShares Morningstar Mid-Cap Value ETF	$10,001-$50,000
	iShares MSCI Intl Value Factor ETF	$10,001-$50,000

Cecilia H. Herbert	iShares California Muni Bond ETF	Over $100,000	Over $100,000
	iShares Core Dividend Growth ETF	$50,001-$100,000
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P U.S. Growth ETF	Over $100,000
	iShares Core S&P U.S. Value ETF	Over $100,000
	iShares iBoxx $ High Yield Corporate Bond ETF	$10,001-$50,000
	iShares MSCI USA Value Factor ETF	Over $100,000
	iShares National Muni Bond ETF	$10,001-$50,000
	iShares Preferred and Income Securities ETF	$1-$10,000

Drew E. Lawton	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$50,001-$100,000	Over $100,000
	iShares Biotechnology ETF	Over $100,000
	iShares Core Dividend Growth ETF	Over $100,000

Name	Fund	Dollar Range of Equity Securities in Named Fund	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	iShares Core MSCI Total International Stock ETF	$10,001-$50,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Expanded Tech Sector ETF	$50,001-$100,000
	iShares Exponential Technologies ETF	Over $100,000
	iShares Global Financials ETF	$10,001-$50,000
	iShares iBonds Dec 2023 Term Treasury ETF	Over $100,000
	iShares U.S. Financial Services ETF	$10,001-$50,000
	iShares U.S. Financials ETF	$10,001-$50,000
	iShares U.S. Healthcare ETF	Over $100,000

John E. Martinez	iShares 1-5 Year Investment Grade Corporate Bond ETF	Over $100,000	Over $100,000
	iShares Core MSCI International Developed Markets ETF	$10,001-$50,000
	iShares Core S&P 500 ETF	Over $100,000
	iShares Core S&P Small-Cap ETF	Over $100,000
	iShares Core S&P Total U.S. Stock Market ETF	Over $100,000
	iShares Global Consumer Staples ETF	Over $100,000
	iShares Russell 1000 ETF	Over $100,000
	iShares Russell 1000 Value ETF	Over $100,000
	iShares Russell 2000 ETF	Over $100,000

Madhav V. Rajan	iShares Core MSCI International Developed Markets ETF	Over $100,000	Over $100,000
	iShares Core S&P 500 ETF	Over $100,000
As of December 31, 2022, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of BFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BFA or the Distributor.
Remuneration of Trustees and Advisory Board Members.  Effective January 1, 2023, each current Independent Trustee is paid an annual retainer of $440,000 for his or her services as a Board member to the BlackRock-advised Funds in the Exchange-Traded Fund Complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. The annual retainer for services as an Advisory Board Member is the same as the annual retainer for services as a Board member.  The Independent Chair of the Board is paid an additional annual retainer of $125,000. The Chair of each of the Equity Plus Committee, Fixed Income Plus Committee, Securities Lending Committee, Nominating and Governance Committee and 15(c) Committee is paid an additional annual retainer of $30,000. The Chair of each of the Audit Committee and Risk Committee is paid an additional annual retainer of $45,000. Each Independent Trustee that served as a director of subsidiaries of the Exchange-Traded Fund Complex is paid an additional annual retainer of $10,000 (plus an additional $1,765 paid annually to compensate for taxes due in the Republic of Mauritius in connection with such Trustee’s service on the boards of certain Mauritius-based subsidiaries).

The table below sets forth the compensation earned by each Independent Trustee and Interested Trustee for services to the Fund for the fiscal year ended August 31, 2023 and the aggregate compensation paid to them for services to the Exchange-Traded Fund Complex for the calendar year ended December 31, 2022.
Name	iShares MSCI Emerging Markets Value Factor ETF	Pension or Retirement Benefits Accrued As Part of Trust Expenses[4]	Estimated Annual Benefits Upon Retirement[4]	Total Compensation From the Fund and Fund Complex[5]
Independent Trustees:

Jane D. Carlin	$0	Not Applicable	Not Applicable	$465,000
Richard L. Fagnani	0	Not Applicable	Not Applicable	476,764
Laura F. Fergerson[1]	Not Applicable	Not Applicable	Not Applicable	0
Cecilia H. Herbert	0	Not Applicable	Not Applicable	475,000
John E. Kerrigan	0	Not Applicable	Not Applicable	505,000
James Lam[1]	Not Applicable	Not Applicable	Not Applicable	0
Drew E. Lawton	0	Not Applicable	Not Applicable	461,764
John E. Martinez	0	Not Applicable	Not Applicable	450,000
Madhav V. Rajan	0	Not Applicable	Not Applicable	450,000

Interested Trustees:

Robert S. Kapito	$0	Not Applicable	Not Applicable	$0
Stephen Cohen[2]	0	Not Applicable	Not Applicable	0
Salim Ramji[3]	0	Not Applicable	Not Applicable	0

1
Appointed to serve as an Independent Trustee effective April 8, 2024
2
Appointed to serve as an interested Trustee effective March 5, 2024.
3
Served as an Interested Trustee through January 31, 2024.
4
No Trustee or officer is entitled to any pension or retirement benefits from the Trust.
5
Also includes compensation for service on the Board of Trustees of iShares U.S. ETF Trust and the Board of Directors of iShares, Inc.
Control Persons and Principal Holders of Securities.  Ownership information is not provided for the Fund, as it has not commenced operations as of the date of this SAI.
Conflicts of Interest.  Certain activities of BFA, BlackRock, Inc. and the other subsidiaries of BlackRock, Inc. (collectively referred to in this section as “BlackRock”) and their respective directors, officers and employees, with respect to the Fund and/or other accounts managed by BlackRock, may give rise to actual or perceived conflicts of interest such as those described below.
BlackRock is one of the world's largest asset management firms. BlackRock, its subsidiaries and their respective directors, officers and employees, including the business units or entities and personnel who may be involved in the investment activities and business operations of the Fund, are engaged worldwide in businesses, including managing equities, fixed-income securities, cash and alternative investments, and have interests other than that of managing the Fund. These are considerations of which investors in the Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These businesses and interests include potential multiple advisory, financial and other relationships with, or interests in, companies and interests in securities or other instruments that may be purchased or sold by the Fund.
BlackRock has proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of the Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. BlackRock is also a major participant in the global currency, equities, swap and fixed-income markets, in each case, for the accounts of clients and, in some cases, on a proprietary basis. As such, BlackRock is or may be actively engaged in transactions in the same securities, currencies, and instruments in which the Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which the Fund invests, which could have an adverse impact on the Fund's performance. Such transactions, particularly in respect of most proprietary accounts or client accounts, will be executed independently of the Fund's transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund.
When BlackRock seeks to purchase or sell the same assets for managed accounts, including the Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in its good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for the Fund. In addition, transactions in investments by one or more other accounts managed by BlackRock may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund, particularly, but not limited to, with respect to small-capitalization, emerging market or less liquid strategies. This may occur with respect to BlackRock-advised accounts when investment decisions regarding the Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for the Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause the Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.
Conflicts may also arise because portfolio decisions regarding the Fund may benefit other accounts managed by BlackRock. For example, the sale of a long position or establishment of a short position by the Fund may impair the price of the same security sold short by (and therefore benefit) BlackRock or its other accounts or funds, and the purchase of a security or covering of a short position in a security by the Fund may increase the price of the same security held by (and therefore benefit) BlackRock or its other accounts or funds. In addition, to the extent permitted by applicable law, the Fund may invest its assets in other funds advised by BlackRock, including funds that are managed by one or more of the same portfolio managers, which could result in conflicts of interest relating to asset allocation, timing of Fund purchases and sales, and increased remuneration and profitability for BlackRock, and/or its personnel, including portfolio managers.
In certain circumstances, BlackRock, on behalf of the Fund, may seek to buy from or sell securities to another fund or account advised by BlackRock. BlackRock may (but is not required to) effect purchases and sales between BlackRock clients (“cross trades”), including the Fund, if BlackRock believes such transactions are appropriate based on each party's investment objectives and guidelines, subject to applicable law and regulation. There may be potential conflicts of interest or regulatory issues relating to these transactions which could limit BlackRock’s decision to engage in these transactions for the Fund. BlackRock may have a potentially conflicting division of loyalties and responsibilities to the parties in such transactions. On any occasion when the Fund participates in a cross trade, BlackRock will comply with procedures adopted under applicable rules and SEC guidance.
BlackRock and its clients may pursue or enforce rights with respect to an issuer in which the Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund's investments may be negatively impacted by the activities of BlackRock or its clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.
The results of the Fund’s investment activities may differ significantly from the results achieved by BlackRock for its proprietary accounts or other accounts (including investment companies or collective investment vehicles) which it manages or advises. It is possible that one or more accounts managed or advised by BlackRock and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by the Fund. Moreover, it is possible that the Fund will sustain losses during periods in which one or more proprietary or other accounts managed or advised by BlackRock achieve significant profits. The opposite result is also possible.
From time to time, the Fund may be restricted from purchasing or selling securities, or from engaging in other investment activities because of regulatory, legal or contractual requirements applicable to BlackRock or other accounts managed or advised by BlackRock, and/or the internal policies of BlackRock designed to comply with such requirements. As a result, there may be periods, for example, when BlackRock will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which BlackRock is performing services or when position limits have been reached. For example, the investment activities of BlackRock for its proprietary accounts and accounts under its management may limit the investment opportunities for the Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.
In connection with its management of the Fund, BlackRock may have access to certain fundamental analysis and proprietary technical models developed by BlackRock. BlackRock will not be under any obligation, however, to effect transactions on behalf of the Fund in accordance with such analysis and models. In addition, BlackRock will not have any obligation to make available any information regarding its proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund and it is not anticipated that BlackRock will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock, or the activities or strategies used for accounts managed by BlackRock or other client accounts could conflict with the transactions and strategies employed by BlackRock in managing the Fund.
The Fund may be included in investment models developed by BlackRock for use by clients and financial advisors. To the extent clients invest in these investment models and increase the assets under management of the Fund, the investment management fee amounts paid by the Fund to BlackRock may also increase. The price, availability and liquidity of the Fund may be impacted by purchases and sales of the Fund by model-driven investment portfolios, as well as by BlackRock itself and by its advisory clients.
In addition, certain principals and certain employees of the Fund’s investment adviser are also principals or employees of other business units or entities within BlackRock. As a result, these principals and employees may have obligations to such other business units or entities or their clients and such obligations to other business units or entities or their clients may be a consideration of which investors in the Fund should be aware.
BlackRock may enter into transactions and invest in securities, instruments and currencies on behalf of the Fund in which clients of BlackRock or, to the extent permitted by the SEC and applicable law, BlackRock serves as the counterparty, principal or issuer. In such cases, such party's interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by the Fund may enhance the profitability of BlackRock.
BlackRock may also create, write or issue derivatives for clients based on the underlying securities, currencies or instruments in which the Fund may invest or on the performance of the Fund. An entity in which BlackRock has a significant minority interest will create, write or issue options which may be based on the performance of certain Funds. BlackRock has the right to receive a portion of the gross revenue earned by such entity. Options writing by such entity on the Fund could potentially lead to increased purchase activity with respect to the Fund and increased assets under management for BlackRock.
BlackRock has entered into an arrangement with Markit Indices Limited, the index provider for underlying fixed-income indexes used by certain iShares funds, related to derivative fixed-income products that are based on such iShares funds. BlackRock may receive certain payments for licensing intellectual property belonging to BlackRock and for facilitating the provision of data in connection with such derivative products, which may include payments based on the trading volumes of, or revenues generated by, the derivative products. However, BlackRock will not receive any such payments on those derivative products utilized by the Fund or other BlackRock funds or accounts. Other funds and accounts managed by BlackRock may from time to time transact in such derivative products, which could contribute to the viability or success of such derivative products by making them more appealing to funds and accounts managed by third parties, and in turn lead to increased payments to BlackRock. Trading activity in such derivative products could also potentially lead to increased purchase activity with respect to these iShares funds and increased assets under management for BlackRock.
The Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by BlackRock and may also enter into transactions with other clients of BlackRock where such other clients have interests adverse to those of the Fund.
At times, these activities may cause business units or entities within BlackRock to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent such transactions are permitted, the Fund will deal with BlackRock on an arm’s-length basis.
To the extent authorized by applicable law, BlackRock may act as broker, dealer, agent, lender or adviser or in other commercial capacities for the Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by BlackRock will be in its view commercially reasonable, although BlackRock, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to BlackRock and such sales personnel, which may have an adverse effect on the Fund. Index based funds may use an index provider that is affiliated with another service provider of the Fund or BlackRock that acts as a broker, dealer, agent, lender or in other commercial capacities for the Fund or BlackRock.
Subject to applicable law, BlackRock (and its personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Fund as broker, dealer, agent, lender, adviser or in other commercial capacities. No accounting to the Fund or its shareholders will be required, and no fees or other compensation payable by the Fund or its shareholders will be reduced by reason of receipt by BlackRock of any such fees or other amounts.
When BlackRock acts as broker, dealer, agent, adviser or in other commercial capacities in relation to the Fund, BlackRock may take commercial steps in its own interests, which may have an adverse effect on the Fund. The Fund will be required to establish business relationships with its counterparties based on the Fund's own credit standing. BlackRock will not have any obligation to allow its credit to be used in connection with the Fund's establishment of its business relationships, nor is it expected that the Fund's counterparties will rely on the credit of BlackRock in evaluating the Fund's creditworthiness.
BTC, an affiliate of BFA pursuant to SEC exemptive relief, acts as securities lending agent to, and receives a share of securities lending revenues from, the Fund. BlackRock will also receive compensation for managing the reinvestment of the cash collateral from securities lending. There are potential conflicts of interests in managing a securities lending program, including but not limited to: (i) BlackRock as securities lending agent may have an incentive to, among other things, increase or decrease the amount of securities on loan or to lend particular securities in order to generate additional risk-adjusted revenue for BlackRock and its affiliates; and (ii) BlackRock as securities lending agent may have an incentive to allocate loans to clients that would provide more revenue to BlackRock. As described further below, BlackRock seeks to mitigate this conflict by providing its securities lending clients with equal lending opportunities over time in order to approximate pro rata allocation.
As part of its securities lending program, BlackRock indemnifies the Fund and certain other clients and/or funds against a shortfall in collateral in the event of borrower default. On a regular basis, BlackRock calculates the potential dollar exposure of collateral shortfall resulting from a borrower default (“shortfall risk”) in the securities lending program. BlackRock establishes program-wide borrower limits (“credit limits”) to actively manage borrower-specific credit exposure. BlackRock oversees the risk model that calculates projected collateral shortfall values using loan-level factors such as loan and collateral type and market value as well as specific borrower credit characteristics. When necessary, BlackRock may adjust securities lending program attributes by restricting eligible collateral or reducing borrower credit limits. As a result, the management of program-wide exposure as well as BlackRock-specific indemnification exposure may affect the amount of securities lending activity BlackRock may conduct at any given point in time by reducing the volume of lending opportunities for certain loans (including by asset type, collateral type and/or revenue profile).
BlackRock uses a predetermined systematic process in order to approximate pro rata allocation over time. In order to allocate a loan to a portfolio: (i) BlackRock as a whole must have sufficient lending capacity pursuant to the various program limits (i.e., indemnification exposure limit and borrower credit limits); (ii) the lending portfolio must hold the asset at the time a loan opportunity arrives; and (iii) the lending portfolio must also have enough inventory, either on its own or when aggregated with other portfolios into one single market delivery, to satisfy the loan request. In doing so, BlackRock seeks to provide equal lending opportunities for all portfolios, independent of whether BlackRock indemnifies the portfolio. Equal opportunities for lending portfolios does not guarantee equal outcomes. Specifically, short and long-term outcomes for individual clients may vary due to asset mix, asset/liability spreads on different securities, and the overall limits imposed by the firm.
BlackRock may decline to make a securities loan on behalf of the Fund, discontinue lending on behalf of the Fund or terminate a securities loan on behalf of the Fund for any reason, including but not limited to regulatory requirements and/or market rules, liquidity considerations, or credit considerations, which may impact Funds by reducing or eliminating the volume of lending opportunities for certain types of loans, loans in particular markets, loans of particular securities or types of securities, or for loans overall.
Purchases and sales of securities and other assets for the Fund may be bunched or aggregated with orders for other BlackRock client accounts, including with accounts that pay different transaction costs solely due to the fact that they have different research payment arrangements. BlackRock, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable or required, or in cases involving client direction.
Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.
Subject to applicable law, BlackRock may select brokers that furnish BlackRock, the Fund, other BlackRock client accounts or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in BlackRock's view, appropriate assistance to BlackRock in the investment decision-making process (including with respect to futures, fixed-price offerings and OTC transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; research-oriented software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Fund and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other BlackRock client accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other BlackRock client accounts. To the extent that BlackRock uses soft dollars, it will not have to pay for those products and services itself.
BlackRock does not currently enter into arrangements to use the Fund's assets for, or participate in, soft dollars, although BlackRock may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that BlackRock receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by BlackRock. BlackRock, unless prohibited by applicable law, may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services BlackRock believes are useful in its investment decision-making process. BlackRock may from time to time choose not to engage in the above described arrangements to varying degrees. BlackRock, unless prohibited by applicable law, may also enter into commission sharing arrangements under which BlackRock may execute transactions through a broker-dealer, and request that the broker-dealer allocate a portion of the commissions or commission credits to another firm that provides research to BlackRock. To the extent that BlackRock engages in commission sharing arrangements, many of the same conflicts related to traditional soft dollars may exist.
BlackRock may utilize certain electronic crossing networks (“ECNs”) (including, without limitation, ECNs in which BlackRock has an investment or other interest, to the extent permitted by applicable law) in executing client securities transactions for certain types of securities. These ECNs may charge fees for their services, including access fees and transaction fees. The transaction fees, which are similar to commissions or markups/markdowns, will generally be charged to clients and, like commissions and markups/markdowns, would generally be included in the cost of the securities purchased. Access fees may be paid by BlackRock even though incurred in connection with executing transactions on behalf of clients, including the Fund. In certain circumstances, ECNs may offer volume discounts that will reduce the access fees typically paid by BlackRock. BlackRock will only utilize ECNs consistent with its obligation to seek to obtain best execution in client transactions.
BlackRock owns a minority interest in, and is a member of, Members Exchange (“MEMX”), a newly created U.S. stock exchange. Transactions for the Fund may be executed on MEMX if third party brokers select MEMX as the appropriate venue for execution of orders placed by BlackRock traders on behalf of such Funds. In addition, transactions in Fund shares may be executed on MEMX if third party brokers select MEMX as the appropriate venue for the execution of such orders.
BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Fund, and to help ensure that such decisions are made in accordance with BlackRock's fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the Proxy Voting Policy section of this SAI.
It is also possible that, from time to time, BlackRock and/or its advisory clients (including other funds and separately managed accounts) may, subject to compliance with applicable law, purchase and hold shares of the Fund. Increasing the Fund’s assets may enhance liquidity, investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund's expense ratio. BlackRock reserves the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an Authorized Participant at any time some or all of the shares of the Fund acquired for its own accounts or the account of a BlackRock advisory client. A large sale or redemption of shares of the Fund by BlackRock itself or a BlackRock advisory client could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund's liquidity, investment flexibility, portfolio diversification, expense ratio or ability to comply with the listing requirements for the Fund.
It is possible that the Fund may invest in securities of, or engage in transactions with, companies in which BlackRock has significant debt or equity investments or other interests. The Fund may also invest in issuances (such as structured notes) by entities for which BlackRock provides and is compensated for cash management services relating to the proceeds from the sale of such issuances. In making investment decisions for the Fund, BlackRock is not permitted to obtain or use material non-public information acquired by any unit of BlackRock in the course of these activities. In addition, from time to time, the activities of BlackRock may limit the Fund's flexibility in purchases and sales of securities. As indicated below, BlackRock may engage in transactions with companies in which BlackRock-advised funds or other clients of BlackRock have an investment.
BlackRock, its personnel and other financial service providers may have interests in promoting sales of the Fund. With respect to BlackRock and its personnel, the remuneration and profitability relating to services to and sales of the Fund or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Fund or its shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock and such personnel resulting from transactions on behalf of or management of the Fund may be greater than the remuneration and profitability resulting from other funds or products.
Third parties, including service providers to BlackRock or the Fund, may sponsor events (including, but not limited to, marketing and promotional activities and presentations, educational training programs and conferences) for registered representatives, other professionals and individual investors. There is a potential conflict of interest as such sponsorships may defray the costs of such activities to BlackRock, and may provide an incentive to BlackRock to retain such third parties to provide services to the Fund.
BlackRock may provide valuation assistance to certain clients with respect to certain securities or other investments and the valuation recommendations made for such clients' accounts may differ from the valuations for the same securities or investments assigned by the Fund's pricing vendors, especially if such valuations are based on broker-dealer quotes or other data sources unavailable to the Fund's pricing vendors. While BlackRock will generally communicate its valuation information or determinations to the Fund's pricing vendors and/or fund accountants, there may be instances where the Fund's pricing vendors or fund accountants assign a different valuation to a security or other investment than the valuation for such security or investment determined or recommended by BlackRock.
As disclosed in more detail in the Determination of Net Asset Value section in this SAI, when market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value by BFA. BFA has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act and acts through BFA’s Rule 2a-5 Committee (the “2a-5 Committee”), with assistance from other BFA pricing committees and in accordance with BFA’s policies and procedures (the “Valuation Procedures”). When determining a “fair value price,” the 2a-5 Committee seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. While fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of an asset or liability. The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued by the 2a-5 Committee at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders and may affect the amount of revenue received by BFA with respect to services for which it receives an asset-based fee.
To the extent permitted by applicable law, the Fund may invest all or some of its short-term cash investments in any money market fund or similarly-managed private fund advised or managed by BlackRock. In connection with any such investments, the Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund or other similarly-managed private fund in which it invests, which may result in the Fund bearing some additional expenses.
BlackRock and its directors, officers and employees, may buy and sell securities or other investments for their own accounts and may have conflicts of interest with respect to investments made on behalf of the Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that the Fund will be adversely affected by this personal trading, the Fund, BFA and BlackRock have each adopted a code of ethics in compliance with Section 17(j) of the 1940 Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund's portfolio transactions. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of the Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
BlackRock will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may in accordance with rules or guidance adopted under the 1940 Act engage in transactions with another Fund or accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Fund and/or BlackRock by the SEC. These transactions would be effected in circumstances in which BlackRock determined that it would be appropriate for the Fund to purchase and another client of BlackRock to sell, or the Fund to sell and another client of BlackRock to purchase, the same security or instrument on the same day. From time to time, the activities of the Fund may be restricted because of regulatory requirements applicable to BlackRock and/or BlackRock's internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when BlackRock may not initiate or recommend certain types of transactions, or may otherwise restrict or limit its advice in certain securities or instruments issued by or related to companies for which BlackRock is performing advisory or other services or has proprietary positions. For example, when BlackRock is engaged to provide advisory or risk management services for a company, BlackRock may be prohibited from or limited in purchasing or selling securities of that company on behalf of the Fund, particularly where such services result in BlackRock obtaining material non-public information about the company (e.g., in connection with participation in a creditors’ committee). Similar situations could arise if personnel of BlackRock serve as directors of companies the securities of which the Fund wishes to purchase or sell. However, if permitted by applicable law, and where consistent with BlackRock’s policies and procedures (including the necessary implementation of appropriate information barriers), the Fund may purchase securities or instruments that are issued by such companies, are the subject of an advisory or risk management assignment by BlackRock, or where personnel of BlackRock are directors or officers of the issuer.
The investment activities of BlackRock for its proprietary accounts and for client accounts may also limit the investment strategies and rights of the Fund. For example, in certain circumstances where the Fund invests in securities issued by companies that operate in certain regulated industries or in certain emerging or international markets, or is subject to corporate or regulatory ownership restrictions, or invests in certain futures or other derivative transactions, there may be limits on the aggregate amount invested by BlackRock for their proprietary accounts and for client accounts (including the Fund) that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Fund or other client accounts to suffer disadvantages or business restrictions.
If certain aggregate ownership thresholds are reached either through the actions of BlackRock or the Fund or as a result of third-party transactions, the ability of BlackRock, on behalf of clients (including the Fund), to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, BlackRock, on behalf of its clients (including the Fund), may limit purchases, sell existing investments, or otherwise restrict, forgo or limit the exercise of rights (including transferring, outsourcing or limiting voting rights or forgoing the right to receive dividends) when BlackRock, in its sole discretion, deems it appropriate in light of potential regulatory or other restrictions on ownership or other consequences resulting from reaching investment thresholds.
In those circumstances where ownership thresholds or limitations must be observed, BlackRock seeks to allocate limited investment opportunities equitably among clients (including the Fund), taking into consideration benchmark weight and investment strategy. BlackRock has adopted certain controls designed to prevent the occurrence of a breach of any applicable ownership threshold or limits, including, for example, when ownership in certain securities nears an applicable threshold, BlackRock may remove such securities from the list of Deposit Securities to be delivered to the Fund in connection with purchases of Creation Units of such Fund and may limit purchases in such securities to the issuer's weighting in the applicable benchmark used by BlackRock to manage such Fund. If client (including Fund) holdings of an issuer exceed an applicable threshold and BlackRock is unable to obtain relief to enable the continued holding of such investments, it may be necessary to sell down these positions to meet the applicable limitations. In these cases, benchmark overweight positions will be sold prior to benchmark positions being reduced to meet applicable limitations.
In addition to the foregoing, other ownership thresholds may trigger reporting requirements to governmental and regulatory authorities, and such reports may entail the disclosure of the identity of a client or BlackRock’s intended strategy with respect to such security or asset.
BlackRock may not serve as an Authorized Participant in the creation and redemption of iShares ETFs.
BlackRock may maintain securities indices. To the extent permitted by applicable laws, the Fund may seek to license and use such indices as part of its investment strategy. Index based funds that seek to track the performance of securities indices also may use the name of the index or index provider in the fund name. Index providers, including BlackRock (to the extent permitted by applicable law), may be paid licensing fees for use of their index or index name. In instances where BlackRock charges a unitary management fee, BlackRock may have a financial incentive to use a BlackRock index that is less costly to BlackRock than a third party index. BlackRock may benefit from the Fund using BlackRock indices by creating increasing acceptance in the marketplace for such indices. BlackRock is not obligated to license its indices to the Fund and the Fund is under no obligation to use BlackRock indices. Any Fund that enters into a license for a BlackRock index cannot be assured that the terms of any index licensing agreement with BlackRock will be as favorable as those terms offered to other licensees.
BlackRock may enter into contractual arrangements with third-party service providers to the Fund (e.g., custodians, administrators and index providers) pursuant to which BlackRock receives fee discounts or concessions in recognition of BlackRock’s overall relationship with such service providers. BlackRock may also enter into contractual arrangements with such service providers pursuant to which BlackRock incurs additional costs if the service provider’s services are terminated with respect to the Fund. To the extent that BlackRock is responsible for paying service providers out of its fees that it receives from the Fund, the benefits of lower fees, including any fee discounts or concessions, or any additional savings, may accrue, in whole or in part, to BlackRock, which could result in conflicts of interest relating to the use or termination of service providers to the Fund. In addition, conflicts of interest may arise with respect to contractual arrangements with third-party service providers to the Fund, or the selection of such providers, particularly in circumstances where BlackRock is negotiating on behalf of both funds that have a unitary management fee and those that do not or different service providers have different fee structures.
Conflicts of interest may arise as a result of simultaneous investment management of multiple client accounts by the BlackRock’s investment professionals. For example, differences in the advisory fee structure may create the appearance of actual or potential conflicts of interest because such differences could create pecuniary incentives for BlackRock to favor one client account over another.
BlackRock owns or has an ownership interest in certain trading, portfolio management, operations and/or information systems used by Fund service providers. These systems are, or will be, used by the Fund service provider in connection with the provision of services to accounts managed by BlackRock and funds managed and sponsored by BlackRock, including the Fund, that engage the service provider (typically the custodian). The Fund’s service provider remunerates BlackRock for the use of the systems. The Fund service provider’s payments to BlackRock for the use of these systems may enhance the profitability of BlackRock.

BlackRock’s receipt of fees from a service provider in connection with the use of systems provided by BlackRock may create an incentive for BlackRock to recommend that the Fund enter into or renew an arrangement with the service provider.
In recognition of a BlackRock client’s overall relationship with BlackRock, BlackRock may offer special pricing arrangements for certain services provided by BlackRock. Any such special pricing arrangements will not apply to the client’s investment in the Fund.
Present and future activities of BlackRock (including BFA), its directors, officers and employees, in addition to those described in this section, may give rise to additional conflicts of interest.
Investment Advisory, Administrative and Distribution Services
Investment Adviser.  BFA serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and BFA. BFA is a California corporation indirectly owned by BlackRock, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the investment advisory agreement, BFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund’s assets. BFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.
Pursuant to the investment advisory agreement, BFA may, from time to time, in its sole discretion and to the extent permitted by applicable law, appoint one or more sub-advisers, including, without limitation, affiliates of BFA, to perform investment advisory or other services with respect to the Fund. In addition, BFA may delegate certain of its investment advisory functions under the investment advisory agreement to one or more of its affiliates to the extent permitted by applicable law. BFA may terminate any or all sub-advisers or such delegation arrangements in its sole discretion upon appropriate notice at any time to the extent permitted by applicable law.
BFA is responsible, under the investment advisory agreement, for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. BFA is not responsible for, and the Fund will bear, the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, and litigation expenses and any extraordinary expenses (as determined by a majority of the Independent Trustees).BFA may from time to time voluntarily waive and/or reimburse fees or expenses to reduce the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.
For its investment advisory services to the Fund, BFA is paid a management fee by the Fund, based on a percentage of the Fund’s average daily net assets, at an annual rate of 0.35%.
The investment advisory agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board members who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.
The investment advisory agreement with respect to the Fund is terminable without penalty, on 60 days’ notice, by the Board or by a vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The investment advisory agreement is also terminable upon 60 days’ notice by BFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).
Portfolio Managers.  As of August 31, 2023, the individuals named as Portfolio Managers in the Fund's Prospectus were also primarily responsible for the day-to-day management of other iShares funds and certain other types of portfolios and/or accounts as follows:

Jennifer Hsui
Types of Accounts	Number	Total Assets
Registered Investment Companies	333	$2,020,183,000,000
Other Pooled Investment Vehicles	1	4,461,000,000
Other Accounts	19	34,143,000,000

Greg Savage
Types of Accounts	Number	Total Assets
Registered Investment Companies	286	$1,906,774,000,000
Other Pooled Investment Vehicles	37	9,687,000,000
Other Accounts	54	4,289,000,000

Paul Whitehead
Types of Accounts	Number	Total Assets
Registered Investment Companies	341	$2,022,190,000,000
Other Pooled Investment Vehicles	337	1,014,501,000,000
Other Accounts	165	666,598,000,000
Pursuant to BFA’s policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply in the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the Fund, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than it would have if the Portfolio Managers and BFA and its affiliates did not manage other portfolios or accounts.
Like the Fund, the other portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BFA or its affiliates, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BFA or its affiliates a performance-based fee in lieu of, or in addition to, an asset-based fee for its advisory services. A portfolio or account with a performance-based fee would pay BFA or its affiliates a portion of that portfolio’s or account’s gains, or would pay BFA or its affiliates more for its services than would otherwise be the case if BFA or any of its affiliates meets or exceeds specified performance targets. Performance-based fee arrangements could present an incentive for BFA or its affiliates to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BFA and each of its affiliates have an obligation to allocate resources and opportunities equitably among portfolios and accounts and intend to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including performance-based fee arrangements, there is the potential for a conflict of interest, which may result in the Portfolio Managers favoring those portfolios or accounts with performance-based fee arrangements.
The tables below show, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above tables and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of August 31, 2023:

Jennifer Hsui
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Greg Savage
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	0	N/A

Paul Whitehead
Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets
Registered Investment Companies	0	N/A
Other Pooled Investment Vehicles	0	N/A
Other Accounts	1	$2,396,000,000
Portfolio Manager Compensation Overview
The discussion below describes the Portfolio Managers' compensation as of December 4, 2023.
BlackRock, Inc.'s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock, Inc.
Each portfolio manager receives base compensation based on their position with the firm, as well as retirement and other benefits offered to all BlackRock employees. Additionally, each portfolio manager receives discretionary incentive compensation, determined based on several components, including: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the performance of portfolios managed by the portfolio manager and the team relative to the portfolios’ investment objectives (which in the case of index ETFs would be how closely the ETF tracks its Underlying Index), and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. Discretionary incentive compensation is paid in cash up to a certain threshold with the remaining portion represented by deferred BlackRock, Inc. stock awards. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance.
As of December 4, 2023, the Portfolio Managers did not beneficially own shares of the Fund.
Codes of Ethics.  The Trust, BFA and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. The codes of ethics permit personnel subject to the codes of ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. Each code of ethics is available by contacting BlackRock at the telephone number on the back cover of the Fund’s Prospectus or by accessing the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov.
Anti-Money Laundering Requirements.  The Fund is subject to the USA PATRIOT Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from Authorized Participants to enable it to form a reasonable belief that it knows the true identity of its Authorized Participants. This information will be used to verify the identity of Authorized Participants or, in some cases, the status of financial professionals; it will be used only for compliance with the requirements of the Patriot Act.
The Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. The Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Administrator, Custodian and Transfer Agent.
State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Fund under the Master Services Agreement and related Service Schedule (the “Service Module”). State Street’s principal address is One Congress Street, Suite 1, Boston, MA 02114-2016. Pursuant to the Service Module for Fund Administration and Accounting Services with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to the Service Module for Custodial Services with the Trust, State Street maintains, in separate accounts, cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for the Fund. State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the U.S. Pursuant to the Service Module for Transfer Agency Services with the Trust, State Street acts as a transfer agent for the Fund’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BFA from its management fee.
JPMorgan serves as custodian for the Fund in connection with certain securities lending activities under a Custody Services Agreement. JPMorgan’s principal address is 383 Madison Avenue, 11th Floor, New York, NY 10179. Pursuant to the Custody Services Agreement with BTC and the Trust, JPMorgan provides custody and related services required to facilitate securities lending by the Fund. JPMorgan maintains custody as may be necessary to facilitate Fund securities lending activity in coordination with other funds, maintains custodial records and provides other services. As compensation for these services, JPMorgan receives certain fees and expenses paid by BTC from its compensation for its services as securities lending agent.
Distributor.  The Distributor's principal address is 50 Hudson Yards, New York, NY 10001. Shares are continuously offered for sale by the Fund through the Distributor or its agent only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Fund shares in amounts less than Creation Units are generally not distributed by the Distributor or its agent. The Distributor or its agent will arrange for the delivery of the Prospectus and, upon request, this SAI to persons purchasing Creation Units and will maintain records of both orders placed with it or its agents and confirmations of acceptance furnished by it or its agents. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended (the “1934 Act”), and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is also licensed as a broker-dealer in all 50 U.S. states, as well as in Puerto Rico, the U.S. Virgin Islands and the District of Columbia.
The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees, or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).
The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Units of Fund shares. Such Soliciting Dealers may also be Authorized Participants (as described below), Depository Trust Company (“DTC”) participants and/or investor services organizations.
BFA or its affiliates may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.
Securities Lending.  To the extent that the Fund engages in securities lending, the Fund conducts its securities lending pursuant to SEC exemptive relief, and BTC acts as securities lending agent for the Fund, subject to the overall supervision of BFA, pursuant to a written agreement (the “Securities Lending Agency Agreement”).
The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. As securities lending agent, BTC bears all operational costs directly related to securities lending, including custodial costs of JPMorgan. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA (the “collateral investment fees”); however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. Such money market fund shares will not be subject to a sales load, redemption fee, distribution fee or service fee.
Under the securities lending program, the Fund is categorized into one of several specific asset classes. The determination of the Fund’s asset class category (fixed-income, domestic equity, international equity or fund-of-funds), each of which may be subject to a different fee arrangement, is based on a methodology agreed to by the Trust and BTC.
Pursuant to the current Securities Lending Agency Agreement:
(i) international equity funds, such as the Fund, retain 82% of securities lending income (which excludes collateral investment fees), and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income (which includes, for this purpose, collateral investment fees) earned across the Exchange-Traded Fund Complex (as defined in the Management—Trustees and Officers section of this SAI) in a calendar year exceeds a specified threshold, each applicable international equity fund, pursuant to the current Securities Lending Agency Agreement, will receive for the remainder of that calendar year securities lending income as follows:
(i) 85% of securities lending income (which excludes collateral investment fees); and (ii) this amount can never be less than 70% of the sum of securities lending income plus collateral investment fees.
Because the Fund is newly launched, no services have been provided by BTC as the Fund’s securities lending agent, and the Fund had no income and fees/compensation related to securities lending activities for the fiscal year ended August 31, 2023.
Payments by BFA and its Affiliates.  BFA and/or its affiliates (“BFA Entities”) may pay certain broker-dealers, registered investment advisers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to the Fund, other iShares funds or exchange-traded products in general. BFA Entities make these payments from their own assets and not from the assets of the Fund. Although a portion of BFA Entities’ revenue comes directly or indirectly in part from fees paid by the Fund, other iShares funds (including, if applicable, any underlying iShares funds held by a Fund) or exchange-traded products, these payments do not increase the price paid by investors for the purchase of shares of, or the cost of owning, the Fund, other iShares funds or exchange-traded products. BFA Entities make payments for Intermediaries’ participation in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about exchange-traded products, including the Fund and other iShares funds, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). BFA Entities also make payments to Intermediaries for certain printing, publishing and mailing costs or materials relating to the Fund, other iShares funds or exchange-traded products (“Publishing Costs”). In addition, BFA Entities make payments to Intermediaries that make shares of the Fund, other iShares funds or exchange-traded products available to their clients, in some cases at a waived or reduced commission rate or ticket charge, develop new products that feature iShares, create educational content about the Fund, other iShares funds or exchange-traded products that is featured on an Intermediary’s platform, or otherwise promote the Fund, other iShares funds and exchange-traded products. BFA Entities may also reimburse expenses or make payments from their own assets to Intermediaries or other persons in consideration of services or other activities that the BFA Entities believe may benefit the iShares business or facilitate investment in the Fund, other iShares funds or exchange-traded products. Payments of the type described above are sometimes referred to as revenue-sharing payments.
Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your salesperson or other investment professional may also be significant for your salesperson or other investment professional. Because an Intermediary may make decisions about which investment options it will recommend or make available to its clients, what services to provide for various products, or what marketing content to make available to its clients based on payments it receives or is eligible to receive, such payments may create conflicts of interest between the Intermediary and its clients. These financial incentives may cause the Intermediary to recommend the Fund, other iShares funds or exchange-traded products, or otherwise promote the Fund, other iShares funds or exchange-traded products over other investments. The same conflicts of interest and financial incentives exist with respect to your salesperson or other investment professional if he or she receives similar payments from his or her Intermediary firm.

In addition to the payments described above, BFA Entities have developed proprietary tools, calculators and related interactive or digital content that is made available through the www.BlackRock.com website at no additional cost to Intermediaries. BlackRock may configure these tools and calculators and localize the content for Intermediaries as part of its customary digital marketing support and promotion of the Fund, other iShares funds, exchange-traded products and BlackRock mutual funds.
As of March 1, 2013, BFA Entities have contractual arrangements to make payments (in addition to payments for Education Costs or Publishing Costs) to one Intermediary, Fidelity Brokerage Services LLC (“FBS”). Effective June 4, 2016, this relationship was expanded to include National Financial Services, LLC (“NFS”), an affiliate of FBS. Pursuant to this special, long-term and significant arrangement (the “Marketing Program”), FBS, NFS and certain of their affiliates (collectively “Fidelity”) have agreed, among other things, to actively promote iShares funds to customers, investment professionals and other intermediaries and in advertising campaigns as the preferred exchange-traded product, to offer certain iShares funds in certain Fidelity platforms and investment programs, in some cases at a waived or reduced commission rate or ticket charge, and to provide marketing data to BFA Entities. BFA Entities have agreed to facilitate the Marketing Program by, among other things, making certain payments to FBS and NFS for marketing and implementing certain brokerage and investment programs. Upon termination of the arrangement, the BFA Entities will make additional payments to FBS and/or NFS based upon a number of criteria, including the overall success of the Marketing Program and the level of services provided by FBS and NFS during the wind-down period.
In addition, BFA Entities may enter into other contractual arrangements with Intermediaries and certain other third parties that the BFA Entities believe may benefit the iShares business or facilitate investment in iShares funds. Such agreements may include payments by BFA Entities to such Intermediaries and third parties for data collection and provision, technology support, platform enhancement, or educational content, co-marketing and cross-promotional efforts. Payments made pursuant to such arrangements may vary in any year and may be different for different Intermediaries and third parties. In certain cases, the payments to Intermediaries are subject to certain minimum payment levels or tiered payments. As of the date of this SAI, the Intermediaries and other third parties receiving one or more types of the contractual payments described above include (in addition to FBS and NFS): Advisor Credit Exchange, Avantax Investment Services, Inc., BNY Mellon Capital Markets, LLC, BNY Mellon Performance & Risk Analytics, LLC, Charles Schwab & Co., Inc., Clearstream Fund Centre AG, Commonwealth Equity Services, LLC, Dorsey Wright and Associates, LLC, E*Trade Securities LLC, Envestnet Asset Management, Inc., eToro USA Securities Inc., LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley Smith Barney LLC, Northwestern Mutual Investment Services, LLC, Orion Portfolio Solutions, LLC, Pershing LLC, Public Holdings, Inc., Raymond James Financial Services, Inc., Riskalyze, Inc., Sanctuary Wealth Group, LLC, Stash Investments LLC, TD Ameritrade, Inc., UBS Financial Services Inc., Wells Fargo Clearing Services, LLC and Wells Fargo Advisors Financial Network, LLC. Any additions, modifications, or deletions to Intermediaries and other third parties listed above that have occurred since the date of this SAI are not included in the list.
Further, BFA Entities make Education Costs and Publishing Costs payments to other Intermediaries that are not listed in the immediately preceding paragraph. BFA Entities may determine to make such payments based on any number of metrics. For example, BFA Entities may make payments at year-end or other intervals in a fixed amount, an amount based upon an Intermediary’s services at defined levels or an amount based on the Intermediary’s net sales of one or more iShares funds in a year or other period, any of which arrangements may include an agreed-upon minimum or maximum payment, or any combination of the foregoing. As of the date of this SAI, BFA anticipates that the payments paid by BFA Entities in connection with the Fund, iShares funds and exchange-traded products in general will be immaterial to BFA Entities in the aggregate for the next year. Please contact your salesperson or other investment professional for more information regarding any such payments or financial incentives his or her Intermediary firm may receive. Any payments made, or financial incentives offered, by the BFA Entities to an Intermediary may create the incentive for the Intermediary to encourage customers to buy shares of the Fund, other iShares funds or other exchange-traded products.
The Fund may participate in certain market maker incentive programs of a national securities exchange in which an affiliate of the Fund would pay a fee to the exchange used for the purpose of incentivizing one or more market makers in the securities of the Fund to enhance the liquidity and quality of the secondary market of securities of the Fund. The fee would then be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to the securities of the Fund. Each market maker incentive program is subject to approval from the SEC. Any such fee payments made to an exchange will be made by an affiliate of the Fund solely for the benefit of the Fund and will not be paid from any Fund assets. Other funds managed by BFA may also participate in such programs.

Determination of Net Asset Value
Valuation of Shares. The NAV for the Fund is generally calculated as of the close of regular trading hours on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Valuation of assets held by the Fund is as follows:
Equity Investments. Equity securities traded on a recognized securities exchange (e.g., NYSE), on separate trading boards of a securities exchange or through a market system that provides contemporaneous transaction pricing information (each an “Exchange”) are valued using information obtained via independent pricing services, generally at the closing price or, if an Exchange closing price is not available, the last traded price on that Exchange prior to the time as of which the assets or liabilities are valued. However, under certain circumstances, other means of determining current market value may be used. If an equity security is traded on more than one Exchange, the current market value of the security where it is primarily traded generally will be used. In the event that there are no sales involving an equity security held by the Fund on a day on which the Fund values such security, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the security, in which case such asset would be treated as a Fair Value Asset (as defined below).
Options, Futures, Swaps and Other Derivatives. Exchange-traded equity options (except those that are customized) for which market quotations are readily available are valued at the mean of the last bid and ask prices as quoted on the Exchange or the board of trade on which such options are traded. In the event that there is no mean price available for an exchange traded equity option held by the Fund on a day on which the Fund values such option, the last bid (long positions) or ask (short positions) price, if available, will be used as the value of such option. If no bid or ask price is available on a day on which the Fund values such option, the prior day’s price will be used, unless BFA determines that such prior day’s price no longer reflects the fair value of the option, in which case such option will be treated as a Fair Value Asset (as defined below). Customized exchange-traded equity options, as well as OTC derivatives, may be valued using a mathematical model which may incorporate a number of market data factors. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price or settle price as of the close of such exchanges. Swap agreements and other derivatives are generally valued daily based upon quotations from market makers or by a pricing service in accordance with the Valuation Procedures.
Underlying Funds. Shares of underlying open-end funds (including money market funds) are valued at NAV. Shares of underlying exchange-traded closed-end funds or other ETFs will be valued at their most recent closing price.
General Valuation Information. Prices obtained from independent third-party pricing services, broker-dealers or market makers to value the Fund’s securities and other assets and liabilities are based on information available at the time the Fund values its assets and liabilities. In the event that a pricing service quotation is revised or updated subsequent to the day on which the Fund valued such security, the revised pricing service quotation generally will be applied prospectively. Such determination will be made considering pertinent facts and circumstances surrounding the revision.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for assets that trade in thin or volatile markets or that are valued using a fair valuation methodology or a price provided by an independent pricing service. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investment may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
All cash, receivables and current payables are carried on the Fund’s books at their fair value.
In the event that application of the methods of valuation discussed above result in a price for a security which is deemed not to be representative of the fair market value of such security, the security will be valued by, under the direction of or in accordance with a method approved by BFA, the Fund’s valuation designee, as reflecting fair value. All other assets and liabilities (including securities for which market quotations are not readily available) held by the Fund (including restricted securities) are valued at fair value as determined in good faith by BFA pursuant to the Valuation Procedures. Any assets and liabilities which are denominated in a foreign currency are translated into U.S. dollars at the prevailing market rates.

Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund’s NAV and the prices used in the Underlying Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Underlying Index.
Fair Value. When market quotations are not readily available or are believed by BFA to be unreliable, the Fund’s investments are valued at fair value (“Fair Value Assets”). Fair Value Assets are valued by BFA in accordance with the Valuation Procedures. Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Trustees has designated BFA as the valuation designee for the respective Funds for which it serves as investment adviser. BFA may reasonably conclude that a market quotation is not readily available or is unreliable if, among other things, a security or other asset or liability does not have a price source due to its complete lack of trading, if BFA believes a market quotation from a broker-dealer or other source is unreliable (e.g., where it varies significantly from a recent trade, or no longer reflects the fair value of the security or other asset or liability subsequent to the most recent market quotation), or where the security or other asset or liability is only thinly traded or due to the occurrence of a significant event subsequent to the most recent market quotation. For this purpose, a “significant event” is deemed to occur if BFA determines, in its reasonable business judgment, that an event has occurred after the close of trading for an asset or liability but prior to or at the time of pricing the Fund’s assets or liabilities, is likely to cause a material change to the last exchange closing price or closing market price of one or more assets held by, or liabilities of, the Fund. On any day the NYSE is open and a foreign market or the primary exchange on which a foreign asset or liability is traded is closed, such asset or liability will be valued using the prior day’s price, provided that BFA is not aware of any significant event or other information that would cause such price to no longer reflect the fair value of the asset or liability, in which case such asset or liability would be treated as a Fair Value Asset.
For certain foreign assets, a third-party vendor supplies evaluated, systematic fair value pricing based upon the movement of a proprietary multi-factor model after the relevant foreign markets have closed. This systematic fair value pricing methodology is designed to correlate the prices of foreign assets in one or more non-U.S. markets following the close of the local markets to the prices that might have prevailed as of a Fund’s pricing time.
BFA’s Rule 2a-5 Committee is responsible for reviewing and approving methodologies by investment type and significant inputs used in the fair valuation of Fund assets or liabilities. In addition, the Fund’s accounting agent assists BFA by periodically endeavoring to confirm the prices it receives from all third-party pricing services, index providers and broker-dealers and regularly evaluating the values assigned to the securities and other assets and liabilities of the Fund. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.
When determining the price for a Fair Value Asset, BFA will seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset or liability in an arm’s-length transaction on the date on which the asset or liability is being valued, and does not seek to determine the price the Fund might reasonably expect to receive for selling an asset or liability at a later time or if it holds the asset or liability to maturity. Fair value determinations will be based upon all available factors that BFA deems relevant at the time of the determination, and may be based on analytical values determined by BFA using proprietary or third-party valuation models.
Fair value represents a good faith approximation of the value of an asset or liability. When determining the fair value of an investment, one or more fair value methodologies may be used (depending on certain factors, including the asset type). For example, the investment may be initially priced based on the original cost of the investment or, alternatively, using proprietary or third-party models that may rely upon one or more unobservable inputs. Prices of actual, executed or historical transactions in the relevant investment (or comparable instruments) or, where appropriate, an appraisal by a third-party experienced in the valuation of similar instruments, may also be used as a basis for establishing the fair value of an investment.
The fair value of one or more assets or liabilities may not, in retrospect, be the price at which those assets or liabilities could have been sold during the period in which the particular fair values were used in determining the Fund’s NAV. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
The Fund’s annual audited financial statements, which are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”), follow the requirements for valuation set forth in Financial Accounting Standards Board Accounting Standards Codification Topic 820, “Fair Value Measurements and Disclosures” (“ASC 820”), which defines and establishes a framework for measuring fair value under US GAAP and expands financial statement disclosure requirements relating to fair value measurements.

Generally, ASC 820 and other accounting rules applicable to funds and various assets in which they invest are evolving. Such changes may adversely affect the Fund. For example, the evolution of rules governing the determination of the fair market value of assets or liabilities, to the extent such rules become more stringent, would tend to increase the cost and/or reduce the availability of third-party determinations of fair market value. This may in turn increase the costs associated with selling assets or affect their liquidity due to the Fund’s inability to obtain a third-party determination of fair market value.
Brokerage Transactions
Subject to policies established by the Board, BFA is primarily responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage. BFA does not execute transactions through any particular broker or dealer, but seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, operational facilities of the firm and the firm’s risk and skill in positioning blocks of securities. While BFA generally seeks reasonable trade execution costs, the Fund does not necessarily pay the lowest spread or commission available, and payment of the lowest commission or spread is not necessarily consistent with obtaining the best price and execution in particular transactions. Subject to applicable legal requirements, BFA may select a broker based partly upon brokerage or research services provided to BFA and its clients, including the Fund. In return for such services, BFA may cause the Fund to pay a higher commission than other brokers would charge if BFA determines in good faith that the commission is reasonable in relation to the services provided.
In selecting brokers or dealers to execute portfolio transactions, BFA seeks to obtain the best price and most favorable execution for the Fund and may take into account a variety of factors including: (i) the size, nature and character of the security or instrument being traded and the markets in which it is purchased or sold; (ii) the desired timing of the transaction; (iii) BFA’s knowledge of the expected commission rates and spreads currently available; (iv) the activity existing and expected in the market for the particular security or instrument, including any anticipated execution difficulties; (v) the full range of brokerage services provided; (vi) the broker’s or dealer’s capital; (vii) the quality of research and research services provided; (viii) the reasonableness of the commission, dealer spread or its equivalent for the specific transaction; and (ix) BFA’s knowledge of any actual or apparent operational problems of a broker or dealer. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, thinly traded securities, or other circumstances.
Section 28(e) of the 1934 Act (“Section 28(e)”) permits a U.S. investment adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in securities that exceeds the amount another broker or dealer would have charged for effecting the same transaction in recognition of the value of brokerage and research services provided by that broker or dealer. This includes commissions paid on riskless principal transactions in securities under certain conditions.
From time to time, the Fund may purchase new issues of securities in a fixed price offering. In these situations, the broker may be a member of the selling group that will, in addition to selling securities, provide BFA with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the broker will provide research “credits” in these situations at a rate that is higher than that available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).
The Fund anticipates that brokerage transactions involving foreign equity securities generally will be conducted primarily on the principal stock exchanges of the applicable country. Foreign equity securities may be held by the Fund in the form of depositary receipts, or other securities convertible into foreign equity securities. Depositary receipts may be listed on stock exchanges, or traded in OTC markets in the U.S. or Europe, as the case may be. ADRs, like other securities traded in the U.S., will be subject to negotiated commission rates.
OTC issues, including most fixed-income securities such as corporate debt and U.S. Government securities, are normally traded on a “net” basis without a stated commission, through dealers acting for their own account and not as brokers. The Fund will primarily engage in transactions with these dealers or deal directly with the issuer unless a better price or execution could be obtained by using a broker. Prices paid to a dealer with respect to both foreign and domestic securities will generally include a “spread,” which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer’s normal profit.

Under the 1940 Act, persons affiliated with the Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the SEC. Since transactions in the OTC market usually involve transactions with the dealers acting as principal for their own accounts, the Fund will not deal with affiliated persons and affiliated persons of such affiliated persons in connection with such transactions. The Fund will not purchase securities during the existence of any underwriting or selling group relating to such securities of which BFA, BRIL or any affiliated person (as defined in the 1940 Act) thereof is a member except pursuant to procedures adopted by the Board in accordance with Rule 10f-3 under the 1940 Act.
Purchases of money market instruments by the Fund are made from dealers, underwriters and issuers. The Fund does not currently expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission. The price of the security, however, usually includes a profit to the dealer.
BFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.
Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid.
Investment decisions for the Fund and for other investment accounts managed by BFA and the other Affiliates are made independently of each other in light of differing conditions. A variety of factors will be considered in making investment allocations. These factors include: (i) investment objectives or strategies for particular accounts, including sector, industry, country or region and capitalization weightings; (ii) tax considerations of an account; (iii) risk or investment concentration parameters for an account; (iv) supply or demand for a security at a given price level; (v) size of available investment; (vi) cash availability and liquidity requirements for accounts; (vii) regulatory restrictions; (viii) minimum investment size of an account; (ix) relative size of account; and (x) such other factors as may be approved by BlackRock’s general counsel. Moreover, investments may not be allocated to one client account over another based on any of the following considerations: (i) to favor one client account at the expense of another; (ii) to generate higher fees paid by one client account over another or to produce greater performance compensation to BlackRock; (iii) to develop or enhance a relationship with a client or prospective client; (iv) to compensate a client for past services or benefits rendered to BlackRock or to induce future services or benefits to be rendered to BlackRock; or (v) to manage or equalize investment performance among different client accounts. BFA and the other Affiliates may deal, trade and invest for their own respective accounts in the types of securities in which the Fund may invest.
Initial public offerings (“IPOs”) of securities may be over-subscribed and subsequently trade at a premium in the secondary market. When BFA is given an opportunity to invest in such an initial offering or “new” or “hot” issue, the supply of securities available for client accounts is often less than the amount of securities the accounts would otherwise take. In order to allocate these investments fairly and equitably among client accounts over time, each portfolio manager or a member of his or her respective investment team will indicate to BFA’s trading desk their level of interest in a particular offering with respect to eligible clients’ accounts for which that team is responsible. IPOs of U.S. equity securities will be identified as eligible for particular client accounts that are managed by portfolio teams who have indicated interest in the offering based on market capitalization of the issuer of the security and the investment mandate of the client account and in the case of international equity securities, the country where the offering is taking place and the investment mandate of the client account. Generally, shares received during the IPO will be allocated among participating client accounts within each investment mandate on a pro rata basis. This pro rata allocation may result in the Fund receiving less of a particular security than if pro-rating had not occurred. All allocations of securities will be subject, where relevant, to share minimums established for accounts and compliance constraints. In situations where supply is too limited to be allocated among all accounts for which the investment is eligible, portfolio managers may rotate such investment opportunities among one or more accounts so long as the rotation system provides for fair access for all client accounts over time. Other allocation methodologies that are considered by BFA to be fair and equitable to clients may be used as well.

Because different accounts may have differing investment objectives and policies, BFA may buy and sell the same securities at the same time for different clients based on the particular investment objective, guidelines and strategies of those accounts. For example, BFA may decide that it may be entirely appropriate for a growth fund to sell a security at the same time a value fund is buying that security. To the extent that transactions on behalf of more than one client of BFA or the other Affiliates during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. For example, sales of a security by BlackRock on behalf of one or more of its clients may decrease the market price of such security, adversely impacting other BlackRock clients that still hold the security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Fund or other clients or funds for which BFA or another Affiliate act as investment manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all.
In certain instances, BFA may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases it could be beneficial to the Fund. Transactions effected by BFA or the other Affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.
The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BlackRock manages or advises. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BlackRock are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BlackRock. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BlackRock may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BlackRock may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.
Portfolio turnover may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses. Because the Fund is newly launched, there is no reportable portfolio turnover.
Creation or redemption transactions, to the extent consisting of cash, may require the Fund to contemporaneously transact with broker-dealers for purchases of Deposit Securities (as defined below under Fund Deposit) or sales of Fund Securities (as defined below under Redemption of Creation Units), as applicable. Such transactions with a particular broker-dealer may be conditioned upon the broker-dealer's agreement to transact at guaranteed price levels in order to reduce transaction costs the Fund would otherwise incur as a consequence of settling creation or redemption baskets in cash rather than in-kind.
Following the Fund’s receipt of an order to purchase or redeem creation or redemption baskets, to the extent such purchases or redemptions consist of a cash portion, the Fund will enter an order with a broker or dealer to purchase or sell the Deposit Securities or Fund Securities, as applicable. The terms of such order may, depending on the timing of the transaction and certain other factors, require the broker or dealer to guarantee that the Fund will achieve execution of its order at a price at least as favorable to the Fund as the Fund’s valuation of the Deposit Securities/Fund Securities used for purposes of calculating the NAV applied to the creation or redemption transaction giving rise to the order (the “Execution Performance Guarantee”). Such orders may be placed with the purchasing or redeeming Authorized Participant (or a broker-dealer affiliated with the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant) in its capacity as a broker-dealer. The amount payable to the Fund in respect of any Execution Performance Guarantee will depend on the results achieved by the executing firm and will vary depending on market activity, timing and a variety of other factors. The Execution Performance Guarantee will apply for any orders executed by the Authorized Participant (or an affiliated or unaffiliated broker-dealer), even if the trades have not settled before the redemption transaction settles.
To ensure that an Execution Performance Guarantee will be honored on orders arising from creation transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer), an Authorized Participant is required to deposit an amount with the Fund (the “Execution Performance Deposit”). If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than the Fund’s valuation of the Deposit Securities, then the Authorized Participant generally may retain the benefit of the favorable executions, and the Fund will return to the Authorized Participant the Execution Performance Deposit. If, however, the broker-dealer executing the order is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund retains the portion of the Execution Performance Deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual Execution Performance Guarantee.
To ensure that an Execution Performance Guarantee will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer) as broker-dealer, an Authorized Participant agrees to pay the shortfall amount (the “Execution Performance Offset”). If the broker-dealer executing the order achieves executions in market transactions at a price more favorable than the Fund’s valuation of the Fund Securities, then the Authorized Participant generally may retain the benefit of the favorable executions and the Authorized Participant is not called upon to honor the Execution Performance Offset. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the Execution Performance Offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).
The circumstances under which the Execution Performance Guarantee will be used and the expected amount of any Execution Performance Deposit or Execution Performance Offset for the Fund will be disclosed in the procedures handbook for Authorized Participants and may change from time to time based on the actual experience of the Fund.
Additional Information Concerning the Trust
Shares.  The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.
Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.
Each share has one vote with respect to matters upon which the shareholder is entitled to vote. In any matter submitted to shareholders for a vote, each fund shall hold a separate vote, provided that shareholders of all affected funds will vote together when: (i) required by the 1940 Act, or (ii) the Trustees determine that the matter affects the interests of more than one fund.
Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights in the election of members of the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.
Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund’s shares, a holder of shares may be a “control person” of the fund, as defined in Rule 0-1 under the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.
Shareholders may make inquiries by writing to iShares Trust, c/o BlackRock Investments, LLC, 1 University Square Drive, Princeton, NJ 08540.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC’s rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC or its staff, officers and trustees of a fund and beneficial owners of 10% of the shares of a fund (“Insiders”) may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC’s rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act and existing guidance provided by the SEC staff.
In accordance with the Trust's current Agreement and Declaration of Trust (the “Declaration of Trust”), the Board may, without shareholder approval (unless such shareholder approval is required by the Declaration of Trust or applicable law, including the 1940 Act), authorize certain funds to merge, reorganize, consolidate, sell all or substantially all of their assets, or take other similar actions with, to or into another fund.  The Trust or a fund may be terminated by a majority vote of the Board, subject to the affirmative vote of a majority of the shareholders of the Trust or such fund entitled to vote on termination; however, in certain circumstances described in the Declaration of Trust, only a majority vote of the Board is required. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Declaration of Trust provides that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. Therefore, in the event of a termination of the Trust or a fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust or a fund may make redemptions in-kind, for cash or for a combination of cash or securities. Further, in the event of a termination of the Trust or a fund, the Trust or a fund might elect to pay cash redemptions to all shareholders, with an in-kind election for shareholders owning in excess of a certain stated minimum amount.
DTC as Securities Depository for Shares of the Fund.  Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.
DTC was created in 1973 to enable electronic movement of securities between its participants (“DTC Participants”), and NSCC was established in 1976 to provide a single settlement system for securities clearing and to serve as central counterparty for securities trades among DTC Participants. In 1999, DTC and NSCC were consolidated within The Depository Trust & Clearing Corporation (“DTCC”) and became wholly-owned subsidiaries of DTCC. The common stock of DTCC is owned by the DTC Participants, but NYSE and FINRA, through subsidiaries, hold preferred shares in DTCC that provide them with the right to elect one member each to the DTCC board of directors. Access to the DTC system is available to entities, such as banks, brokers, dealers and trust companies, that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).
Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares. The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form. Such laws may impair the ability of certain investors to acquire beneficial interests in shares of the Fund.
Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.
Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.
Distribution of Shares.  In connection with the Fund's launch, the Fund will be seeded through the sale of one or more Creation Units by the Fund to one or more initial investors. Initial investors participating in the seeding may be Authorized Participants, a lead market maker or other third party investor or an affiliate of the Fund or the Fund’s adviser. Each such initial investor may sell some or all of the shares underlying the Creation Unit(s) held by them pursuant to the registration statement for the Fund (each, a “Selling Shareholder”), which shares have been registered to permit the resale from time to time after purchase. The Fund will not receive any of the proceeds from the resale by the Selling Shareholders of these shares.
Selling Shareholders may sell shares owned by them directly or through broker-dealers, in accordance with applicable law, on any national securities exchange on which the shares may be listed or quoted at the time of sale, through trading systems, in the OTC market or in transactions other than on these exchanges or systems at fixed prices, at prevailing market prices at the time of the sale, at varying prices determined at the time of sale, or at negotiated prices. These sales may be effected through brokerage transactions, privately negotiated trades, block sales, entry into options or other derivatives transactions or through any other means authorized by applicable law. Selling Shareholders may redeem the shares held in Creation Unit size by them through an Authorized Participant.
Any Selling Shareholder and any broker-dealer or agents participating in the distribution of shares may be deemed to be “underwriters” within the meaning of Section 2(a)(11) of the 1933 Act, in connection with such sales.
Any Selling Shareholder and any other person participating in such distribution will be subject to applicable provisions of the 1934 Act and the rules and regulations thereunder.
Creation and Redemption of Creation Units
General.  The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor or its agent, without a sales load, at a price based on the Fund's NAV next determined after receipt, on any Business Day (as defined below), of an order received by the Distributor or its agent in proper form. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to be placed earlier in the day. The following table sets forth the number of shares of the Fund that constitute a Creation Unit for the Fund and the approximate value of such Creation Unit as of December 4, 2023:

Shares Per Creation Unit	Approximate Value Per Creation Unit (U.S.$)
60,000	$1,500,000
In its discretion, the Trust reserves the right to increase or decrease the number of the Fund’s shares that constitute a Creation Unit. The Board reserves the right to declare a split or a consolidation in the number of shares outstanding of the Fund, and to make a corresponding change in the number of shares constituting a Creation Unit, in the event that the per share price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board.

A “Business Day” with respect to the Fund is any day the Fund is open for business, including any day when it satisfies redemption requests as required by Section 22(e) of the 1940 Act. The Fund is open for business any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays, as observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
Fund Deposit.  The consideration for purchase of Creation Units of the Fund generally consists of Deposit Securities and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which, when combined with the Fund’s portfolio securities is designed to generate performance that has a collective investment profile similar to that of the Underlying Index. The Fund Deposit represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, to purchases of Creation Units of shares of the Fund until such time as the next-announced Fund Deposit is made available.
The “Cash Component” is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any differences between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities are the sole responsibility of the Authorized Participant purchasing the Creation Unit. The Fund generally offers Creation Units partially for cash, but may, in certain circumstances, offer Creation Units solely for cash or solely in-kind.
The identity and number of shares of the Deposit Securities change pursuant to changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities constituting the Underlying Index.
The Fund Deposit may also be modified to minimize the Cash Component by redistributing the cash to the Deposit Securities portion of the Fund Deposit through “systematic rounding.” The rounding methodology “rounds up” position sizes of securities in the Deposit Securities (which in turn reduces the cash portion). However, the methodology limits the maximum allowed percentage change in weight and share quantity of any given security in the Fund Deposit.
Fund Deposits may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to be added to the Cash Component to replace any Deposit Security in certain circumstances, including: (i) when instruments are not available in sufficient quantity for delivery; (ii) when instruments are not eligible for transfer through DTC or the clearing process (as discussed below); (iii) when instruments that the Authorized Participant (or an investor on whose behalf the Authorized Participant is acting) are not able to be traded due to a trading restriction; (iv) when delivery of the Deposit Security by the Authorized Participant (or by an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws; (v) in connection with distribution payments to be made by the Fund; or (vi) in certain other situations.
Cash Purchase Method.  Although the Trust does not generally permit full cash purchases of Creation Units of its funds, when partial or full cash purchases of Creation Units are available or specified (Creation Units of the Fund are generally offered partially for cash), they will be effected in essentially the same manner as in-kind purchases thereof. In the case of a partial or full cash purchase, the Authorized Participant must pay the cash equivalent of the Deposit Securities it would otherwise be required to provide through an in-kind purchase, plus the same Cash Component required to be paid by an in-kind purchaser. The Authorized Participant will also be required to pay certain transaction fees and charges for cash purchases, as described below, and, if transacting as broker with the Fund, may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Procedures for Creation of Creation Units.  To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be: (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC, or (ii) a DTC Participant, and must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Units (“Authorized Participant Agreement”) (discussed below). A member or participant of a clearing agency registered with the SEC which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units is referred to as an “Authorized Participant.” All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.
Role of the Authorized Participant.  Creation Units may be purchased only by or through a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”). Such Authorized Participant will agree, pursuant to the terms of such Authorized Participant Agreement and on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that such Authorized Participant will make available in advance of each purchase of shares an amount of cash sufficient to pay the Cash Component, once the NAV of a Creation Unit is next determined after receipt of the purchase order in proper form, together with the transaction fees described below. An Authorized Participant, acting on behalf of an investor, may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Cash Component. Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant. Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement and that orders to purchase Creation Units may have to be placed by the investor's broker through an Authorized Participant. As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor. The Trust does not expect to enter into an Authorized Participant Agreement with more than a small number of DTC Participants. A list of current Authorized Participants may be obtained from the Distributor. The Distributor has adopted guidelines regarding Authorized Participants’ transactions in Creation Units that are made available to all Authorized Participants. These guidelines set forth the processes and standards for Authorized Participants to transact with the Distributor and its agents in connection with creation and redemption transactions. In addition, the Distributor may be appointed as the proxy of the Authorized Participant and may be granted a power of attorney under its Authorized Participant Agreement.
Purchase Orders.   To initiate an order for a Creation Unit, an Authorized Participant must submit to the Distributor or its agent an irrevocable order to purchase shares of the Fund, in proper form, generally before 4:00 p.m., Eastern time on any Business Day to receive that day’s NAV. The Distributor or its agent will notify BFA and the custodian of such order. The custodian will then provide such information to any appropriate sub-custodian. Procedures and requirements governing the delivery of the Fund Deposit are set forth in the procedures handbook for Authorized Participants and may change from time to time. Investors, other than Authorized Participants, are responsible for making arrangements for a creation request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request. Those placing orders to purchase Creation Units through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Distributor or its agent by the Cutoff Time (as defined below) on such Business Day.
The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds estimated by the Fund to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fees. Those placing orders should ascertain the deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Cutoff Time of the Fund. Investors should be aware that an Authorized Participant may require orders for purchases of shares placed with it to be in the particular form required by the individual Authorized Participant.
The Authorized Participant is responsible for any and all expenses and costs incurred by the Fund, including any applicable cash amounts, in connection with any purchase order.
Timing of Submission of Purchase Orders.  An Authorized Participant must submit an irrevocable order to purchase shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. Creation Orders must be transmitted by an Authorized Participant in the form required by the Fund to the Distributor or its agent pursuant to procedures set forth in the Authorized Participant Agreement. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or its agent or an Authorized Participant. Orders to create shares of the Fund that are submitted on the Business Day immediately preceding a holiday or a day (other than a weekend) when the equity markets in the relevant non-U.S. market are closed may not be accepted. The Fund's deadline specified above for the submission of purchase orders is referred to as the Fund's “Cutoff Time.” The Distributor or its agent, in their discretion, may permit the submission of such orders and requests by or through an Authorized Participant at any time (including on days on which the Listing Exchange is not open for business) via communication through the facilities of the Distributor's or its agent's proprietary website maintained for this purpose. Purchase orders and redemption requests, if accepted by the Trust, will be processed based on the NAV next determined after such acceptance in accordance with the Fund's Cutoff Times as provided in the Authorized Participant Agreement and disclosed in this SAI.
Acceptance of Orders for Creation Units.   Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) and (ii) arrangements satisfactory to the Fund are in place for payment of the Cash Component and any other cash amounts which may be due, the Fund will accept the order, subject to the Fund's right (and the right of the Distributor and BFA) to reject any order until acceptance, as set forth below.
Once the Fund has accepted an order, upon the next determination of the NAV of the shares, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor or its agent will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.
The Fund reserves the right to reject or revoke a creation order transmitted to it by the Distributor or its agent provided that a rejection or revocation of a creation order does not violate Rule 6c-11 under the Investment Company Act. For example, the Fund may reject or revoke a creation order transmitted to it by the Distributor or its agent if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares specified, as described above; (iv) acceptance of the Deposit Securities is not legally required or would, in the opinion of counsel, be unlawful or (v) circumstances outside the control of the Fund, the Distributor or its agent and BFA make it impracticable to process purchase orders. The Distributor or its agent shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on behalf of such purchaser of its rejection of such order. The Fund, State Street, the sub-custodian and the Distributor or its agent are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for failure to give such notification.
Issuance of a Creation Unit.   Except as provided herein, a Creation Unit will not be issued until the transfer of good title to the Fund of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Distributor or its agent and BFA shall be notified of such delivery and the Fund will issue and cause the delivery of the Creation Unit. Creation Units are generally issued on a “T+2 basis” (i.e., two Business Days after trade date). However, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security) and in certain other circumstances.
To the extent contemplated by an Authorized Participant Agreement with the Distributor, the Fund will issue Creation Units to such Authorized Participant, notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. The Trust may use such collateral at any time to buy Deposit Securities for the Fund. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the contractual settlement date. Information concerning the Fund's current procedures for collateralization of missing Deposit Securities is available from the Distributor or its agent. The Authorized Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Fund of purchasing such securities and the collateral including, without limitation, liability for related brokerage, borrowings and other charges.
In certain cases, Authorized Participants may create and redeem Creation Units on the same trade date and in these instances, the Fund reserves the right to settle these transactions on a net basis or require a representation from the Authorized Participants that the creation and redemption transactions are for separate beneficial owners. All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund and the Fund's determination shall be final and binding.
Costs Associated with Creation Transactions.
A standard creation transaction fee is imposed to offset the transfer, processing and other transaction costs associated with the issuance of Creation Units. The standard creation transaction fee is charged on each Creation Unit created by an Authorized Participant on the day of the transaction. The standard creation transaction fee is generally fixed at the amount shown in the table below regardless of the number of Creation Units being purchased, but may be reduced by the Fund if transfer and processing expenses associated with the creation are anticipated to be lower than the stated fee.
If a purchase consists of a cash portion, the Authorized Participant may also be required to pay an additional transaction charge (up to the maximum amount shown below) to cover brokerage and certain other costs related to the creation transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Deposit Securities to the Fund. Certain fees/costs associated with creation transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to acquire Fund shares may be charged a fee for such services.
The following table sets forth the Fund's standard creation transaction fees and maximum additional charge (as described above):

Standard Creation Transaction Fee	Maximum Additional Charge*
$11,300	7.0%

*
As a percentage of the net asset value per Creation Unit.
If a purchase consists of a cash portion and the Fund places a brokerage transaction to purchase portfolio securities with the Authorized Participant (or an affiliated or unaffiliated broker-dealer), the Authorized Participant may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Redemption of Creation Units.  Shares of the Fund may be redeemed by Authorized Participants only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor or its agent and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. There can be no assurance, however, that there will be sufficient liquidity in the secondary market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a Creation Unit that could be redeemed by an Authorized Participant. Beneficial owners also may sell shares in the secondary market.
The Fund generally redeems Creation Units partially for cash. However, the Fund reserves the right to distribute securities and other portfolio instruments in-kind as payment for Creation Units being redeemed. Please see the Cash Redemption Method section below and the following discussion summarizing the in-kind method for further information on redeeming Creation Units of the Fund.
The Fund publishes the designated portfolio of securities (including any portion of such securities for which cash may be substituted) that will be applicable to redemption requests received in proper form (as defined below) on that day (“Fund Securities” or “Redemption Basket”), and an amount of cash (the “Cash Amount,” as described below) in order to effect redemptions of Creation Units of the Fund. Such Fund Securities and Cash Amount will remain in effect until such time as the next announced composition of the Fund Securities and Cash Amount is made available. The Fund Securities and Cash Amount are subject to possible amendment or correction. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units. Procedures and requirements governing redemption transactions are set forth in the handbook for Authorized Participants and may change from time to time.
If redemptions are not paid in cash, the redemption proceeds for a Creation Unit generally consist of Fund Securities, plus the Cash Amount, which is an amount equal to the difference between the NAV of the shares being redeemed, as next determined after the receipt of a redemption request in proper form, and the value of Fund Securities, less a redemption transaction fee (as described below).
The Trust may, in its sole discretion, substitute a “cash in lieu” amount to replace any Fund Security in certain circumstances, including: (i) when the delivery of a Fund Security to the Authorized Participant (or to an investor on whose behalf the Authorized Participant is acting) would be restricted under applicable securities or other local laws or due to a trading restriction; (ii) when the delivery of a Fund Security to the Authorized Participant would result in the disposition of the Fund Security by the Authorized Participant due to restrictions under applicable securities or other local laws; (iii) when the delivery of a Fund Security to the Authorized Participant would result in unfavorable tax treatment; (iv) when a Fund Security cannot be settled or otherwise delivered in time to facilitate an in-kind redemption; or (v) in certain other situations. The amount of cash paid out in such cases will be equivalent to the value of the substituted security listed as a Fund Security. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder. The Fund generally redeems Creation Units partially for cash. The Fund may, in its sole discretion, provide such redeeming Authorized Participant a portfolio of securities that differs from the exact composition of the Fund Securities, but does not differ in NAV. The Redemption Basket may also be modified to minimize the Cash Component by redistributing the cash to the Fund Securities portion of the Redemption Basket through systematically rounding. The rounding methodology allows position sizes of securities in the Fund Securities to be “rounded up,” while limiting the maximum allowed percentage change in weight and share quantity of any given security in the Redemption Basket. Redemption Baskets may also be modified to position a fund towards a forward index rebalance to reflect revisions that account for index additions, deletions, and re-weights.
Cash Redemption Method.   Although the Trust does not generally permit full cash redemptions of Creation Units of its funds, when partial or full cash redemptions of Creation Units are available or specified (Creation Units of the Fund are generally redeemed partially for cash or where the market for individual securities does not permit in-kind redemption), they will be effected in essentially the same manner as in-kind redemptions thereof. In the case of partial or full cash redemption, the Authorized Participant receives the cash equivalent of the Fund Securities and other instruments it would otherwise receive through an in-kind redemption, plus the same Cash Amount to be paid to an in-kind redeemer. The Authorized Participant will also be required to pay certain transaction fees and charges for cash redemptions, as described below, and, if transacting as broker with the Fund, may be required to cover certain brokerage, tax, foreign exchange, execution and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Cash redemption proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption or within seven calendar days thereafter. If a Fund settles redemptions on a cash basis and an Authorized Participant has entered into an Execution Performance Guarantee, but the Authorized Participant is unable, as determined by BFA in its sole discretion, to execute the market transactions that are the subject of the Execution Performance Guarantee due to an extended market holiday that goes over seven calendar days or in certain other situations where all or a portion of the transactions are unable to be executed within seven calendar days, then the Fund may pay the full amount of the redemption order (or the remaining amount of the redemption order based on the unexecuted portion of the transaction) within the original seven calendar day period by using the Fund’s overdraft facility, line of credit or cash on hand. The Authorized Participant (or an affiliated or unaffiliated broker-dealer), acting on an agency basis, will subsequently enter into one or more separate market transactions when the markets reopen or the trades are otherwise able to be executed through which a Fund sells the Fund Securities (or the remaining unsold Fund Securities) subject to a guaranteed sales price. If the Authorized Participant (or an affiliated or unaffiliated broker-dealer) achieves executions in market transactions at a price more favorable than a Fund’s valuation of the Fund Securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. Specifically, if the Authorized Participant is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the Fund Securities as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant is generally required to make the applicable shortfall payment to the Fund.
In addition, if transacting as broker with a Fund in a non-U.S. jurisdiction, the Authorized Participant may be required to cover foreign exchange costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI. If the foreign exchange transaction associated with the applicable security trades can only occur upon the settlement of a security trade and such trades are unable, as determined by BFA in its sole discretion, to be settled by the seventh calendar day after receipt of the Authorized Participant’s redemption order, then a Fund may pay within the original seven calendar day period the amount due in respect of the redemption order based on the foreign exchange rate as of the date of the redemption order by using the Fund’s overdraft facility, line of credit or cash on hand (in addition to any sales proceeds from the executed portion of the original brokerage order) and subsequently enter into one or more separate foreign exchange transactions with the Authorized Participant (or a broker-dealer affiliate of the Authorized Participant or a third-party broker-dealer engaged through the Authorized Participant), acting on an agency basis, and be subject to a guaranteed sales price. If the Authorized Participant achieves execution of the foreign exchange transactions at a price more favorable than the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant generally may retain the excess transaction proceeds. If the Authorized Participant is unable to achieve execution of the foreign exchange transactions at a price at least equal to the foreign exchange rate as of the NAV calculation applicable on the date of the redemption, then the Authorized Participant is required to make the applicable shortfall payment to the Fund.
Costs Associated with Redemption Transactions.
A standard redemption transaction fee is imposed to offset transfer, processing and other transaction costs that may be incurred by the Fund. The standard redemption transaction fee is charged on each Creation Unit redeemed by an Authorized Participant on the day of the transaction. The standard redemption transaction fee is generally fixed at the amount shown in the table below regardless of the number of Creation Units being redeemed, but may be reduced by the Fund if transfer and processing expenses associated with the redemption are anticipated to be lower than the stated fee. If a redemption consists of a cash portion, the Authorized Participant may also be required to pay an additional transaction charge (up to the maximum amount shown below) to cover brokerage and certain other costs related to the redemption transaction (which may, in certain instances, be based on a good faith estimate of transaction costs). Authorized Participants will also bear the costs of transferring the Fund Securities from the Fund to their account on their order. Certain fees/costs associated with redemption transactions may be waived in certain circumstances. Investors who use the services of a broker or other financial intermediary to dispose of Fund shares may be charged a fee for such services.
The following table sets forth the Fund's standard redemption transaction fees and maximum additional charge (as described above):

Standard Redemption Transaction Fee	Maximum Additional Charge*
$11,300	2.0%

*
As a percentage of the net asset value per Creation Unit, inclusive of the standard redemption transaction fee.
If a redemption consists of a cash portion and the Fund places a brokerage transaction to sell portfolio securities with the Authorized Participant (or an affiliated or unaffiliated broker-dealer), the Authorized Participant may be required, in its capacity as broker-dealer with respect to that transaction, to cover certain brokerage, tax, foreign exchange, execution, and price movement costs through an Execution Performance Guarantee, as described in the Brokerage Transactions section of this SAI.
Placement of Redemption Orders.  Redemption requests for Creation Units of the Fund must be submitted to the Distributor or its agent by or through an Authorized Participant. An Authorized Participant must submit an irrevocable request to redeem shares of the Fund generally before 4:00 p.m., Eastern time on any Business Day in order to receive that day's NAV. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to redeem Creation Units to be placed earlier that day. Investors, other than Authorized Participants, are responsible for making arrangements for a redemption request to be made through an Authorized Participant. The Distributor or its agent will provide a list of current Authorized Participants upon request.
The Authorized Participant must transmit the request for redemption in the form required by the Fund to the Distributor or its agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. At any time, only a limited number of broker-dealers will have an Authorized Participant Agreement in effect. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Fund's transfer agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.
A redemption request is considered to be in “proper form” if: (i) an Authorized Participant has transferred or caused to be transferred to the Fund's transfer agent the Creation Unit redeemed through the book-entry system of DTC so as to be effective by the Listing Exchange closing time on any Business Day on which the redemption request is submitted; (ii) a request in form satisfactory to the Fund is received by the Distributor or its agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above; and (iii) all other procedures set forth in the Authorized Participant Agreement are properly followed.
Upon receiving a redemption request, the Distributor or its agent shall notify the Fund and the Fund's transfer agent of such redemption request. The tender of an investor's shares for redemption and the distribution of the securities and/or cash included in the redemption payment made in respect of Creation Units redeemed will be made through DTC and the relevant Authorized Participant to the Beneficial Owner thereof as recorded on the book-entry system of DTC or the DTC Participant through which such investor holds, as the case may be, or by such other means specified by the Authorized Participant submitting the redemption request.
A redeeming Authorized Participant, whether on its own account or acting on behalf of a Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the portfolio securities are customarily traded, to which account such portfolio securities will be delivered.
Deliveries of redemption proceeds by the Fund are generally made within two Business Days (i.e., “T+2”). However, the Fund reserves the right to settle redemption transactions on a basis other than T+2, including a shorter settlement period, if necessary or appropriate under the circumstances and compliant with applicable law. For example, the Fund reserves the right to settle redemption transactions on a basis other than T+2 in order to accommodate non-U.S. market holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and dividend ex-dates (i.e., the last date the holder of a security can sell the security and still receive dividends payable on the security sold) and in certain other circumstances consistent with applicable law.
If neither the Authorized Participant nor the Beneficial Owner on whose behalf the Authorized Participant is acting has appropriate arrangements to take delivery of Fund Securities in the applicable non-U.S. jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of Fund Securities in such jurisdiction, the Fund may in its discretion exercise its option to redeem such shares in cash, and the Beneficial Owner will be required to receive its redemption proceeds in cash. In such case, the investor will receive a cash payment equal to the net asset value of its shares based on the NAV of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charges specified above to offset the Fund's brokerage and other transaction costs associated with the disposition of Fund Securities). Redemptions of shares for Fund Securities will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws.
Although the Trust does not ordinarily permit cash redemptions of Creation Units (except that, as noted above, Creation Units of the Fund generally will be redeemed partially for cash), in the event that cash redemptions are permitted or required by the Trust, proceeds will be paid to the Authorized Participant redeeming shares as soon as practicable after the date of redemption (within seven calendar days thereafter). If the Fund includes a foreign investment in its basket, and if a local market holiday, or series of consecutive holidays, or the extended delivery cycles for transferring foreign investments to redeeming Authorized Participants prevents timely delivery of the foreign investment in response to a redemption request, the Fund may delay delivery of the foreign investment more than seven days if the Fund delivers the foreign investment as soon as practicable, but in no event later than 15 days.
To the extent contemplated by an Authorized Participant's agreement with the Distributor or its agent, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund, at or prior to the time specified by the Fund or its custodian on the Business Day after the date of submission of such redemption request, the Distributor or its agent will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral as set forth in the handbook for Authorized Participants. Such collateral must be delivered no later than the time specified by the Fund or its custodian on the Business

Day after the date of submission of such redemption request and shall be held by State Street and marked-to-market daily. The fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the collateral shall be payable by the Authorized Participant. The Authorized Participant Agreement permits the Fund to acquire shares of the Fund at any time and subjects the Authorized Participant to liability for any shortfall between the aggregate of the cost to the Fund of purchasing such shares, plus the value of the Cash Amount, and the value of the collateral together with liability for related brokerage and other charges.
Because the portfolio securities of the Fund may trade on exchange(s) on days that the Listing Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund or purchase or sell shares of the Fund on the Listing Exchange on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the Listing Exchange is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the Listing Exchange is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund's portfolio securities or determination of its NAV is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.
Custom Baskets.  Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund's portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of BFA who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used for the Fund and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. BlackRock has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund's policies and procedures.
Taxation on Creations and Redemptions of Creation Units.   An Authorized Participant generally will recognize either gain or loss upon the exchange of Deposit Securities for Creation Units. This gain or loss is calculated by taking the market value of the Creation Units purchased over the Authorized Participant’s aggregate basis in the Deposit Securities exchanged therefor. However, the IRS may apply the wash sales rules to determine that any loss realized upon the exchange of Deposit Securities for Creation Units is not currently deductible. Authorized Participants should consult their own tax advisors.
Current U.S. federal income tax laws dictate that capital gain or loss realized from the redemption of Creation Units will generally create long-term capital gain or loss if the Authorized Participant holds the Creation Units for more than one year, or short-term capital gain or loss if the Creation Units were held for one year or less, if the Creation Units are held as capital assets.
Taxes
The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the Fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state, local and non-U.S. tax consequences of investing in the Fund. The summary is based on the laws and judicial and administrative interpretations thereof in effect on the date of this SAI, all of which are subject to change, possibly with retroactive effect.
Regulated Investment Company Qualifications.  The Fund intends to qualify for treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund’s annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or non-U.S. currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive at least 90% of their income from interest, dividends, capital gains and other traditionally permitted RIC income); and (ii) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the market value of the Fund’s total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities (other than U.S. government securities or the securities of other RICs) of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses, or the securities of one or more qualified publicly-traded partnerships.
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax and/or by disposing of certain assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to interests in qualified publicly-traded partnerships. The Fund's investments in partnerships, including in qualified publicly-traded partnerships, may result in the Fund being subject to state, local, or non-U.S. income, franchise or withholding tax liabilities.
Taxation of RICs.  As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund fails to qualify for any taxable year as a RIC or fails to meet the distribution requirement, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund may decide to retain a portion of its income or gains if the Fund determines that doing so is in the interest of its shareholders. The Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. If the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.
Excise Tax.  The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus at least 98.2% of its capital gain net income for the 12 months ended October 31 of such year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Net Capital Loss Carryforwards.  Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.
In the event that the Fund were to experience an ownership change as defined under the Internal Revenue Code, the loss carryforwards and other favorable tax attributes of the Fund, if any, may be subject to limitation.
Taxation of U.S. Shareholders.   Dividends and other distributions by the Fund are generally treated under the Internal Revenue Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (at a flat rate of 21%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to the excess of the amount in clause (a) over the amount in clause (b). Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS.
Distributions of net realized long-term capital gains, if any, that the Fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below. Long-term capital gains are eligible for taxation at a maximum rate of 15% or 20% for non-corporate shareholders, depending on whether their income exceeds certain threshold amounts.
If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period, or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
Distributions in excess of the Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in shares of the Fund, and as a capital gain thereafter (if the shareholder holds shares of the Fund as capital assets). Distributions in excess of the Fund’s minimum distribution requirements, but not in excess of the Fund’s earnings and profits, will be taxable to shareholders and will not constitute nontaxable returns of capital. Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount.
A 3.8% U.S. federal Medicare contribution tax is imposed on net investment income, including, but not limited to, interest, dividends, and net gain from investments, of U.S. individuals with income exceeding $200,000 (or $250,000 if married and filing jointly) and of estates and trusts.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss (or if there is no net capital loss, then any net long-term or short-term capital loss) realized after October and its late-year ordinary loss (defined as the sum of (i) the excess of post-October foreign currency and passive foreign investment company (“PFIC”) losses over post-October foreign currency and PFIC gains and (ii) the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
Sales of Shares.  Upon the sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in shares of the Fund. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends or capital gains distributions, or by an option or contract to acquire substantially identical shares, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. The Medicare contribution tax described above will apply to the sale of Fund shares.
If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then, on or before January 31 of the following calendar year, acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents shareholders from immediately deducting the sales charge by shifting their investments within a family of mutual funds.
Backup Withholding.  In certain cases, the Fund will be required to withhold at a 24% rate and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to backup withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's U.S. federal income tax liability.
Sections 351 and 362.  The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the Internal Revenue Code, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund’s basis in such securities on the date of deposit was less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Certain Derivatives.  The Fund’s transactions in zero coupon securities, non-U.S. currencies, forward contracts, options and futures contracts (including options and futures contracts on non-U.S. currencies), to the extent permitted, will be subject to special provisions of the Internal Revenue Code (including provisions relating to “hedging transactions” and “straddles”) that, among other consequences, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, non-U.S. currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.
The Fund’s investments in so-called “Section 1256 contracts,” such as regulated futures contracts, most non-U.S. currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All Section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in Section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.
Qualified Dividend Income.  Distributions by the Fund of investment company taxable income (including any short-term capital gains), whether received in cash or shares, will be taxable either as ordinary income or as qualified dividend income, which is eligible to be taxed at long-term capital gain rates to the extent the Fund receives qualified dividend income on the securities it holds and the Fund reports the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable U.S. corporations (but generally not from U.S. REITs) and certain non-U.S. corporations (e.g., non-U.S. corporations that are not PFICs and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S. (where the dividends are paid with respect to such stock)). Under current IRS guidance, the U.S. has appropriate comprehensive income tax treaties with the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Bulgaria, Canada, China (but not with Hong Kong, which is treated as a separate jurisdiction for U.S. tax purposes), Cyprus, the Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Latvia, Lithuania, Luxembourg, Malta, Mexico, Morocco, the Netherlands, New Zealand, Norway, Pakistan, the Philippines, Poland, Portugal, Romania, Russia, the Slovak Republic, Slovenia, South Africa, South Korea, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, the U.K. and Venezuela. Substitute payments received by the Fund for securities lent out by the Fund will not be qualified dividend income.
A dividend from the Fund will not be treated as qualified dividend income to the extent that: (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex-dividend with respect to such dividend or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder (or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under Section 163(d)(4)(B) of the Internal Revenue Code. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. However, for tax years beginning after December 31, 2017 and before January 1, 2026, a non-corporate taxpayer who is a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may report dividends as eligible for this deduction to the extent the RIC’s income is derived from ordinary REIT dividends (reduced by allocable RIC expenses). A shareholder may treat the dividends as such provided the RIC and the shareholder satisfy applicable holding period requirements. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income.
Corporate Dividends Received Deduction.  Dividends paid by the Fund that are attributable to dividends received by the Fund from U.S. corporations may qualify for the U.S. federal dividends received deduction for corporations. A 46-day minimum holding period during the 90-day period that begins 45 days prior to ex-dividend date (or 91-day minimum holding period during the 180 period beginning 90 days prior to ex-dividend date for certain preference dividends) during which risk of loss may not be diminished is required for the applicable shares, at both the Fund and shareholder level, for a dividend to be eligible for the dividends received deduction. Restrictions may apply if indebtedness, including a short sale, is attributable to the investment.
Excess Inclusion Income.  Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Internal Revenue Code. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to report some or all of its distributions as “excess inclusion income.” To Fund shareholders, such excess inclusion income may: (i) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain “disqualified organizations,” as defined by the Internal Revenue Code, are Fund shareholders. If a charitable remainder annuity trust or a charitable remainder unitrust (each as defined in Section 664 of the Internal Revenue Code) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.
The Fund tries to avoid investing in REITs that are expected to generate excess inclusion income, but the Fund may not always be successful in doing so. Because information about a REIT’s investments may be inadequate or inaccurate, or because a REIT may change its investment program, the Fund may not be successful in avoiding the consequences described above. Avoidance of investments in REITs that generate excess inclusion income may require the Fund to forego otherwise attractive investment opportunities.
Non-U.S. Investments.  Under Section 988 of the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on non-U.S. currency, non-U.S. currency forward contracts and certain non-U.S. currency options or futures contracts denominated in non-U.S. currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.
The Fund may be subject to non-U.S. income taxes withheld at the source. The Fund, if permitted to do so, may elect to “pass through” to its investors the amount of non-U.S. income taxes paid by the Fund provided that the Fund held the security on the dividend settlement date and for at least 15 additional days immediately before and/or thereafter, with the result that each investor with respect to shares of the Fund held for a minimum 16-day holding period at the time of deemed distribution will (i) include in gross income, even though not actually received, the investor’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income, but only for investors who itemize their deductions on their personal tax returns) or credit (in calculating U.S. federal income tax) the investor’s pro rata share of the Fund’s non-U.S. income taxes. Withholding taxes on dividends on non-U.S. securities while such securities are lent out by the Fund are not eligible for non-U.S. tax credit pass through. Taxes not “passed through” for tax purposes will not be available to shareholders for foreign tax credit purposes. A non-U.S. person invested in the Fund in a year that the Fund elects to “pass through” its non-U.S. taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A non-U.S. tax credit may not exceed the investor’s U.S. federal income tax otherwise payable with respect to the investor’s non-U.S. source income. For this purpose, shareholders must treat as non-U.S. source gross income (i) their proportionate shares of non-U.S. taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from non-U.S. sources; the Fund’s gain from the sale of securities will generally be treated as U.S.-source income. Certain limitations will be imposed to the extent to which the non-U.S. tax credit may be claimed. If your Fund shares are loaned pursuant to securities lending arrangements, you may lose the ability to use any non-U.S. tax credits passed through by the Fund or to treat Fund dividends (paid while the shares are held by the borrower) as qualified dividends. Regarding a short sale with respect to shares of the Fund, substitute payments made to the lender of such shares may not be deductible under certain circumstances. Consult your financial intermediary or tax advisor.
Passive Foreign Investment Companies.  If the Fund purchases shares in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
If the Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Internal Revenue Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.
Alternatively, the Fund may make a mark-to-market election that would result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effects of these rules.
Reporting.  If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Other Taxes.  Dividends, distributions and redemption proceeds may also be subject to additional state, local and non-U.S. taxes depending on each shareholder’s particular situation.
Taxation of Non-U.S. Shareholders.  Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. Dividends paid by the Fund from net tax-exempt income or long-term capital gains are generally not subject to such withholding tax. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or IRS Form W-8BEN-E certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the U.S. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN, IRS Form W-8BEN-E or other applicable form may be subject to backup withholding at the appropriate rate.
Properly-reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder or partner, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s “qualified short-term capital gains” (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN, IRS Form W-8BEN-E or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
Special rules may apply to a foreign shareholder receiving a Fund distribution if at least 50% of the Fund’s assets consist of interests in U.S. real property interests, including certain REITs and U.S. real property holding corporations (as defined in the Internal Revenue Code and Treasury regulations). Fund distributions that are attributable to gain from the disposition of a U.S. real property interest will be taxable as ordinary dividends and subject to withholding at a 30% or lower treaty rate if the foreign shareholder held no more than 5% of the Fund’s shares at any time during the one-year period ending on the date of the distribution. If the foreign shareholder held at least 5% of the Fund’s shares, the distribution would be treated as income effectively connected with a trade or business within the U.S. and the foreign shareholder would be subject to withholding tax at a rate of 21% and would generally be required to file a U.S. federal income tax return.
Similar consequences would generally apply to a foreign shareholder’s gain on the sale of Fund shares unless the Fund is domestically controlled (meaning that more than 50% of the value of the Fund’s shares is held by U.S. shareholders) or the foreign shareholder owns no more than 5% of the Fund’s shares at any time during the five-year period ending on the date of sale. Finally, a domestically controlled Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests. Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
Shareholders that are nonresident aliens or foreign entities are urged to consult their own tax advisors concerning the particular tax consequences to them of an investment in the Fund.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to: (i) foreign financial institutions, including non-U.S. investment funds, unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders; and (ii) certain other foreign entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, foreign financial institutions will need to: (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders; comply with due diligence procedures with respect to the identification of U.S. accounts; report to the IRS certain information with respect to U.S. accounts maintained; agree to withhold tax on certain payments made to non-compliant foreign financial institutions or to account holders who fail to provide the required information; and determine certain other information concerning their account holders, or (ii) in the event an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other foreign entities may need to report the name, address, and taxpayer identification number of each substantial U.S. owner or provide certifications of no substantial U.S. ownership unless certain exceptions apply.

Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the U.S. and subject to the U.S. estate tax.
The foregoing discussion is a summary of certain material U.S. federal income tax considerations only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisors as to the tax consequences of investing in such shares, including consequences under state, local and non-U.S. tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.
Financial Statements
Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.
Miscellaneous Information
Counsel.  Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.
Independent Registered Public Accounting Firm.  PricewaterhouseCoopers LLP, located at Two Commerce Square, 2001 Market Street, Philadelphia, PA 19103, serves as the Trust's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.
Shareholder Communications to the Board.  The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to iShares Board of Trustees, c/o BlackRock Fund Advisors, iShares Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns shares; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.
Investors’ Rights.  The Fund relies on the services of BFA and its other service providers, including the Distributor, administrator, custodian and transfer agent. Further information about the duties and roles of these service providers is set out in this SAI. Investors who acquire shares of the Fund are not parties to the relevant agreement with these service providers and do not have express contractual rights against the Fund or its service providers, except certain institutional investors that are Authorized Participants may have certain express contractual rights with respect to the Distributor under the terms of the relevant Authorized Participant Agreement. Investors may have certain legal rights under federal or state law against the Fund or its service providers. In the event that an investor considers that it may have a claim against the Fund, or against any service provider in connection with its investment in the Fund, such investor should consult its own legal advisor.
By contract, Authorized Participants irrevocably submit to the non-exclusive jurisdiction of any New York State or U.S. federal court sitting in New York City over any suit, action or proceeding arising out of or relating to the Authorized Participant Agreement. Jurisdiction over other claims, whether by investors or Authorized Participants, will turn on the facts of the particular case and the law of the jurisdiction in which the proceeding is brought.

Appendix A - iShares ETFs Proxy Voting Policies
Open-End Fund Proxy Voting Policy
Procedures Governing Delegation of Proxy Voting to Fund Advisers
Effective Date: August 1, 2021
Last Review Date: August 25, 2023
Open-End Mutual Funds (including money market funds)
Exchange-Traded Funds
Objective and Scope
Set forth below is the Open-End Fund Proxy Voting Policy.
Policy/Document Requirements and Statements
The Boards of Trustees/Directors (“Directors”) of open-end funds (the “Funds”) advised by BlackRock Fund Advisors or BlackRock Advisors, LLC (“BlackRock”), have the responsibility for the oversight of voting proxies relating to portfolio securities of the Funds, and have determined that it is in the best interests of the Funds and their shareholders to delegate the responsibility to vote proxies to BlackRock, subject to the principles outlined in this Policy, as part of BlackRock’s authority to manage, acquire and dispose of account assets, all as contemplated by the Funds’ respective investment management agreements.
BlackRock has adopted guidelines and procedures (together and as from time to time amended, the “BlackRock proxy voting guidelines”) governing proxy voting by accounts managed by BlackRock.
BlackRock will cast votes on behalf of each of the Funds on specific proxy issues in respect of securities held by each such Fund (or may refrain from voting) in accordance with the BlackRock proxy voting guidelines.
BlackRock will report on an annual basis to the Directors on (1) a summary of the proxy voting process as applicable to the Funds in the preceding year together with a representation that all votes were in accordance with the BlackRock proxy voting guidelines, and (2) any changes to the BlackRock proxy voting guidelines that have not previously been reported.

BlackRock Investment Stewardship
Global Principles
Effective as of January 2024
BlackRock

The purpose of this document is to provide an overarching explanation of BlackRock’s approach globally to our responsibilities as a shareholder on behalf of our clients, our expectations of companies, and our commitments to clients in terms of our own governance and transparency.

Introduction to BlackRock
BlackRock’s purpose is to help more and more people experience financial well-being. We manage assets on behalf of institutional and individual clients, across a full spectrum of investment strategies, asset classes, and regions. Our client base includes pension plans, endowments, foundations, charities, official institutions, insurers, and other financial institutions, as well as individuals around the world.
Philosophy on investment stewardship
As part of our fiduciary duty to our clients, we consider it one of our responsibilities to promote sound corporate governance as an informed, engaged shareholder on their behalf. At BlackRock, this is the responsibility of the BlackRock Investment Stewardship (BIS) team.
In our experience, sound governance is critical to the success of a company, the protection of investors’ interests, and long-term financial value creation. We take a constructive, long-term approach with companies and seek to understand how they are managing the drivers of risk and financial value creation in their business models. We have observed that well-managed companies will effectively evaluate and address risks and opportunities relevant to their businesses, which supports durable, long-term financial value creation. As one of many minority shareholders, BlackRock cannot – and does not try to – direct a company’s strategy or its implementation.
Shareholder rights
We believe that there are certain fundamental rights attached to shareholding. Shareholders should have the right to:
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Elect, remove, and nominate directors, approve the appointment of the auditor, and amend the corporate charter or by-laws.
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Vote on key board decisions that are material to the protection of their investment, including but not limited to, changes to the purpose of the business, dilution levels and pre-emptive rights, and the distribution of income and capital structure.
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Access sufficient and timely information on material governance, strategic, and business matters to make informed decisions.
In our view, shareholder voting rights should be proportionate to economic ownership—the principle of “one share, one vote” helps to achieve this balance.
Consistent with these shareholder rights, BlackRock monitors and provides feedback to companies in our role as stewards of our clients’ assets. Investment stewardship is how we use our voice as an investor to promote sound corporate governance and business practices that support the ability of companies to deliver long-term financial performance for our clients. We do this through engagement with companies, proxy voting on behalf of those clients who have given us authority, and participating in market-level dialogue to improve corporate governance standards.
Engagement is an important mechanism for providing feedback on company practices and disclosures, particularly where our observations indicate that they could be enhanced to support a company’s ability to deliver financial performance. Similarly, it provides us with an opportunity to hear directly from company boards and management on how they believe their actions are aligned with the long-term economic interests of shareholders. Engagement with companies may also inform our proxy voting decisions.
As a fiduciary, we vote in the long-term economic interests of our clients. Generally, we support the recommendations of the board of directors and management. However, there may be instances where we vote against the election of directors or other management proposals, or support shareholder proposals. For instance, we may vote against management recommendations where we are concerned that the board may not be acting in the long-term economic interests of shareholders, or disclosures do not provide sufficient information to assess how material, strategic risks and opportunities are being managed. Our regional proxy voting guidelines are informed by our market-specific approach and standards of corporate governance best practices.
Key Themes
While accepted standards and norms of corporate governance can differ between markets, in our experience, there are certain globally-applicable fundamental elements of governance that contribute to a company’s ability to create long-term financial value for shareholders. These global themes are set out in this overarching set of principles (the “Principles”), which are anchored in transparency and accountability. At a minimum, it is our view that companies should observe the accepted corporate governance standards in their domestic market and we ask that, if they do not, they explain how their approach better supports durable, long-term financial value creation.
These Principles cover seven key subjects:
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Boards and directors
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Auditors and audit-related issues
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Capital structure, mergers, asset sales, and other special transactions
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Executive compensation
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Material sustainability-related risks and opportunities
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Other corporate governance matters and shareholder protections
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Shareholder proposals
Our regional and market-specific voting guidelines explain how these Principles inform our voting decisions in relation to common ballot items for shareholder meetings in those markets. Alongside the Principles and regional voting guidelines, BIS publishes our engagement priorities which reflect the five themes on which we most frequently engage companies, where they are relevant, as these can be a source of material business risk or opportunity. Collectively, these BIS policies set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.
Boards and directors
We believe that an effective and well-functioning board that has appropriate governance structures to facilitate oversight of a company's management and strategic initiatives is critical to the long-term financial success of a company and the protection of shareholders’ economic interests. In our view, a strong board can be a competitive advantage to a company, providing valuable oversight of and perspectives to management on the most important decisions in support of long-term financial performance. As part of their responsibilities, board members have a fiduciary duty to shareholders to oversee the strategic direction, operations, and risk management of a company. For this reason, BIS sees engagement with and the election of directors as one of our most important responsibilities. Disclosure of material risks that may affect a company’s long-term strategy and financial value creation, including material sustainability-related factors when relevant, is essential for shareholders to appropriately understand and assess how effectively management is identifying, managing, and mitigating such risks.
The board should establish and maintain a framework of robust and effective governance mechanisms to support its oversight of the company’s strategy and operations consistent with the long-term economic interests of investors. There should be clear descriptions of the role of the board and the committees of the board and how directors engage with and oversee management. We look to the board to articulate the effectiveness of these mechanisms in overseeing the management of business risks and opportunities and the fulfillment of the company’s purpose and strategy.
Where a company has not adequately disclosed and demonstrated that its board has fulfilled these corporate governance and risk oversight responsibilities, we will consider voting against the election of directors who, on our assessment, have particular responsibility for the issues. We assess director performance on a case-by-case basis and in light of each company’s circumstances, taking into consideration their governance, business practices that support durable, long-term financial value creation, and performance. Set out below are ways in which boards and directors can demonstrate a commitment to acting in the long-term economic interests of all shareholders.
Regular accountability through director elections
It is our view that directors should stand for election on a regular basis, ideally annually. In our experience, annual director elections allow shareholders to reaffirm their support for board members and/or hold them accountable for their decisions in a timely manner. When board members are not elected annually, in our experience, it is good practice for boards to have a rotation policy to ensure that, through a board cycle, all directors have had their appointment re-confirmed, with a proportion of directors being put forward for election at each annual general meeting.
Effective board composition
Regular director elections also give boards the opportunity to adjust their composition in an orderly way to reflect developments in the company’s strategy and the market environment. In our view, it is beneficial for new directors to be brought onto the board periodically to refresh the group’s thinking, while supporting both continuity and appropriate succession planning. We consider the average overall tenure of the board, and seek a balance between the knowledge and experience of longer-serving directors and the fresh perspectives of directors who joined more recently. We encourage companies to regularly review the effectiveness of their board (including its size), and assess directors nominated for election in the context of the composition of the board as a whole. In our view, the company’s assessment should consider a number of factors, including each director’s independence and time commitments, as well as the diversity and relevance of director experiences and skillsets, and how these factors may contribute to the financial performance of the company.
Similarly, there should be a sufficient number of independent directors, free from conflicts of interest or undue influence from connected parties, to ensure objectivity in the decision-making of the board and its ability to oversee management. Common impediments to independence may include but are not limited to:
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Current or recent employment at the company or a subsidiary
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Being, or representing, a shareholder with a substantial shareholding in the company
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Interlocking directorships
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Having any other interest, business, or other relationship which could, or could reasonably be perceived to, materially interfere with a director’s ability to act in the best interests of the company and shareholders.
In our experience, boards are most effective at overseeing and advising management when there is a senior, independent board leader. This director may chair the board, or, where the chair is also the CEO (or is otherwise not independent), be designated as a lead independent director. The role of this director is to enhance the effectiveness of the independent members of the board through shaping the agenda, ensuring adequate information is provided to the board, and encouraging independent director participation in board deliberations. The lead independent director or another appropriate director should be available to meet with shareholders in those situations where an independent director is best placed to explain and contextualize a company’s approach.
There are matters for which the board has responsibility that may involve a conflict of interest for executives or for affiliated directors, or require additional focus. It is our view that objective oversight of such matters is best achieved when the board forms committees comprised entirely of independent directors. In many markets, these committees of the board specialize in audit, director nominations, and compensation matters. An ad hoc committee might also be formed to decide on a special transaction, particularly one involving a related party, or to investigate a significant adverse event.
When nominating directors to the board, we look to companies to provide sufficient information on the individual candidates so that shareholders can assess the capabilities and suitability of each individual nominee and their fit within overall board composition. These disclosures should give an understanding of how the collective experience and expertise of the board, as well as the particular skill-sets of individual directors, aligns with the company’s long-term strategy and business model. Highly qualified, engaged directors with professional characteristics relevant to a company’s business and strategy enhance the ability of the board to add value and be the voice of shareholders in board discussions.
It is in this context that we are interested in diversity in the board room. We see it as a means to promoting diversity of thought and avoiding “group think” when the board advises and oversees management. This position is based on our view that diversity of perspective and thought – in the board room, in the management team, and throughout the company – leads to better long-term economic outcomes for companies. Academic research has revealed correlations between specific dimensions of diversity and effects on decision-making processes and outcomes.1 In our experience, greater diversity in the board room can contribute to more robust discussions and more innovative and resilient decisions. Over time, greater diversity in the board room can also promote greater diversity and resilience in the leadership team, and the workforce more broadly. That diversity can enable companies to develop businesses that better address the needs of the customers and communities they serve.
We ask boards to disclose how diversity is considered in board composition, including professional characteristics, such as a director’s industry experience, specialist areas of expertise and geographic location; as well as demographic characteristics such as gender, race/ethnicity, and age.
We look to understand a board’s diversity in the context of a company’s domicile, market capitalization, business model, and strategy. Increasingly, we see the most effective boards nominating directors from diverse backgrounds which helps ensure boards can more effectively understand the company's customers, employees, and communities. We note that in many markets, policymakers have set board gender diversity goals which we may discuss with companies, particularly if there is a

1
For a discussion on the different impacts of diversity see: McKinsey, “Diversity Wins: How Inclusion Matters,” May 2022; Harvard Business Review, “Diverse Teams Feel Less Comfortable – and That’s Why They Perform Better,” September 2016; “Do Diverse Directors Influence DEI Outcomes,” September 2022.

risk their board composition may be misaligned. Self-identified board demographic diversity can usefully be disclosed in aggregate, consistent with local law. We encourage boards to aspire to meaningful diversity of membership, while recognizing that building a strong, diverse board can take time.
Sufficient capacity
As the role and expectations of a director are increasingly demanding, directors must be able to commit an appropriate amount of time to board and committee matters. It is important that directors have the capacity to meet all of their responsibilities - including when there are unforeseen events – and therefore, they should not take on an excessive number of roles that would impair their ability to fulfill their duties.
Auditors and audit-related issues
BlackRock recognizes the critical importance of financial statements, which should provide a true and fair picture of a company’s financial condition. Accordingly, the assumptions made by management and reviewed by the auditor in preparing the financial statements should be reasonable and justified.
The accuracy of financial statements, inclusive of financial and non-financial information as required or permitted under market-specific accounting rules, is of paramount importance to BlackRock. Investors increasingly recognize that a broader range of risks and opportunities have the potential to materially impact financial performance. Over time, we anticipate investors and other users of company reporting will increasingly seek to understand and scrutinize the assumptions underlying financial statements, particularly those that pertain to the impact of the transition to a low-carbon economy on a company’s business model and asset mix. We recognize that this is an area of evolving practice and note that international standards setters, such as the International Financial Reporting Standards (IFRS) Board and the International Auditing and Assurance Standards Board (IAASB), continue to develop their guidance to companies.2
In this context, audit committees, or equivalent, play a vital role in a company’s financial reporting system by providing independent oversight of the accounts, material financial and, where appropriate to the jurisdiction, non-financial information and internal control frameworks. Moreover, in the absence of a dedicated risk committee, these committees can provide oversight of Enterprise Risk Management systems.3 In our view, effective audit committee oversight strengthens the quality and reliability of a company’s financial statements and provides an important level of reassurance to shareholders.
We hold members of the audit committee or equivalent responsible for overseeing the management of the audit function. Audit committees or equivalent should have clearly articulated charters that set out their responsibilities and have a rotation plan in place that allows for a periodic refreshment of the committee membership to introduce fresh perspectives to audit oversight. We recognize that audit committees will rely on management, internal audit, and the independent auditor in fulfilling their responsibilities but look to committee members to demonstrate they have relevant expertise to monitor and oversee the audit process and related activities.
We take particular note of unexplained changes in reporting methodology, cases involving significant financial restatements, or ad hoc notifications of material financial weakness. In this respect, audit committees should provide timely disclosure on the remediation of Key and Critical Audit Matters identified either by the external auditor or internal audit function.
The integrity of financial statements depends on the auditor being free of any impediments to being an effective check on management. To that end, it is important that auditors are, and are seen to be, independent. Where an audit firm provides services to the company in addition to the audit, the fees earned should be disclosed and explained. Audit committees should have in place a procedure for assessing annually the independence of the auditor and the quality of the external audit process.
Comprehensive disclosure provides investors with a sense of the company’s long-term operational risk management practices and, more broadly, the quality of the board’s oversight. The audit or risk committee, should periodically review the company’s risk assessment and risk management policies and the significant risks and exposures identified by management, the internal auditors or the independent auditors and management’s steps to address them. In the absence of detailed disclosures, we may reasonably conclude that companies are not adequately managing risk.

2
IFRS, “IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information”, June 2023, and IAASB, “IAASB Launches Public Consultation on Landmark Proposed Global Sustainability Assurance Standard”, August 2023.
3
Enterprise risk management is a process, effected by the entity’s board of directors, management, and other personnel, applied in strategy setting and across the enterprise, designed to identify potential events that may affect the entity, and manage risk to be within the risk appetite, to provide reasonable assurance regarding the achievement of objectives. (Committee of Sponsoring Organizations of the Treadway Commission (COSO), Enterprise Risk Management — Integrated Framework, September 2004, New York, NY, updated in 2017. Please see: https://www.coso.org/SitePages/Home.aspx).

Capital structure, mergers, asset sales, and other special transactions
The capital structure of a company is critical to shareholders as it impacts the value of their investment and the priority of their interest in the company relative to that of other equity or debt investors. Pre-emptive rights are a key protection for shareholders against the dilution of their interests.
Effective voting rights are basic rights of share ownership and a core principle of effective governance. Shareholders, as the residual claimants, have the strongest interest in protecting the financial value of the company, and voting rights should match economic exposure, i.e. one share, one vote.
In principle, we disagree with the creation of a share class with equivalent economic exposure and preferential, differentiated voting rights. In our view, this structure violates the fundamental corporate governance principle of proportionality and results in a concentration of power in the hands of a few shareholders, thus disenfranchising other shareholders and amplifying any potential conflicts of interest. However, we recognize that in certain markets, at least for a period of time, companies may have a valid argument for listing dual classes of shares with differentiated voting rights. In our view, such companies should review these share class structures on a regular basis or as company circumstances change. Additionally, they should seek shareholder approval of their capital structure on a periodic basis via a management proposal at the company’s shareholder meeting. The proposal should give unaffiliated shareholders the opportunity to affirm the current structure or establish mechanisms to end or phase out controlling structures at the appropriate time, while minimizing costs to shareholders.
In assessing mergers, asset sales, or other special transactions, BlackRock’s primary consideration is the long-term economic interests of our clients as shareholders. Boards proposing a transaction should clearly explain the economic and strategic rationale behind it. We will review a proposed transaction to determine the degree to which it can enhance long-term shareholder value. We find long-term investors like our clients typically benefit when proposed transactions have the unanimous support of the board and have been negotiated at arm’s length. We may seek reassurance from the board that the financial interests of executives and/or board members in a given transaction have not adversely affected their ability to place shareholders’ interests before their own. Where the transaction involves related parties, the recommendation to support should come from the independent directors, a best practice in most markets, and ideally, the terms should have been assessed through an independent appraisal process. In addition, it is good practice that it be approved by a separate vote of the non-conflicted parties.
As a matter of sound governance practice, shareholders should have a right to dispose of company shares in the open market without unnecessary restriction. In our view, corporate mechanisms designed to limit shareholders’ ability to sell their shares are contrary to basic property rights. Such mechanisms can serve to protect and entrench interests other than those of the shareholders. In our view, shareholders are broadly capable of making decisions in their own best interests. We encourage any so-called “shareholder rights plans” proposed by a board to be subject to shareholder approval upon introduction and periodically thereafter.
Executive compensation
In most markets, one of the most important roles for a company’s board of directors is to put in place a compensation structure that incentivizes and rewards executives appropriately. There should be a clear link between variable pay and operational and financial performance. Performance metrics should be stretching and aligned with a company’s strategy and business model. BIS does not have a position on the use of sustainability-related criteria in compensation structures, but in our view, where companies choose to include these components, they should be adequately disclosed, material to the company’s strategy, and as rigorous as other financial or operational targets. Long-term incentive plans should encompass timeframes that 1) are distinct from annual executive compensation structures and metrics, and 2) encourage the delivery of strong financial results over a period of years. Compensation committees should guard against contractual arrangements that would entitle executives to material compensation for early termination of their employment. Finally, pension contributions and other deferred compensation arrangements should be reasonable, in light of market practices.
We are not supportive of one-off or special bonuses unrelated to company or individual performance. Where discretion has been used by the compensation committee or its equivalent, we expect disclosure relating to how and why the discretion was used, and how the adjusted outcome is aligned with the interests of shareholders. We acknowledge that the use of peer group evaluation by compensation committees can help ensure competitive pay; however, we are concerned when the rationale for increases in total compensation at a company is solely based on peer benchmarking, rather than a rigorous measure of outperformance. We encourage companies to clearly explain how compensation outcomes have rewarded performance.

We encourage boards to consider building clawback provisions into incentive plans such that companies could clawback compensation or require executives to forgo awards when compensation was based on faulty financial statements or deceptive business practices. We also favor recoupment from or the foregoing of the grant of any awards by any senior executive whose behavior caused material financial harm to shareholders, material reputational risk to the company, or resulted in a criminal investigation, even if such actions did not ultimately result in a material restatement of past results.
Non-executive directors should be compensated in a manner that is commensurate with the time and effort expended in fulfilling their professional responsibilities. Additionally, these compensation arrangements should not risk compromising directors’ independence or aligning their interests too closely with those of the management, whom they are charged with overseeing.
We use third party research, in addition to our own analysis, to evaluate existing and proposed compensation structures. BIS may signal concerns through not supporting management’s proposals to approve compensation, where they are on the agenda. We may also vote against members of the compensation committee or equivalent board members for poor compensation practices or structures.
Material sustainability-related risks and opportunities
It is our view that well-managed companies will effectively evaluate and manage material sustainability-related risks and opportunities relevant to their businesses. As with all risks and opportunities in a company's business model, appropriate oversight of material sustainability considerations is a core component of having an effective governance framework, which supports durable, long-term financial value creation.
Robust disclosure is essential for investors to effectively evaluate companies’ strategy and business practices related to material sustainability-related risks and opportunities. Long-term investors like our clients can benefit when companies demonstrate that they have a resilient business model through disclosures that cover governance, strategy, risk management, and metrics and targets, including industry-specific metrics. The International Sustainability Standards Board (ISSB) standards, IFRS S1 and S2,4 provide companies with a useful guide to preparing this disclosure. The standards build on the Task Force on Climate-related Financial Disclosures (TCFD) framework and the standards and metrics developed by the Sustainability Accounting Standards Board (SASB), which have converged under the ISSB. We recognize that companies may phase in reporting aligned with the ISSB standards over several years. We also recognize that some companies may report using different standards, which may be required by regulation, or one of a number of voluntary standards. In such cases, we ask that companies highlight the metrics that are industry- or company-specific.
We note that climate and other sustainability-related disclosures often require companies to collect and aggregate data from various internal and external sources. We recognize that the practical realities of data collection and reporting may not line up with financial reporting cycles and companies may require additional time after their fiscal year-end to accurately collect, analyze, and report this data to investors.
That said, to give investors time to assess the data, we encourage companies to produce climate and other sustainability-related disclosures sufficiently in advance of their annual meeting, to the best of their abilities.
Companies may also choose to adopt or refer to guidance on sustainable and responsible business conduct issued by supranational organizations such as the United Nations or the Organization for Economic Cooperation and Development. Further, industry initiatives on managing specific operational risks may provide useful guidance to companies on best practices and disclosures. We find it helpful to our understanding of investment risk when companies disclose any relevant global climate and other sustainability-related standards adopted, the industry initiatives in which they participate, any peer group benchmarking undertaken, and any assurance processes to help investors understand their approach to sustainable and responsible business practices. We will express any concerns through our voting where a company’s actions or disclosures do not seem adequate in light of the materiality of the business risks.
Climate and nature-related risk
While companies in various sectors and geographies may be affected differently by climate-related risks and opportunities, the low-carbon transition is an investment factor that can be material for many companies and economies around the globe.

4
The objective of IFRS S1 General Requirements for Disclosure of Sustainability-related Financial Information is to require an entity to disclose information about its sustainability-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity. The objective of IFRS S2 Climate-related Disclosures is to require an entity to disclose information about its climate-related risks and opportunities that is useful to primary users of general-purpose financial reports in making decisions relating to providing resources to the entity.

We seek to understand, from company disclosures and engagement, the strategies companies have in place to manage material risks to, and opportunities for, their long-term business model associated with a range of climate-related scenarios, including a scenario in which global warming is limited to well below 2°C, considering global ambitions to achieve a limit of 1.5°C. As one of many shareholders, and typically a minority one, BlackRock does not tell companies what to do. It is the role of the board and management to set and implement a company's long-term strategy to deliver long-term financial returns.
Our research shows that the low-carbon transition is a structural shift in the global economy that will be shaped by changes in government policies, technology, and consumer preferences, which may be material for many companies.5 Yet the path to a low-carbon economy is deeply uncertain and uneven, with different parts of the economy moving at different speeds. BIS recognizes that it can be challenging for companies to predict the impact of climate-related risk and opportunity on their businesses and operating environments. Many companies are assessing how to navigate the low-carbon transition while delivering long-term value to investors. In this context, we encourage companies to publicly disclose, consistent with their business model and sector, how they intend to deliver long-term financial performance through the transition to a low-carbon economy. Where available, we appreciate companies publishing their transition plan.6
Consistent with the ISSB standards, we are better able to assess preparedness for the low-carbon transition when companies disclose short-, medium- and long-term targets, ideally science-based where these are available for their sector, for scope 1 and 2 greenhouse gas emissions (GHG) reductions and to demonstrate how their targets are consistent with the long-term financial interests of their investors.
While we recognize that regulators in some markets are moving to mandate certain disclosures, at this stage, we view scope 3 emissions differently from scopes 1 and 2, given methodological complexity, regulatory uncertainty, concerns about double-counting, and lack of direct control by companies. We welcome disclosures and commitments companies choose to make regarding scope 3 emissions and recognize these are provided on a good-faith basis as methodology develops. Our publicly available commentary provides more information on our approach to climate-related risks and opportunities.
In addition to climate-related risks and opportunities, the management of nature-related factors is increasingly a component of some companies’ ability to generate durable, long-term financial returns for shareholders, particularly where a company’s strategy is heavily reliant on the availability of natural capital, or whose supply chains are exposed to locations with nature-related risks. We look for such companies to disclose how they manage any reliance and impact on, as well as use of, natural capital, including appropriate risk oversight and relevant metrics and targets, to understand how these factors are integrated into strategy. We will evaluate these disclosures to inform our view of how a company is managing material nature-related risks and opportunities, as well as in our assessment of relevant shareholder proposals. Our publicly available commentary provides more information on our approach to natural capital.7
Key stakeholder interests
In order to advance long-term shareholders’ interests, companies should consider the interests of the various parties on whom they depend for their success over time. It is for each company to determine their key stakeholders based on what is material to their business and long-term financial performance. For many companies, key stakeholders include employees, business partners (such as suppliers and distributors), clients and consumers, regulators, and the communities in which they operate.
As a long-term shareholder on behalf of our clients, we find it helpful when companies disclose how they have identified their key stakeholders and considered their interests in business decision-making. In addition to understanding broader stakeholder relationships, BIS finds it helpful when companies consider the needs of their workforce today, and the skills required for their future business strategy. We are also interested to understand the role of the board, which is well positioned to ensure that the approach taken is informed by and aligns with the company’s strategy and purpose.

5
BlackRock Investment Institute, “Tracking the low-carbon transition”, July 2023.
6
We have observed that more companies are developing such plans, and public policy makers in a number of markets are signaling their intentions to require them. We view transition plans (TPs) as a method for a company to both internally assess and externally communicate long-term strategy, ambition, objectives, and actions to create financial value through the global transition towards a low-carbon economy. While many initiatives across jurisdictions outline a framework for TPs, there is no consensus on the key elements these plans should contain. We view useful disclosure as that which communicates a company’s approach to managing financially material, business relevant risks and opportunities – including climate-related risks – to deliver long-term financial performance, thus enabling investors to make more informed decisions.
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Given the growing awareness of the materiality of these issues for certain businesses, enhanced reporting on a company's natural capital dependencies and impacts would aid investors’ understanding. In our view, the final recommendations of the Taskforce on Nature-related Financial Disclosures may prove useful to some companies. We recognize that some companies may report using different standards, which may be required by regulation, or one of a number of other private sector standards.

Companies should articulate how they address material adverse impacts that could arise from their business practices and affect critical relationships with their stakeholders. We encourage companies to implement, to the extent appropriate, monitoring processes (often referred to as due diligence) to identify and mitigate potential adverse impacts and grievance mechanisms to remediate any actual adverse material impacts. In our view, maintaining trust within these relationships can contribute to a company’s long-term success.
Other corporate governance matters and shareholder protections
In our view, shareholders have a right to material and timely information on the financial performance and viability of the companies in which they invest. In addition, companies should publish information on the governance structures in place and the rights of shareholders to influence these structures. The reporting and disclosure provided by companies help shareholders assess the effectiveness of the board’s oversight of management and whether investors’ economic interests have been protected. We believe shareholders should have the right to vote on key corporate governance matters, including changes to governance mechanisms, to submit proposals to the shareholders’ meeting, and to call special meetings of shareholders.
Corporate form
In our view, it is the responsibility of the board to determine the corporate form that is most appropriate given the company’s purpose and business model.8 Companies proposing to change their corporate form to a public benefit corporation or similar entity should put it to a shareholder vote if not already required to do so under applicable law. Supporting documentation from companies or shareholder proponents proposing to alter the corporate form should clearly articulate how the interests of shareholders and different stakeholders would be impacted as well as the accountability and voting mechanisms that would be available to shareholders. As a fiduciary on behalf of clients, we generally support management proposals if our analysis indicates that shareholders’ economic interests are adequately protected. Relevant shareholder proposals are evaluated on a case-by-case basis.
Shareholder proposals
In most markets in which BlackRock invests on behalf of clients, shareholders have the right to submit proposals to be voted on by shareholders at a company’s annual or extraordinary meeting, as long as eligibility and procedural requirements are met. The matters that we see put forward by shareholders address a wide range of topics, including governance reforms, capital management, and improvements in the management or disclosure of sustainability-related risks.
BlackRock is subject to legal and regulatory requirements in the U.S. that place restrictions and limitations on how BlackRock can interact with the companies in which we invest on behalf of our clients, including our ability to submit shareholder proposals. We can vote, on behalf of clients who authorize us to do so, on proposals put forth by others.
When assessing shareholder proposals, we evaluate each proposal on its merit, with a singular focus on its implications for long-term financial value creation by that company. We believe it is helpful for companies to disclose the names of the proponent or organization that has submitted or advised on the proposal. We consider the business and economic relevance of the issue raised, as well as its materiality and the urgency with which our experience indicates it should be addressed. We would not support proposals that we believe would result in over-reaching into the basic business decisions of the company. We take into consideration the legal effect of the proposal, as shareholder proposals may be advisory or legally binding depending on the jurisdiction, while others may make requests that would be deemed illegal in a given jurisdiction.
Where a proposal is focused on a material business risk that we agree needs to be addressed and the intended outcome is consistent with long-term financial value creation, we will look to the board and management to demonstrate that the company has met the intent of the request made in the shareholder proposal. Where our analysis and/or engagement indicate an opportunity for improvement in the company’s approach to the issue, we may support shareholder proposals that are reasonable and not unduly prescriptive or constraining on management.
We recognize that some shareholder proposals bundle topics and/or specific requests and include supporting statements that explain the reasoning or objectives of the proponent. In voting on behalf of clients, we do not submit or edit proposals or the supporting statements – we must vote yes or no on the proposal as phrased by the proponent. Therefore, when we vote in support of a proposal, we are not necessarily endorsing every element of the proposal or the reasoning, objectives, or supporting statement of the proponent. We may support a proposal for different reasons from those put forth by the proponent, when we believe that, overall, it can advance our clients' long-term financial interests. We would normally explain to the company our rationale for supporting such proposals.

8
Corporate form refers to the legal structure by which a business is organized.

Alternatively, or in addition, we may vote against the election of one or more directors if, in our assessment, the board has not responded sufficiently or with an appropriate sense of urgency. We may also support a proposal if management is on track, but we believe that voting in favor might accelerate efforts to address a material risk.
BlackRock’s oversight of its investment stewardship activities
Oversight
BlackRock maintains three regional advisory committees (Stewardship Advisory Committees) for a) the Americas; b) Europe, the Middle East and Africa; and c) Asia-Pacific, generally consisting of senior BlackRock investment professionals and/or senior employees with practical boardroom experience. The regional Stewardship Advisory Committees review and advise on amendments to BIS regional proxy voting guidelines (the Guidelines) covering markets within each respective region. The advisory committees do not determine voting decisions, which are the responsibility of BIS.
In addition to the regional Stewardship Advisory Committees, the Investment Stewardship Global Oversight Committee (Global Oversight Committee) is a risk-focused committee, comprised of senior representatives from various BlackRock investment teams, a senior legal representative, the Global Head of Investment Stewardship (Global Head), and other senior executives with relevant experience and team oversight. The Global Committee does not determine voting decisions, which are the responsibility of BIS.
The Global Head has primary oversight of the activities of BIS, including voting in accordance with the Guidelines, which require the application of professional judgment and consideration of each company’s unique circumstances. The Global Committee reviews and approves amendments to these Principles. The Global Committee also reviews and approves amendments to the regional Guidelines, as proposed by the regional Stewardship Advisory Committees.
In addition, the Global Committee receives and reviews periodic reports regarding the votes cast by BIS, as well as updates on material process issues, procedural changes, and other risk oversight considerations. The Global Committee reviews these reports in an oversight capacity as informed by the Guidelines.
BIS carries out engagement with companies, executes proxy votes, and conducts vote operations (including maintaining records of votes cast) in a manner consistent with the relevant Guidelines. BIS also conducts research on corporate governance issues and participates in industry discussions to contribute to and keep abreast of important developments in the corporate governance field. BIS may utilize third parties for certain of the foregoing activities and performs oversight of those third parties. BIS may raise complicated or particularly controversial matters for internal discussion with the relevant investment teams and governance specialists for discussion and guidance prior to making a voting decision.
Vote execution
BlackRock votes on proxy issues when our clients authorize us to do so. When BlackRock has been authorized to vote on behalf of our clients, we carefully consider proxies submitted to funds and other fiduciary account(s) (Fund or Funds) for which we have voting authority. BlackRock votes (or refrains from voting) proxies for each Fund for which we have voting authority based on our evaluation of the alignment of the voting items with the long-term economic interests of our clients, in the exercise of our independent business judgment, and without regard to the relationship of the issuer of the proxy (or any shareholder proponent or dissident shareholder) to the Fund, the Fund’s affiliates (if any), BlackRock or BlackRock’s affiliates, or BlackRock employees (see “Conflicts management policies and procedures,” below).
When exercising voting rights, BIS will normally vote on specific proxy issues in accordance with the Guidelines for the relevant market, as well as the Global Principles. The Guidelines are reviewed annually and are amended consistent with changes in the local market practice, as developments in corporate governance occur, or as otherwise deemed advisable by the applicable Stewardship Advisory Committees. BIS analysts may, in the exercise of their professional judgment, conclude that the Guidelines do not cover the specific matter upon which a proxy vote is required or that an exception to the Guidelines would be in the long-term economic interests of BlackRock’s clients.
In the uncommon circumstance of there being a vote with respect to fixed income securities or the securities of privately held issuers, the decision generally will be made by a Fund's portfolio managers and/or BIS based on an assessment of the particular transactions or other matters at issue.
In certain markets, proxy voting involves logistical issues which can affect BIS’ ability to vote such proxies, as well as the desirability of voting such proxies. These issues include, but are not limited to: i) untimely notice of shareholder meetings; ii) restrictions on a foreigner’s ability to exercise votes; iii) requirements to vote proxies in person; iv) “share-blocking” (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting); v) potential difficulties in translating the proxy; vi) regulatory constraints; and vii) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions. We are not supportive of impediments to the exercise of voting rights such as share-blocking or overly burdensome administrative requirements.
As a consequence, BlackRock votes proxies in these situations on a “best-efforts” basis. In addition, BIS may determine that it is generally in the interests of BlackRock’s clients not to vote proxies (or not to vote our full allocation) if the costs (including but not limited to opportunity costs associated with share-blocking constraints) associated with exercising a vote are expected to outweigh the benefit the client would derive by voting on the proposal.
Active portfolio managers have full discretion to vote the shares in the Funds they manage based on their analysis of the economic impact of a particular ballot item on their investors. Portfolio managers may, from time to time, reach differing views on how to maximize economic value with respect to a particular investment. Therefore, portfolio managers may, and sometimes do, vote shares in the Funds under their management differently from BIS or from one another. However, because BlackRock’s clients are mostly long-term investors with long-term economic goals, ballots are generally cast in a uniform manner.
Voting Choice
BlackRock offers a Voting Choice program, which provides eligible clients with more opportunities to participate in the proxy voting process where legally and operationally viable. BlackRock Voting Choice aims to make proxy voting easier and more accessible for eligible clients.
Voting Choice is currently available for eligible clients invested in certain institutional pooled funds in the U.S., UK, Ireland, and Canada that utilize equity index investment strategies, as well as eligible clients in certain institutional pooled funds in the U.S., UK, and Canada that use systematic active equity (SAE) strategies. Currently, this includes over 650 pooled investment funds, including equity index funds and SAE investment funds. In addition, institutional clients in separately managed accounts (SMAs) continue to be eligible for BlackRock Voting Choice regardless of their investment strategies.9
As a result, the shares attributed to BlackRock in company share registers may be voted differently depending on whether our clients have authorized BIS to vote on their behalf, have authorized BIS to vote in accordance with a third-party policy, or have elected to vote shares in accordance with their own policy. Agreements with our clients to allow them greater control over their voting, including which policies they have selected, will be treated confidentially consistent with our treatment of similar client agreements.
Conflicts management policies and procedures
BIS maintains policies and procedures that seek to prevent undue influence on BlackRock’s proxy voting activity. Such influence might stem from any relationship between the investee company (or any shareholder proponent or dissident shareholder) and BlackRock, BlackRock’s affiliates, a Fund or a Fund’s affiliates, or BlackRock employees. The following are examples of sources of perceived or potential conflicts of interest:
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BlackRock clients who may be issuers of securities or proponents of shareholder resolutions
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BlackRock business partners or third parties who may be issuers of securities or proponents of shareholder resolutions
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BlackRock employees who may sit on the boards of public companies held in Funds managed by BlackRock
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Significant BlackRock, Inc. investors who may be issuers of securities held in Funds managed by BlackRock
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Securities of BlackRock, Inc. or BlackRock investment funds held in Funds managed by BlackRock
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BlackRock, Inc. board members who serve as senior executives or directors of public companies held in Funds managed by BlackRock
BlackRock has taken certain steps to mitigate perceived or potential conflicts including, but not limited to, the following:
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Adopted the Guidelines which are designed to advance our clients’ long-term economic interests in the companies in which BlackRock invests on their behalf
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Established a reporting structure that separates BIS from employees with sales, vendor management, or business partnership roles. In addition, BlackRock seeks to ensure that all engagements with corporate issuers, dissident shareholders or shareholder proponents are managed consistently and without regard to BlackRock’s relationship with such parties. Clients or business partners are not given special treatment or differentiated access to BIS. BIS prioritizes engagements based on factors including, but not limited to, our need for additional information to make a voting

9
Read more about BlackRock Voting Choice on our website.

decision or our view on the likelihood that an engagement could lead to positive outcome(s) over time for the economic value of the company. Within the normal course of business, BIS may engage directly with BlackRock clients, business partners and/or third parties, and/or with employees with sales, vendor management, or business partnership roles, in discussions regarding our approach to stewardship, general corporate governance matters, client reporting needs, and/or to otherwise ensure that proxy-related client service levels are met
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Determined to engage, in certain instances, an independent third-party voting service provider to make proxy voting recommendations as a further safeguard to avoid potential conflicts of interest, to satisfy regulatory compliance requirements, or as may be otherwise required by applicable law. In such circumstances, the independent third-party voting service provider provides BlackRock with recommendations, in accordance with the Guidelines, as to how to vote such proxies. BlackRock uses an independent third-party voting service provider to make proxy voting recommendations for shares of BlackRock, Inc. and companies affiliated with BlackRock, Inc. BlackRock may also use an independent third-party voting service provider to make proxy voting recommendations for:
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public companies that include BlackRock employees on their boards of directors
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public companies of which a BlackRock, Inc. board member serves as a senior executive or a member of the board of directors
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public companies that are the subject of certain transactions involving BlackRock Funds
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public companies that are joint venture partners with BlackRock, and
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public companies when legal or regulatory requirements compel BlackRock to use an independent third-party voting service provider
In selecting an independent third-party voting service provider, we assess several characteristics, including but not limited to: independence, an ability to analyze proxy issues and make recommendations in the economic interest of our clients in accordance with the Guidelines, reputation for reliability and integrity, and operational capacity to accurately deliver the assigned recommendations in a timely manner. We may engage more than one independent third-party voting service provider, in part to mitigate potential or perceived conflicts of interest at a single voting service provider. The Global Committee appoints and reviews the performance of the independent third-party voting service providers, generally on an annual basis.
Securities lending
When so authorized, BlackRock acts as a securities lending agent on behalf of Funds. Securities lending is a well-regulated practice that contributes to capital market efficiency. It also enables funds to generate additional returns while allowing fund providers to keep fund expenses lower.
With regard to the relationship between securities lending and proxy voting, BlackRock cannot vote shares on loan and may determine to recall them for voting, as guided by our fiduciary responsibility to act in our clients’ financial interests. While this has occurred in a limited number of cases, the decision to recall securities on loan as part of BlackRock’s securities lending program in order to vote is based on an evaluation of various factors that include, but are not limited to, assessing potential securities lending revenue alongside the potential long-term financial value to clients of voting those securities (based on the information available at the time of recall consideration).10 BIS works with colleagues in the Securities Lending and Risk and Quantitative Analysis teams to evaluate the costs and benefits to clients of recalling shares on loan.
In almost all instances, BlackRock anticipates that the potential long-term financial value to the Fund of voting shares would be less than the potential revenue the loan may provide the Fund. However, in certain instances, BlackRock may determine, in our independent business judgment as a fiduciary, that the value of voting outweighs the securities lending revenue loss to clients and would therefore recall shares to be voted in those instances.
Periodically, BlackRock reviews our process for determining whether to recall securities on loan in order to vote and may modify it as necessary.
Voting guidelines

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Recalling securities on loan can be impacted by the timing of record dates. In the U.S., for example, the record date of a shareholder meeting typically falls before the proxy statements are released. Accordingly, it is not practicable to evaluate a proxy statement, determine that a vote has a material impact on a fund and recall any shares on loan in advance of the record date for the annual meeting. As a result, managers must weigh independent business judgement as a fiduciary, the benefit to a fund’s shareholders of recalling loaned shares in advance of an estimated record date without knowing whether there will be a vote on matters which have a material impact on the fund (thereby forgoing potential securities lending revenue for the fund’s shareholders) or leaving shares on loan to potentially earn revenue for the fund (thereby forgoing the opportunity to vote).

The voting guidelines published for each region/country in which we vote are intended to summarize BlackRock’s general philosophy and approach to issues that may commonly arise in the proxy voting context in each market where we invest. The Guidelines are not intended to be exhaustive. BIS applies the Guidelines on a case-by-case basis, in the context of the individual circumstances of each company and the specific issue under review. As such, the Guidelines do not indicate how BIS will vote in every instance. Rather, they reflect our view about corporate governance issues generally, and provide insight into how we typically approach issues that commonly arise on corporate ballots. As previously discussed, the Guidelines should be read in conjunction with the Principles and engagement priorities. Collectively, these “BIS policies” set out the core elements of corporate governance that guide our investment stewardship efforts globally and within each market, including when engaging with companies and voting at shareholder meetings. The BIS policies are applied on a case-by-case basis, taking into consideration the context within which a company is operating.
Reporting and vote transparency
We are committed to transparency in the stewardship work we do on behalf of clients. We inform clients about our engagement and voting policies and activities through direct communication and through disclosure on our website. Each year we publish an annual report that provides a global overview of our investment stewardship engagement and voting activities and a voting spotlight that summarizes our voting over a proxy year.11 Additionally, we make public our regional proxy voting guidelines for the benefit of clients and the companies in which we invest on their behalf. We also publish commentaries to share our perspective on market developments and emerging key themes.
At a more granular level, on a quarterly basis, we publish our vote record for each company that held a shareholder meeting during the period, showing how BIS voted on each proposal and providing our rationale for any votes against management proposals or on shareholder proposals. For shareholder meetings where a vote might be high profile or of significant interest to clients, we may publish a vote bulletin after the meeting, disclosing and explaining our vote on key proposals. We also publish a quarterly list of all companies with which we engaged and the key topics addressed in the engagement meeting.
In this way, we help inform our clients about the work we do on their behalf in promoting the governance and business practices that support durable, long-term financial value creation.

11
The proxy year runs from July 1 to June 30.

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